UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Small Cap Growth Portfolio

January 31, 2014

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

March 6, 2014

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Small Cap Growth Portfolio (the “Fund”) for the semi-annual reporting period ended January 31, 2014.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that entered

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	1

into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offered shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by AllianceBernstein L.P. (the “Adviser”).

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2014.

All share classes of the Fund outperformed the benchmark for both periods. For the six-month period, smaller, more speculative stocks were among the strongest performers. Positive stock selection in the health care, consumer/commercial services and financial sectors was the main driver of outperfor- mance. During the 12-month period, the Fund delivered strong positive returns; stock selection within the health care, consumer/commercial services and energy sectors was the main driver of results. Holdings in the technology sector detracted. Sector allocations were positive during both periods, benefitting most from an underweight to the financial services sector, which significantly lagged the benchmark. Cash, although held to only modest transactional levels, detracted from relative returns, given the solid absolute gains in the market.

The Fund did not use leverage or derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

U.S. equity markets rose significantly in the six-month period ended January 31, 2014, as a brightening domestic economic outlook lifted risk assets. The U.S. Federal Reserve (the “Fed”) played a large role in the behavior of financial markets during the period. The implementation of the Fed’s accommodative monetary policies that began in late 2012 fueled an extensive, liquidity-driven rally for U.S. stocks throughout most of the period. The Fed’s decision in December to steadily wind down its sizable asset purchase program by the end of 2014 was reinforced by an announcement that it would reduce its purchases by another $10 billion per month starting in February.

In their most volatile month since October 2012, U.S. equity markets retreated in January as unsettling developments in both mature and emerging economies undercut investor risk appetite. U.S. data released during January painted a mixed economic picture. Consumer spending, which accounts for 70% of U.S. economic activity, and consumer confidence ended the period on high notes. Also, industrial production had its best reading since 2010. Downbeat notes included news at the end of the period that both job creation and income data were disappointing. “Bottom-up” inputs were largely consistent with the mixed data, as earnings revisions for small-cap growth companies turned modestly negative after briefly turning positive during the latter months of 2013.

2	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

The Small Cap Growth Investment Team (the “Team”) emphasizes investments in companies balanced between secular growers and companies well-positioned to benefit from continued economic growth. Sector allocations, which are driven by the Team’s “bottom-up” process, are rela-

tively muted compared to the benchmark, as the Team finds opportunities across most economic sectors. At the end of the six-month period, the only notable overweight was in the technology sector, while the largest underweight was in the financials sector.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	3

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Russell 2000® Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the U.S. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein Small Cap Growth Portfolio*
Class A	17.08%	39.05%

Class B†	16.61%	37.94%

Class C	16.61%	38.00%

Advisor Class‡	17.23%	39.42%

Class R‡	16.93%	38.77%

Class K‡	17.12%	39.22%

Class I‡	17.28%	39.62%

Russell 2000 Growth Index	11.48%	32.13%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the 12-month period ended January 31, 2014 by 0.08%.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	39.05%	33.14%
5 Years	28.95%	27.83%
10 Years	10.42%	9.95%

Class B Shares
1 Year	37.94%	33.94%
5 Years	27.89%	27.89%
10 Years(a)	9.70%	9.70%

Class C Shares
1 Year	38.00%	37.00%
5 Years	27.96%	27.96%
10 Years	9.59%	9.59%

Advisor Class Shares*
1 Year	39.42%	39.42%
5 Years	29.28%	29.28%
10 Years	10.72%	10.72%

Class R Shares*
1 Year	38.77%	38.77%
5 Years	28.70%	28.70%
Since Inception†	10.83%	10.83%

Class K Shares*
1 Year	39.22%	39.22%
5 Years	29.11%	29.11%
Since Inception†	11.15%	11.15%

Class I Shares*
1 Year	39.62%	39.62%
5 Years	29.53%	29.53%
Since Inception†	11.54%	11.54%

The Portfolio’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.34%, 2.12%, 2.08%, 1.07%, 1.55%, 1.21% and 0.92% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. The inception date for Class R, Class K and Class I shares is listed below.

†	Inception date: 3/1/2005.

See Disclosures, Risks and Note about Historical Performance on page 4.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2013 (unaudited)
SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year	38.93%
5 Years	26.49%
10 Years	10.32%

Class B Shares
1 Year	39.95%
5 Years	26.55%
10 Years(a)	10.07%

Class C Shares
1 Year	43.07%
5 Years	26.63%
10 Years	9.96%

Advisor Class Shares*
1 Year	45.48%
5 Years	27.94%
10 Years	11.10%

Class R Shares*
1 Year	44.80%
5 Year	27.36%
Since Inception†	10.80%

Class K Shares*
1 Year	45.28%
5 Year	27.77%
Since Inception†	11.12%

Class I Shares*
1 Year	45.72%
5 Year	28.18%
Since Inception†	11.51%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. The inception date for Class R, Class K and Class I shares is listed below.

†	Inception date: 3/1/2005.

See Disclosures, Risks and Note about Historical Performance on page 4.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,170.80	$7.06	1.29%
Hypothetical**	$1,000	$1,018.70	$6.56	1.29%
Class B
Actual	$1,000	$1,166.10	$11.19	2.05%
Hypothetical**	$1,000	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000	$1,166.10	$11.03	2.02%
Hypothetical**	$1,000	$1,015.02	$10.26	2.02%
Advisor Class
Actual	$1,000	$1,172.30	$5.58	1.02%
Hypothetical**	$1,000	$1,020.06	$5.19	1.02%
Class R
Actual	$1,000	$1,169.30	$8.26	1.51%
Hypothetical**	$1,000	$1,017.59	$7.68	1.51%
Class K
Actual	$1,000	$1,171.20	$6.51	1.19%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%
Class I
Actual	$1,000	$1,172.80	$4.93	0.90%
Hypothetical**	$1,000	$1,020.67	$4.58	0.90%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

8	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

January 31, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,624.2

TEN LARGEST HOLDINGS**

January 31, 2014 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
PolyOne Corp.	$30,812,740	1.9%
CoStar Group, Inc.	29,926,530	1.8
Ultimate Software Group, Inc. (The)	26,896,550	1.7
Kirby Corp.	26,596,729	1.6
Acadia Healthcare Co., Inc.	26,349,757	1.6
Tableau Software, Inc. – Class A	25,508,247	1.6
Conn’s, Inc.	25,288,751	1.6
United Rentals, Inc.	24,919,807	1.5
Middleby Corp. (The)	24,579,095	1.5
PTC, Inc.	24,295,582	1.5
	$265,173,788	16.3%

*	All data are as of January 31, 2014. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

**	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	9

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Information Technology – 27.1%
Communications Equipment – 0.9%
Ciena Corp.(a)	610,179	$14,235,476

Internet Software & Services – 11.4%
Cornerstone OnDemand, Inc.(a)	294,390	16,794,949
CoStar Group, Inc.(a)	173,951	29,926,530
Criteo SA (Sponsored ADR)(a)	207,346	7,296,506
Dealertrack Technologies, Inc.(a)	496,267	23,150,856
Demandware, Inc.(a)	275,574	17,548,552
Envestnet, Inc.(a)	302,710	12,940,852
LogMeIn, Inc.(a)	368,000	12,497,280
Pandora Media, Inc.(a)	485,520	17,512,706
Shutterstock, Inc.(a)	181,642	14,642,162
Yelp, Inc.(a)	253,985	19,290,161
Zillow, Inc.(a)(b)	166,430	13,663,903

		185,264,457

Semiconductors & Semiconductor Equipment – 4.1%
Cavium, Inc.(a)	396,339	14,731,921
Power Integrations, Inc.	349,001	20,671,329
Synaptics, Inc.(a)	247,310	14,433,012
Teradyne, Inc.(a)	872,360	16,409,091

		66,245,353

Software – 10.7%
Aspen Technology, Inc.(a)	453,787	20,679,074
FireEye, Inc.(a)	108,132	7,892,555
FleetMatics Group PLC(a)	283,642	11,348,516
Guidewire Software, Inc.(a)	471,800	22,273,678
Interactive Intelligence Group, Inc.(a)	208,450	15,829,693
PTC, Inc.(a)	680,930	24,295,582
SS&C Technologies Holdings, Inc.(a)	522,699	20,291,175
Tableau Software, Inc. – Class A(a)	315,618	25,508,247
Ultimate Software Group, Inc. (The)(a)	164,777	26,896,550

		175,015,070

		440,760,356

Health Care – 22.9%
Biotechnology – 6.6%
Aegerion Pharmaceuticals, Inc.(a)	95,780	5,744,884
Celldex Therapeutics, Inc.(a)	250,547	6,459,102
Cubist Pharmaceuticals, Inc.(a)	177,751	12,991,821
Intercept Pharmaceuticals, Inc.(a)	31,827	9,576,108
Isis Pharmaceuticals, Inc.(a)	205,647	10,500,336
Karyopharm Therapeutics, Inc.(a)	175,612	6,130,615
KYTHERA Biopharmaceuticals, Inc.(a)(b)	153,496	7,060,816
Momenta Pharmaceuticals, Inc.(a)	358,020	6,408,558
NPS Pharmaceuticals, Inc.(a)	378,970	13,559,547
Puma Biotechnology, Inc.(a)	95,647	11,306,432
Synageva BioPharma Corp.(a)	100,801	9,130,554

10	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

TESARO, Inc.(a)	192,538	$6,066,872
Ultragenyx Pharmaceutical, Inc.	41,356	1,747,291

		106,682,936

Health Care Equipment & Supplies – 4.9%
Align Technology, Inc.(a)	368,238	21,880,702
Cardiovascular Systems, Inc.(a)	183,888	6,237,481
HeartWare International, Inc.(a)	185,296	18,383,216
LDR Holding Corp.(a)	265,820	7,022,964
Sirona Dental Systems, Inc.(a)	167,492	12,049,374
Tandem Diabetes Care, Inc.(a)	331,621	8,572,403
TearLab Corp.(a)(b)	466,696	3,122,196
Unilife Corp.(a)(b)	605,856	2,829,348

		80,097,684

Health Care Providers & Services – 5.1%
Acadia Healthcare Co., Inc.(a)	516,257	26,349,757
Mednax, Inc.(a)	270,350	15,042,274
Premier, Inc. – Class A(a)	310,992	10,788,313
Team Health Holdings, Inc.(a)	429,291	18,528,200
WellCare Health Plans, Inc.(a)	173,849	11,319,308

		82,027,852

Life Sciences Tools & Services – 2.1%
ICON PLC(a)	406,665	17,083,997
PAREXEL International Corp.(a)	363,700	17,752,197

		34,836,194

Pharmaceuticals – 4.2%
Akorn, Inc.(a)	725,404	16,466,671
Aratana Therapeutics, Inc.(a)	277,967	5,979,070
GW Pharmaceuticals PLC (ADR)(a)(b)	99,547	5,583,591
Jazz Pharmaceuticals PLC(a)	144,060	21,848,139
Pacira Pharmaceuticals, Inc./DE(a)	270,790	18,557,239

		68,434,710

		372,079,376

Industrials – 20.9%
Aerospace & Defense – 2.0%
Hexcel Corp.(a)	571,610	23,824,705
KEYW Holding Corp. (The)(a)(b)	582,603	9,321,648

		33,146,353

Commercial Services & Supplies – 1.0%
Interface, Inc.	753,380	15,783,311

Construction & Engineering – 1.3%
Dycom Industries, Inc.(a)	727,693	20,251,696

Industrial Conglomerates – 1.4%
Carlisle Cos., Inc.	299,284	22,305,636

Machinery – 8.6%
Actuant Corp. – Class A	516,680	17,680,790
Chart Industries, Inc.(a)	253,266	21,639,047

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

IDEX Corp.	314,840	$22,671,628
Lincoln Electric Holdings, Inc.	266,510	18,442,492
Middleby Corp. (The)(a)	99,680	24,579,095
RBC Bearings, Inc.(a)	206,574	13,394,258
Valmont Industries, Inc.	143,971	21,074,475

		139,481,785

Marine – 1.6%
Kirby Corp.(a)	266,527	26,596,729

Professional Services – 2.3%
TrueBlue, Inc.(a)	772,828	18,957,471
WageWorks, Inc.(a)	304,130	18,913,845

		37,871,316

Road & Rail – 1.2%
Genesee & Wyoming, Inc. – Class A(a)	213,092	19,250,731

Trading Companies & Distributors – 1.5%
United Rentals, Inc.(a)	307,880	24,919,807

		339,607,364

Consumer Discretionary – 14.4%
Distributors – 0.6%
LKQ Corp.(a)	360,347	9,754,593

Diversified Consumer Services – 2.0%
Bright Horizons Family Solutions, Inc.(a)	445,339	16,366,208
Capella Education Co.	263,660	16,449,748

		32,815,956

Internet & Catalog Retail – 2.8%
HomeAway, Inc.(a)	481,876	19,689,453
Shutterfly, Inc.(a)	334,991	15,865,174
zulily, Inc. – Class A(a)(b)	254,783	10,127,624

		45,682,251

Media – 0.9%
National CineMedia, Inc.	718,791	13,427,016

Specialty Retail – 8.1%
Cabela’s, Inc.(a)	273,130	18,261,472
Conn’s, Inc.(a)	416,550	25,288,751
Container Store Group, Inc. (The)(a)(b)	212,331	7,803,164
Dick’s Sporting Goods, Inc.	362,200	19,015,500
Five Below, Inc.(a)	418,542	15,339,564
Hibbett Sports, Inc.(a)(b)	328,663	19,723,067
Lumber Liquidators Holdings, Inc.(a)	205,100	18,251,849
Restoration Hardware Holdings, Inc.(a)	145,834	8,274,621

		131,957,988

		233,637,804

Financials – 5.0%
Capital Markets – 1.0%
Stifel Financial Corp.(a)	355,613	16,055,927

12	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Banks – 4.0%
City National Corp./CA	115,970	$8,390,430
Iberiabank Corp.	250,866	16,517,017
Signature Bank/New York NY(a)	157,689	19,247,519
SVB Financial Group(a)	181,128	20,327,996

		64,482,962

		80,538,889

Energy – 4.1%
Energy Equipment & Services – 2.0%
Dril-Quip, Inc.(a)	128,680	12,940,061
Forum Energy Technologies, Inc.(a)	237,281	5,960,499
Oil States International, Inc.(a)	101,712	9,555,842
Superior Energy Services, Inc.	202,040	4,776,225

		33,232,627

Oil, Gas & Consumable Fuels – 2.1%
Emerald Oil, Inc.(a)	606,104	4,648,818
Laredo Petroleum Holdings, Inc.(a)	394,451	9,758,718
Matador Resources Co.(a)	512,935	9,971,456
Oasis Petroleum, Inc.(a)	234,306	9,796,334

		34,175,326

		67,407,953

Materials – 1.9%
Chemicals – 1.9%
PolyOne Corp.	866,500	30,812,740

Consumer Staples – 1.8%
Food & Staples Retailing – 1.8%
Chefs’ Warehouse, Inc. (The)(a)	529,848	12,509,712
Sprouts Farmers Market, Inc.(a)	459,603	16,426,211

		28,935,923

Telecommunication Services – 0.4%
Wireless Telecommunication Services – 0.4%
RingCentral, Inc. – Class A(a)	360,831	6,585,166

Total Common Stocks (cost $1,155,271,764)		1,600,365,571

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AllianceBerstein Fixed-Income Shares Inc. –Government STIF Portfolio, 0.07%(c) (cost $28,846,590)	28,846,590	28,846,590

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $1,184,118,355)		1,629,212,161

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
Investment Companies – 3.5%
AllianceBernstein Exchange Reserves – Class I, 0.07%(c) (cost $56,110,999)	56,110,999	$56,110,999

Total Investments – 103.8% (cost $1,240,229,353)		1,685,323,160
Other assets less liabilities – (3.8)%		(61,147,347)

Net Assets – 100.0%		$1,624,175,813

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

14	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2014 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,155,271,764)	$1,600,365,571	(a)
Affiliated issuers (cost $84,957,589—including investment of cash collateral for securities loaned of $56,110,999)	84,957,589
Receivable for investment securities sold	12,467,622
Receivable for capital stock sold	9,293,828
Interest and dividends receivable	54,101

Total assets	1,707,138,711

Liabilities
Payable for collateral received on securities loaned	56,110,999
Payable for investment securities purchased	15,259,195
Payable for capital stock redeemed	9,791,446
Advisory fee payable	1,102,764
Distribution fee payable	248,928
Transfer Agent fee payable	228,818
Administrative fee payable	16,153
Accrued expenses	204,595

Total liabilities	82,962,898

Net Assets	$1,624,175,813

Composition of Net Assets
Capital stock, at par	$62,125
Additional paid-in capital	1,110,578,116
Accumulated net investment loss	(14,367,623)
Accumulated net realized gain on investment transactions	82,809,388
Net unrealized appreciation on investments	445,093,807

	$1,624,175,813

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.002 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$527,828,984	10,219,707	$51.65	*

B	$5,113,739	129,124	$39.60

C	$73,178,479	1,835,017	$39.88

Advisor	$395,186,325	7,260,505	$54.43

R	$58,435,570	1,142,516	$51.15

K	$94,115,665	1,791,002	$52.55

I	$470,317,051	8,684,709	$54.15

(a)	Includes securities on loan with a value of $54,482,019 (see Note E).

*	The maximum offering price per share for Class A shares was $53.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	15

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2014 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$1,370,469
Affiliated issuers	29,452
Interest	22
Securities lending income	160,657	$1,560,600

Expenses
Advisory fee (see Note B)	5,876,379
Distribution fee—Class A	679,372
Distribution fee—Class B	26,326
Distribution fee—Class C	344,481
Distribution fee—Class R	138,411
Distribution fee—Class K	108,934
Transfer agency—Class A	560,635
Transfer agency—Class B	6,710
Transfer agency—Class C	77,576
Transfer agency—Advisor Class	400,898
Transfer agency—Class R	60,627
Transfer agency—Class K	62,388
Transfer agency—Class I	255,580
Custodian	129,282
Registration fees	64,911
Printing	62,522
Administrative	25,430
Audit	20,776
Legal	20,470
Directors’ fees	3,182
Miscellaneous	18,814

Total expenses		8,943,704

Net investment loss		(7,383,104)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		137,692,902
Net change in unrealized appreciation/depreciation of investments		109,678,609

Net gain on investment transactions		247,371,511

Net Increase in Net Assets from Operations		$239,988,407

See notes to financial statements.

16	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(7,383,104)	$(8,238,321)
Net realized gain on investment transactions	137,692,902	53,501,166
Net change in unrealized appreciation/depreciation of investments	109,678,609	261,454,201

Net increase in net assets from operations	239,988,407	306,717,046
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(31,667,180)	(11,536,752)
Class B	(401,889)	(235,413)
Class C	(5,535,775)	(1,854,979)
Advisor Class	(21,636,351)	(6,593,078)
Class R	(3,498,925)	(1,126,963)
Class K	(5,505,723)	(1,689,067)
Class I	(26,368,549)	(7,882,890)
Capital Stock Transactions
Net increase	39,851,877	397,710,526

Total increase	185,225,892	673,508,430
Net Assets
Beginning of period	1,438,949,921	765,441,491

End of period (including accumulated net investment loss of ($14,367,623) and ($6,984,519), respectively)	$1,624,175,813	$1,438,949,921

See notes to financial statements.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	17

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of eight portfolios: AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—U.S., AllianceBernstein Market Neutral Strategy—Global, AllianceBernstein International Discovery Equity Portfolio, AllianceBernstein Emerging Markets Multi-Asset Portfolio, AllianceBernstein Select US Equity Portfolio, AllianceBernstein Dynamic All Market Fund Portfolio and AllianceBernstein Select US Long/Short Portfolio (the “Portfolios”). The AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—U.S., AllianceBernstein Market Neutral Strategy—Global and AllianceBernstein International Discovery Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AllianceBernstein Emerging Markets Multi-Asset Portfolio commenced operations on August 31, 2011. AllianceBernstein Select US Equity Portfolio commenced operations on December 8, 2011. AllianceBernstein Dynamic All Market Fund commenced operations on December 16, 2011. AllianceBernstein Select US Long/Short Portfolio commenced operations on December 12, 2012. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Growth Portfolio (the “Fund”). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and

18	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offered shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by the Adviser. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

20	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,600,365,571		$	– 0	–	$	– 0	–	$1,600,365,571
Short-Term Investments	28,846,590			– 0	–		– 0	–	28,846,590
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	56,110,999			– 0	–		– 0	–	56,110,999

Total Investments in Securities	1,685,323,160			– 0	–		– 0	–	1,685,323,160
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,685,323,160		$	– 0	–	$	– 0	–	$1,685,323,160

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

22	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

During the period, the Fund paid the Adviser an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2014, the reimbursement for such services amounted to $25,430.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $369,683 for the six months ended January 31, 2014.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,995 from the sale of Class A shares and received $4,553, $957 and $6,496 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2014.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2014 is as follows:

Market Value July 31, 2013 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2014 (000)	Dividend Income (000)
$ 41,948	$191,173	$204,274	$28,847	$13

Brokerage commissions paid on investment transactions for the six months ended January 31, 2014 amounted to $851,758, of which $963 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both

24	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Class A plan are currently limited to .27% of the Fund’s average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,269,631, $2,563,842, $313,639 and $278,644 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2014 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$564,288,275		$611,678,420
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$451,414,383
Gross unrealized depreciation	(6,320,576)

Net unrealized appreciation	$445,093,807

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2014.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2014, the Fund had securities on loan with a value of $54,482,019 and had received cash collateral which has been invested into AllianceBernstein Exchange Reserves of $56,110,999. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities

26	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

lending income of $160,657 and $16,747 from the borrowers and AllianceBernstein Exchange Reserves, respectively, for the six months ended January 31, 2014; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AllianceBernstein Exchange Reserves for the six months ended January 31, 2014 is as follows:

Market Value July 31, 2013 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2014 (000)
$ 108,318	$323,108	$375,315	$56,111

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

Class A
Shares sold	1,119,078	4,693,469	$56,513,769	$185,623,832

Shares issued in reinvestment of distributions	603,261	286,440	29,384,832	10,581,110

Shares converted from Class B	14,872	36,872	741,800	1,478,335

Shares redeemed	(1,122,725)	(2,980,422)	(56,590,386)	(120,805,763)

Net increase	614,486	2,036,359	$30,050,015	$76,877,514

Class B
Shares sold	4,579	10,457	$181,190	$328,868

Shares issued in reinvestment of distributions	10,508	7,801	392,899	227,167

Shares converted to Class A	(19,027)	(46,703)	(741,800)	(1,478,335)

Shares redeemed	(11,202)	(33,659)	(435,489)	(1,069,748)

Net decrease	(15,142)	(62,104)	$(603,200)	$(1,992,048)

Class C
Shares sold	264,083	720,018	$10,450,698	$22,652,009

Shares issued in reinvestment of distributions	122,634	51,758	4,617,177	1,515,985

Shares redeemed	(173,444)	(273,153)	(6,905,244)	(8,759,578)

Net increase	213,273	498,623	$8,162,631	$15,408,416

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

	Shares		Amount
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

Advisor Class
Shares sold	1,534,373	4,633,386	$81,686,516	$194,034,390

Shares issued in reinvestment of distributions	267,537	111,944	13,727,308	4,331,092

Shares redeemed	(1,032,526)	(1,963,166)	(54,545,560)	(83,160,579)

Net increase	769,384	2,782,164	$40,868,264	$115,204,903

Class R
Shares sold	193,851	719,615	$9,678,559	$28,552,405

Shares issued in reinvestment of distributions	72,489	30,713	3,498,319	1,126,868

Shares redeemed	(200,280)	(343,742)	(9,914,962)	(13,939,358)

Net increase	66,060	406,586	$3,261,916	$15,739,915

Class K
Shares sold	303,196	1,039,988	$15,577,224	$42,034,330

Shares issued in reinvestment of distributions	111,091	45,053	5,505,662	1,689,028

Shares redeemed	(208,078)	(382,857)	(10,697,695)	(15,691,808)

Net increase	206,209	702,184	$10,385,191	$28,031,550

Class I
Shares sold	1,541,622	5,624,842	$81,210,633	$234,286,655

Shares issued in reinvestment of distributions	509,095	205,033	25,989,297	7,881,466

Shares redeemed	(3,021,636)	(2,219,840)	(159,472,870)	(93,727,845)

Net increase (decrease)	(970,919)	3,610,035	$(52,272,940)	$148,440,276

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

28	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2014.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2013 and July 31, 2012 were as follows:

	2013			2012
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–
Long-term capital gains		30,919,143			7,818,515

Total taxable distributions		$30,919,143			$7,818,515

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$47,544,391
Accumulated capital and other losses	(6,984,519	)(a)
Unrealized appreciation/(depreciation)	327,601,685	(b)

Total accumulated earnings/(deficit)	$368,161,557

(a)

As of July 31, 2013, the Fund did not have any outstanding capital loss carryforwards. At July 31, 2013, the Fund had a qualified late-year ordinary loss deferral of $6,984,519, which is deemed to arise on August 1, 2013.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of July 31, 2013, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 47.08	$ 37.62	$ 35.77	$ 25.36	$ 21.08	$ 26.69

Income From Investment Operations
Net investment loss(a)	(.28)	(.36)	(.31)	(.37)	(.31)	(.24)
Net realized and unrealized gain (loss) on investment transactions	8.12	11.10	2.64	(b)	10.78	4.59	(5.37)

Net increase (decrease) in net asset value from operations	7.84	10.74	2.33	10.41	4.28	(5.61)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.23)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.48)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 51.65	$ 47.08	$ 37.62	$ 35.77	$ 25.36	$ 21.08

Total Return
Total investment return based on net asset value(c)	17.08%	29.47	%*	6.73	%*	41.05	%*	20.30	%*	(21.02	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527,829	$452,253	$284,767	$227,339	$152,958	$146,038
Ratio to average net assets of:
Expenses	1.29	%^	1.34%	1.33%	1.43%	1.60	%+	1.62%
Net investment loss	(1.09	)%^	(.89)%	(.88)%	(1.13)%	(1.30	)%+	(1.28)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See	footnote summary on page 38.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	31

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 36.93	$ 30.01	$ 28.64	$ 20.47	$ 17.16	$ 21.92

Income From Investment Operations
Net investment loss(a)	(.36)	(.52)	(.48)	(.52)	(.42)	(.34)
Net realized and unrealized gain (loss) on investment transactions	6.30	8.72	2.11	(b)	8.69	3.73	(4.42)

Net increase (decrease) in net asset value from operations	5.94	8.20	1.63	8.17	3.31	(4.76)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.01)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.26)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 39.60	$ 36.93	$ 30.01	$ 28.64	$ 20.47	$ 17.16

Total Return
Total investment return based on net asset value(c)	16.61%	28.45	%*	5.83	%*	39.91	%*	19.29	%*	(21.72	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,114	$5,329	$6,194	$8,999	$9,568	$12,471
Ratio to average net assets of:
Expenses	2.05	%^	2.12%	2.18%	2.29%	2.45	%+	2.51%
Net investment loss	(1.85	)%^	(1.63)%	(1.73)%	(1.99)%	(2.16	)%+	(2.16)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See	footnote summary on page 38.

32	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 37.17	$ 30.18	$ 28.83	$ 20.60	$ 17.25	$ 22.02

Income From Investment Operations
Net investment loss(a)	(.37)	(.53)	(.46)	(.51)	(.41)	(.33)
Net realized and unrealized gain (loss) on investment transactions	6.35	8.80	2.12	(b)	8.74	3.76	(4.44)

Net increase (decrease) in net asset value from operations	5.98	8.27	1.66	8.23	3.35	(4.77)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.06)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.31)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 39.88	$ 37.17	$ 30.18	$ 28.83	$ 20.60	$ 17.25

Total Return
Total investment return based on net asset value(c)	16.61%	28.52	%*	5.93	%*	39.95	%*	19.42	%*	(21.66	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,178	$60,274	$33,894	$20,107	$13,677	$13,246
Ratio to average net assets of:
Expenses	2.02	%^	2.08%	2.08%	2.19%	2.37	%+	2.41%
Net investment loss	(1.82	)%^	(1.64)%	(1.64)%	(1.90)%	(2.08	)%+	(2.07)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See	footnote summary on page 38.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 49.39	$ 39.30	$ 37.36	$ 26.43	$ 21.90	$ 27.65

Income From Investment Operations
Net investment loss(a)	(.22)	(.27)	(.23)	(.28)	(.26)	(.20)
Net realized and unrealized gain (loss) on investment transactions	8.53	11.64	2.76	(b)	11.21	4.79	(5.55)

Net increase (decrease) in net asset value from operations	8.31	11.37	2.53	10.93	4.53	(5.75)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.34)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.59)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 54.43	$ 49.39	$ 39.30	$ 37.36	$ 26.43	$ 21.90

Total Return
Total investment return based on net asset value(c)	17.23%	29.82	%*	7.03	%*	41.36	%*	20.68	%*	(20.80	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$395,186	$320,624	$145,773	$58,959	$18,067	$18,439
Ratio to average net assets of:
Expenses	1.02	%^	1.07%	1.05%	1.10%	1.33	%+	1.35%
Net investment loss	(.82	)%^	(.64)%	(.61)%	(.81)%	(1.03	)%+	(1.00)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See	footnote summary on page 38.

34	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 46.71	$ 37.42	$ 35.61	$ 25.30	$ 21.04	$ 26.66

Income From Investment Operations
Net investment loss(a)	(.33)	(.45)	(.41)	(.44)	(.34)	(.25)
Net realized and unrealized gain (loss) on investment transactions	8.04	11.02	2.65	(b)	10.75	4.60	(5.37)

Net increase (decrease) in net asset value from operations	7.71	10.57	2.24	10.31	4.26	(5.62)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.18)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.43)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 51.15	$ 46.71	$ 37.42	$ 35.61	$ 25.30	$ 21.04

Total Return
Total investment return based on net asset value(c)	16.93%	29.17	%*	6.48	%*	40.75	%*	20.25	%*	(21.08	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,436	$50,283	$25,065	$13,504	$6,845	$2,957
Ratio to average net assets of:
Expenses	1.51	%^	1.55%	1.60%	1.63%	1.69	%+	1.70%
Net investment loss	(1.31	)%^	(1.12)%	(1.16)%	(1.33)%	(1.39	)%+	(1.35)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See footnote summary on page 38.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 47.83	$ 38.16	$ 36.24	$ 25.66	$ 21.27	$ 26.88

Income From Investment Operations
Net investment loss(a)	(.26)	(.33)	(.31)	(.35)	(.26)	(.21)
Net realized and unrealized gain (loss) on investment transactions	8.25	11.28	2.71	(b)	10.93	4.65	(5.40)

Net increase (decrease) in net asset value from operations	7.99	10.95	2.40	10.58	4.39	(5.61)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.23)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.48)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 52.55	$ 47.83	$ 38.16	$ 36.24	$ 25.66	$ 21.27

Total Return
Total investment return based on net asset value(c)	17.12%	29.60	%*	6.83	%*	41.23	%*	20.64	%*	(20.87	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,116	$75,804	$33,677	$10,725	$6,858	$5,323
Ratio to average net assets of:
Expenses	1.19	%^	1.21%	1.25%	1.32%	1.37	%+	1.44%
Net investment loss	(.99	)%^	(.78)%	(.83)%	(1.03)%	(1.07	)%+	(1.10)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See footnote summary on page 38.

36	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 49.13	$ 39.05	$ 37.09	$ 26.18	$ 21.63	$ 27.24

Income From Investment Operations
Net investment loss(a)	(.19)	(.21)	(.18)	(.24)	(.18)	(.15)
Net realized and unrealized gain (loss) on investment transactions	8.48	11.57	2.74	(b)	11.15	4.73	(5.46)

Net increase (decrease) in net asset value from operations	8.29	11.36	2.56	10.91	4.55	(5.61)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.35)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(3.27)	(1.28)	(.25)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(3.27)	(1.28)	(.60)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 54.15	$ 49.13	$ 39.05	$ 37.09	$ 26.18	$ 21.63

Total Return
Total investment return based on net asset value(c)	17.28%	29.98	%*	7.16	%*	41.67	%*	21.04	%*	(20.59	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$470,317	$474,383	$236,071	$195,623	$187,866	$159,368
Ratio to average net assets of:
Expenses	.90	%^	.92%	.94%	1.00%	1.04	%+	1.12%
Net investment loss	(.70	)%^	(.51)%	(.49)%	(.70)%	(.74	)%+	(.78)%
Portfolio turnover rate	38%	76%	88%	107%	93%	108%

See footnote summary on page 38.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Includes $.08 per share attributed to third party regulatory settlements.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2013, July 31, 2012, July 31, 2011, July 31, 2010 and July 31, 2009 by 0.08%, 0.01%, 0.04%, 0.12% and 0.13%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

38	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2) , Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	39

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AllianceBernstein Cap Portfolio, Inc. (the “Portfolio”), in respect of AllianceBernstein Small Cap Growth Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Portfolio for the Directors of the Portfolio, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual Portfolio companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation

1	It should be noted that the information in the fee evaluation was completed on April 22, 2013 and discussed with the Board of Directors on April 30-May 2, 2013.

2	Future references to the Fund and the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

40	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of Portfolios with almost all Portfolios in each category having the same advisory fee schedule.4 Also shown are the Portfolio’s net assets on March 31, 2013.

Category	Advisory Fee[5]	Net Assets 3/31/13 ($MIL)	Portfolio
Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$1,254.7	Small Cap Growth Portfolio

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $63,669 (0.011% of the Portfolio’s average daily net assets) for such services.

Set forth below are the Portfolio’s annualized semi-annual total expense ratios:6

Portfolio	Total Expense Ratio[7]		Fiscal Year End
Small Cap Growth Portfolio	Advisor	1.03%	July 31 (ratios as of January 31, 2013)
	Class A	1.30%
	Class B	2.10%
	Class C	2.04%
	Class R	1.57%
	Class K	1.22%
	Class I	0.93%

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Portfolios, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fee of the Portfolio is based on the percentage of the Portfolio’s average daily net assets and is paid on a monthly basis.
6	Semi-annual total expense ratios are unaudited.

7	Annualized.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	41

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Portfolio Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Portfolio counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual Portfolios managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual Portfolio since establishing a new mutual Portfolio requires a large upfront investment and it may take a long time for the Portfolio to achieve profitability since the Portfolio must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual Portfolio industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.8 In addition to the AllianceBernstein Institutional fee schedule, set

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual Portfolios and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

42	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio based on March 31, 2013 net assets.9

Portfolio	Net Assets 3/31/13 ($MM)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$1,254.7	Small Cap Growth 1.00% on 1st $50 million 0.85% on next $50 million 0.75% on the balance Minimum account size: $25 m	0.764%	0.750%

The adviser also manages the AllianceBernstein Variable Products Series Portfolio, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio.10 Also shown is what would have been the effective advisory fee of the Portfolio had the AVPS fee schedule been applicable to the Portfolio:

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	0.750%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other Portfolio families. The Adviser charges the following fees for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2013 net assets.

9	Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

10	The AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same fee schedule as the AVPS portfolio.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	43

Portfolio		Fee Schedule	Effective Sub-advised Fee (%)	Portfolio Advisory Fee (%)
Small Cap Growth Portfolio	Client #1[11]	0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.590%	0.750%

	Client #2	0.65% on the first $25 million 0.60% on the next $75 million 0.55% on the balance	0.555%	0.750%

	Client #3	0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s-length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL PORTFOLIO COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.12 Lipper’s analysis included the comparison of the Portfolio’s contractual

11	The client is an affiliate of the Adviser.

12	The Supreme Court cautioned against accepting mutual Portfolio fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

44	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)13 and the Portfolio’s contractual management fee ranking.14

Lipper describes an EG as a representative sample of comparable Portfolios. Lipper’s standard methodology for screening Portfolios to be included in an EG entails the consideration of several Portfolio criteria, including Portfolio type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty Portfolios.

Portfolio	Contractual Management Fee (%)[15]	Lipper EG Median (%)	Lipper EG Rank
Small Cap Growth Portfolio	0.750	0.830	5/17

Lipper also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all Portfolios that have the same investment classifications/objective and load type as the subject Portfolio. Set forth below is Lipper’s comparison of the Portfolio’s total expense ratio and the median of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown.

Portfolio	Total Expense Ratio (%)[16]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Small Cap Growth Portfolio	1.329	1.370	6/17	1.389	23/70

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

13	Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized Portfolios that have relatively large average account sizes. There are limitations to Lipper expense category data because different Portfolios categorize expenses differently.

14	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that a Portfolio had the lowest effective fee rate in the Lipper peer group.

15	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers or expense reimbursements made by the Adviser that would effectively reduce the actual effective management fee.

16	Most recently completed fiscal year Class A share total expense ratio.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	45

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2012, relative to 2011.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Portfolios or approximately $19 million for distribution services and educational support (revenue sharing payments).

During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $21,105, $1,071,220 and $10,289 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

46	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $478,587 in fees from the Portfolio.

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. These credits and charges are not being passed onto any SCB client. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE
The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Portfolios managed by the Adviser through lower fees.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	47

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli17 study on advisory fees and various Portfolio characteristics.18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (Portfolio size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by Portfolio AUM, family AUM, index Portfolio indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Portfolios to similar Portfolios managed by 19 other large asset managers, regardless of the Portfolio size and each Adviser’s proportion of mutual Portfolio assets to non-mutual Portfolio assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $443 billion as of March 31, 2013, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance returns and rankings20 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)21 for the periods ended February 28, 2013.22

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual Portfolio fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for Portfolios with larger asset sizes and Portfolios from larger family sizes compared to Portfolios with smaller asset sizes and Portfolios from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as Portfolios surpassed a certain high level of assets.

20	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. It should be noted that performance returns of the Portfolio were provided by Lipper.

21	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a Portfolio from a PU is somewhat different from that of an EU.

22	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

48	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	7.44	8.88	8.88	14/17	54/81
3 year	20.05	16.05	15.27	1/17	2/71
5 year	10.18	8.22	7.08	6/16	6/63
10 year	12.20	10.97	10.77	2/15	4/48

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.24 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.25

	Periods Ending February 28, 2013 Annualized Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	7.44	20.05	10.18	12.20	9.80	21.10	0.57	10
Russell 2000 Growth Index	11.17	15.77	7.83	11.22	N/A	20.63	0.53	10
Inception Date: February 12, 1969

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 29, 2013

23	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through February 28, 2013.

25	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a Portfolio’s return in excess of the riskless return by the Portfolio’s standard deviation. A Portfolio with a greater volatility would be viewed as more risky than a Portfolio with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky Portfolio. A Portfolio with a higher Sharpe Ratio would be viewed as better performing than a Portfolio with a lower Sharpe Ratio.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	49

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Growth & Income Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Discovery Equity Portfolio

International Growth Fund

International/Global Value

Global Value Fund

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

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Tax-Aware Fixed Income Portfolio

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Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Fixed Income (continued)

Taxable

Bond Inflation Strategy

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High Income Fund

Intermediate Bond Portfolio

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Short Duration Portfolio

Alternatives

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Global Real Estate Investment Fund

Global Risk Allocation Fund

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Real Asset Strategy

Select US Long/Short Portfolio

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Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

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We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

50	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO •	51

NOTES

52	• ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0152-0114

SEMI-ANNUAL REPORT

AllianceBernstein Market Neutral Strategies

Market Neutral Strategy – U.S.

Market Neutral Strategy – Global

January 31, 2014

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

March 12, 2014

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Market Neutral Strategy – U.S. (the “U.S. Strategy”) and Market Neutral Strategy – Global (the “Global Strategy”) (each a “Strategy”, and collectively, the “Strategies”), for the semi-annual reporting period ended January 31, 2014.

Investment Objective and Policies

The Strategies’ investment objective is to seek long-term growth of capital independent of stock market direction.

Both Strategies seek to limit market risk by balancing “long” and “short” positions. To do this, the U.S. Strategy will buy, or take long positions in, equity securities of U.S. companies, and in the case of the Global Strategy, in equity securities of U.S. and non-U.S. companies, that AllianceBernstein L.P. (the “Adviser”) believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Strategies will be highly diversified and may invest across different industries, sectors and regions. While the Strategies will not target issuers of a particular size, most issuers will have larger capitalizations.

Under normal circumstances, the Global Strategy invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Global Strategy invests, under normal circumstances, in the equity securities of companies located in at least three countries.

The Global Strategy expects to allocate its investments among eight geographic “sleeves,” with the size of the allocation depending upon the Adviser’s assessment of relative risks and returns. The sleeves are: the U.S.; Canada; Japan; Asia (other than Japan); the United Kingdom; Europe (other than the United Kingdom); Oceania (Australia and New Zealand); and the emerging markets. The Global Strategy intends to maintain approximately equal dollar exposures in long and short positions within each sleeve under normal circumstances.

The Strategies’ exposures may be achieved primarily or entirely through the use of derivatives, such as swaps, options, futures and forwards. For example, the Strategies may achieve long or short exposure to a particular equity security through a swap relating to that security. Derivatives may provide more efficient and economical, as well as significantly larger, exposure to equity markets than is possible through direct long investments or short selling. The Adviser will consider the impact of derivatives in making its assessments of the Strategies’ risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

Currencies can have a dramatic impact on equity returns, significantly adding

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	1

to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Global Strategy’s securities positions when it finds the currency exposure unattractive. The Adviser may also decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Global Strategy may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Strategies expect to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategies’ performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Investment Results

The tables on pages 7 and 10 show the Strategies’ performance compared to their benchmark, the Bank of America Merrill Lynch (“BofA ML”) 3-Month U.S. Treasury Bill (“T-Bill”) Index and the Lipper Alternative Equity Market Neutral Funds Average (the “Lipper Average”). Funds in the Lipper Average have generally similar investment objectives to the Strategy, although some may have different investment policies and sales and management fees.

For the six-month period, all share classes of the U.S. Strategy, except for Class C, outperformed the benchmark, and all share classes underperformed the Lipper Average. For the 12-month period, all share classes underperformed both the benchmark and the Lipper Average.

For the six-month period, all share classes of the Global Strategy outperformed the benchmark; with the exception of Advisor Class shares, all share classes underperformed the Lipper Average. For the 12-month period, all share classes, except for Class C shares, outperformed the benchmark, and all share classes underperformed the Lipper Average.

While many of the techniques deployed by the Strategies delivered positive returns, the Strategies were adversely affected by an overly defensive positioning and low exposure to some of the expensive, ultra-high growth companies that experienced a reversal in performance during the six-month period. In particular, the U.S. Strategy benefited from select value bias, being long companies which the Market Neutral Investment Team (the “Team”) believed to have attractive price/book ratio, free cash flow yield valuations, and an emphasis on companies with shareholder-friendly capital use policies. However, the U.S. Strategy’s exposure to highly-profitable firms was not rewarded, as investors began to anticipate an economic recovery and bid up

2	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

companies with depressed profitability. This had the most significant impact during the six-month period, but also generally affected the 12-month performance. During the six-month period, momentum exposures to companies that have outperformed positively impacted performance in both Strategies.

The Global Strategy’s performance was likewise hurt by insufficient exposure to companies with depressed profitability, which experienced strong performance during the six-month period. An underweight in Europe, where anticipation of an economic recovery caused substantial outperformance, detracted from performance. Additionally, the Global Strategy was impacted by ownership of Japanese exporters. In particular, the substantial economic slowdown in China and continuing political tensions between China and Japan had an adverse impact on the Global Strategy’s Japanese export holdings.

Both the U.S. and Global Strategies were hurt during the first quarter of 2013 by a strong rally in defensive, high-dividend yield stocks. In many cases these companies were already trading at elevated valuation multiples and had subpar growth prospects. However, investor demand for yield caused a substantial rally which hurt the Strategies’ short positions. The final detractor to performance came from the purchase of put options, which the Team felt was prudent given the market run-up and the Team’s pessimistic view on corporate earnings during the first half of 2013. However, the market rallied, which caused the Strategies’ put options to expire out of the money (with no intrinsic value).

Derivatives used by both Strategies included total return swaps for investment purposes, which added to returns for both periods; purchased options for investment purposes, which had no material impact on returns for the six-month period and detracted for the 12-month period; and written options for hedging purposes, which had no material impact on performance for both periods.

Market Review and Investment Strategy

Market performance over both periods has been, for the most part, due to an anticipatory rally in the developed markets, especially in the U.S. and Japan, with significant underperformance in emerging markets and the associated energy/commodity complex. Modest corporate earnings growth was joined by significant multiple expansion, which led to significant market performance. For both periods, companies sensitive to consumer spending, rising interest rates and credit growth have led the most effective market strategies. On the other hand, companies that had undergone significant capital spending substantially underperformed. Their underperformance was related to persistent market uncertainty over sustainability of economic growth, especially those in China. Consequently, substantial capacity investment, absent of accelerating economic growth, was viewed by the Team as a significant risk to future profit margins. In the meantime, companies with attractive growth prospects have seen significant multiple expansion

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	3

and a rally ahead of the market into 2014.

The market has shifted favor between high-dividend yielding stocks that are relatively insensitive to business cycles, as was the case in the first quarter of 2013, and those more sensitive to better economic prospects and rising interest rates, as was the case for the rest of 2013. The optimistic view on the economy was enforced by accommodative monetary policy across the world, and noticeable stabilization in part of Europe and emerging markets. Japan’s monetary policy to weaken the yen benefited Japanese exporters, causing an expansion of their profit margin. Finally, the Team believes that such monetary actions reduced the level of risk aversion by general investors in the marketplace.

4	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged BofA ML U.S. 3-Month T-Bill Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The BofA ML U.S. 3-Month T-Bill Index measures the performance of Treasury securities maturing in 90 days. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Strategies.

A Word About Risk

Market Risk: The value of the Strategies’ assets will fluctuate as the equity market fluctuates. The value of the Strategies’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and may be subject to counterparty risk to a greater degree than more traditional investments.

Foreign (Non-U.S.) Risk: (Global Strategy) Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: (Global Strategy) Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: (Global Strategy) Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

Leverage Risk: To the extent the Strategies use leveraging techniques, their net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategies’ investments.

Short Sale Risk: The Strategies may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategies will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategies). In contrast, the risk of loss from a long position is limited to the Strategies’ investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Strategies will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

ETF Risk: ETFs are investment companies. When the Strategies invest in an ETF, the Strategies bear their share of the ETF’s expenses and run the risk that the ETF may not achieve its investment objective.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategies from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.

Active Trading Risk: A higher rate of portfolio turnover increases transaction costs, which may negatively affect portfolio returns and may also result in substantial short-term gains, which may result in adverse tax consequences for shareholders.

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Management Risk: The Strategies are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.

These risks are fully discussed in the Strategies’ prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Strategies will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Disclosures and Risks

MARKET NEUTRAL STRATEGY – U.S.

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein Market Neutral Strategy – U.S.
Class A	0.18%	-0.81%

Class C	-0.15%	-1.55%

Advisor Class*	0.30%	-0.59%

Class R*	0.04%	-1.04%

Class K*	0.20%	-0.78%

Class I*	0.34%	-0.54%

BofA ML 3-Month U.S. T-Bill Index	0.03%	0.08%

Lipper Alternative Equity Market Neutral Funds Average	1.29%	2.07%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	7

Historical Performance

MARKET NEUTRAL STRATEGY – U.S.

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.81%	-5.03%
3 Years	1.61%	0.14%
Since Inception*	0.29%	-0.94%

Class C Shares
1 Year	-1.55%	-2.52%
3 Years	0.99%	0.99%
Since Inception*	-0.35%	-0.35%

Advisor Class Shares†
1 Year	-0.59%	-0.59%
3 Years	1.98%	1.98%
Since Inception*	0.63%	0.63%

Class R Shares†
1 Year	-1.04%	-1.04%
3 Years	1.49%	1.49%
Since Inception*	0.13%	0.13%

Class K Shares†
1 Year	-0.78%	-0.78%
3 Years	1.74%	1.74%
Since Inception*	0.41%	0.41%

Class I Shares†
1 Year	-0.54%	-0.54%
3 Years	1.98%	1.98%
Since Inception*	0.63%	0.63%

The Strategy’s current prospectus fee table shows the Strategy’s total annual expense ratios as 9.25%, 10.11%, 9.01%, 9.00%, 8.76% and 8.45% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios, excluding expenses associated with securities sold short, to 1.55%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through November 1, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

*	Inception date: 8/3/2010.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Historical Performance

MARKET NEUTRAL STRATEGY – U.S.

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2013 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.90%
3 Years	0.17%
Since Inception*	-0.81%

Class C Shares
1 Year	-2.30%
3 Years	1.02%
Since Inception*	-0.18%

Advisor Class Shares†
1 Year	-0.38%
3 Years	2.01%
Since Inception*	0.80%

Class R Shares†
1 Year	-0.83%
3 Years	1.53%
Since Inception*	0.32%

Class K Shares†
1 Year	-0.57%
3 Years	1.78%
Since Inception*	0.57%

Class I Shares†
1 Year	-0.33%
3 Years	2.01%
Since Inception*	0.80%

*	Inception date: 8/3/2010.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	9

Historical Performance

MARKET NEUTRAL STRATEGY – GLOBAL

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein Market Neutral Strategy – Global
Class A	1.10%	0.32%

Class C	0.73%	-0.36%

Advisor Class*	1.38%	0.61%

Class R*	1.01%	0.13%

Class K*	1.10%	0.32%

Class I*	1.28%	0.61%

BofA ML 3-Month U.S. T-Bill Index	0.03%	0.08%

Lipper Alternative Equity Market Neutral Funds Average	1.29%	2.07%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Historical Performance

MARKET NEUTRAL STRATEGY – GLOBAL

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.32%	-3.92%
3 Years	1.12%	-0.33%
Since Inception*	1.39%	0.15%

Class C Shares
1 Year	-0.36%	-1.34%
3 Years	0.41%	0.41%
Since Inception*	0.67%	0.67%

Advisor Class Shares†
1 Year	0.61%	0.61%
3 Years	1.44%	1.44%
Since Inception*	1.70%	1.70%

Class R Shares†
1 Year	0.13%	0.13%
3 Years	0.90%	0.90%
Since Inception*	1.17%	1.17%

Class K Shares†
1 Year	0.32%	0.32%
3 Years	1.15%	1.15%
Since Inception*	1.42%	1.42%

Class I Shares†
1 Year	0.61%	0.61%
3 Years	1.44%	1.44%
Since Inception*	1.70%	1.70%

The Strategy’s current prospectus fee table shows the Strategy’s total annual expense ratios as 6.50%, 7.29%, 6.32%, 6.50%, 6.19% and 5.89% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios, excluding expenses associated with securities sold short, to 1.60%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through November 1, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

*	Inception date: 8/3/2010.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	11

Historical Performance

MARKET NEUTRAL STRATEGY – GLOBAL

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2013 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.12%
3 Years	-0.74%
Since Inception*	0.01%

Class C Shares
1 Year	-1.54%
3 Years	-0.02%
Since Inception*	0.56%

Advisor Class Shares†
1 Year	0.51%
3 Years	1.02%
Since Inception*	1.60%

Class R Shares†
1 Year	0.03%
3 Years	0.50%
Since Inception*	1.08%

Class K Shares†
1 Year	0.22%
3 Years	0.76%
Since Inception*	1.34%

Class I Shares†
1 Year	0.51%
3 Years	1.02%
Since Inception*	1.60%

*	Inception date: 8/3/2010.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

12	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Market Neutral Strategy – U.S.

	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.80	$20.74	4.11%
Hypothetical**	$1,000	$1,004.49	$20.77	4.11%
Class C
Actual	$1,000	$998.50	$20.96	4.16%
Hypothetical**	$1,000	$1,004.23	$21.02	4.16%
Advisor Class
Actual	$1,000	$1,003.00	$17.22	3.41%
Hypothetical**	$1,000	$1,008.02	$17.26	3.41%
Class R
Actual	$1,000	$1,000.40	$19.41	3.85%
Hypothetical**	$1,000	$1,005.80	$19.46	3.85%
Class K
Actual	$1,000	$1,002.00	$18.17	3.60%
Hypothetical**	$1,000	$1,007.06	$18.21	3.60%
Class I
Actual	$1,000	$1,003.40	$16.87	3.34%
Hypothetical**	$1,000	$1,008.37	$16.91	3.34%

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	13

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

Market Neutral Strategy – Global

	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.00	$13.48	2.66%
Hypothetical**	$1,000	$1,011.80	$13.49	2.66%
Class C
Actual	$1,000	$1,007.30	$15.28	3.02%
Hypothetical**	$1,000	$1,009.98	$15.30	3.02%
Advisor Class
Actual	$1,000	$1,013.80	$11.62	2.29%
Hypothetical**	$1,000	$1,013.66	$11.62	2.29%
Class R
Actual	$1,000	$1,010.10	$14.19	2.80%
Hypothetical**	$1,000	$1,011.09	$14.19	2.80%
Class K
Actual	$1,000	$1,011.00	$12.98	2.56%
Hypothetical**	$1,000	$1,012.30	$12.98	2.56%
Class I
Actual	$1,000	$1,012.80	$11.77	2.32%
Hypothetical**	$1,000	$1,013.51	$11.77	2.32%
*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

14	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Expense Example

MARKET NEUTRAL STRATEGY – U.S.

PORTFOLIO SUMMARY

January 31, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $4.0

SECTOR BREAKDOWN*
	Long	Short

Consumer Discretionary	32.5%	-33.6%
Consumer Staples	16.3	-16.9
Energy	12.8	-14.7
Financials	25.7	-25.3
Funds and Investment Trusts	—	-9.6
Health Care	20.5	-16.4
Industrials	17.1	-18.0
Information Technology	26.6	-27.5
Materials	12.5	-11.6
Telecommunication Services	1.9	-4.2
Utilities	4.8	-6.3

*	All data are as of January 31, 2014. The sector breakdown is expressed as an approximate percentage of the Strategy’s total net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	15

Portfolio Summary

MARKET NEUTRAL STRATEGY – GLOBAL

PORTFOLIO SUMMARY

January 31, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $28.4

SECTOR BREAKDOWN*
	Long	Short

Consumer Discretionary	34.4%	-34.5%
Consumer Staples	13.4	-15.8
Energy	11.9	-12.5
Financials	32.7	-30.9
Funds and Investment Trusts	—	-3.3
Health Care	15.7	-11.9
Industrials	29.2	-29.4
Information Technology	16.8	-15.0
Materials	12.8	-14.2
Telecommunication Services	4.4	-4.7
Utilities	7.3	-8.6

NET COUNTRY EXPOSURE (TOP THREE)*
Long		Short

China	3.0%	United States	-4.2%
United Kingdom	2.2	Hong Kong	-3.3
Japan	1.2	Switzerland	-1.1

*	All data are as of January 31, 2014. The sector breakdown is expressed as an approximate percentage of the Strategy’s total net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

16	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Portfolio Summary

MARKET NEUTRAL STRATEGY – U.S.

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 93.3%
Investment Companies – 43.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.07%(a)+ (cost $1,746,723)	1,746,723	$1,746,723

	Principal Amount (000)
U.S. Treasury Bills – 49.8%
U.S. Treasury Bill 0.01%, 4/17/14(b) (cost $1,999,862)	$2,000	1,999,862

Total Investments – 93.3% (cost $3,746,585)		3,746,585
Other assets less liabilities – 6.7%		270,310

Net Assets – 100.0%		$4,016,895

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CIGNA Corp.(c)	6	$95.00	February 2014	$445	$(87)
Marvell Technology Group Ltd.(c)	29	17.00	February 2014	753	(362)
Royal Caribbean Cruises Ltd.(c)	7	50.00	February 2014	847	(711)

				$2,045	$(1,160)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Southwestern Energy Co.(c)	5	$36.00	February 2014	$180	$(30)
EQT Corp.(c)	4	80.00	February 2014	458	(140)
Gulfport Energy Corp.(c)	7	47.50	February 2014	535	(158)
Fastenal Co.(c)	13	44.00	February 2014	1,027	(1,495)
Realogy Holdings Corp.(c)	14	45.00	February 2014	930	(1,785)

				$3,130	$(3,608)

TOTAL RETURN SWAPS (see Note D)

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Entity
Receive	3M Co.	268	0.42%	$37	4/15/15	Morgan Stanley Capital Services	$(2,753)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	17

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	3M Co.	154	0.42%	$21	4/15/15	Morgan Stanley Capital Services	$(1,582)
Receive	3M Co.	52	0.42%	7	4/15/15	Morgan Stanley Capital Services	(534)
Receive	Abbott Laboratories	2,406	0.42%	95	4/15/15	Morgan Stanley Capital Services	(6,920)
Receive	Accenture PLC	557	0.42%	47	4/15/15	Morgan Stanley Capital Services	(2,424)
Receive	Activision Blizzard, Inc.	2,242	0.42%	39	4/15/15	Morgan Stanley Capital Services	(589)
Receive	Adobe Systems, Inc.	506	0.42%	31	4/15/15	Morgan Stanley Capital Services	(1,265)
Receive	Adobe Systems, Inc.	892	0.42%	55	4/15/15	Morgan Stanley Capital Services	(2,229)
Receive	Aes Corp./VA	4,654	0.42%	67	4/15/15	Morgan Stanley Capital Services	(1,127)
Receive	Alcoa, Inc.	4,501	0.42%	48	4/15/15	Morgan Stanley Capital Services	4,134
Receive	Altria Group, Inc.	2,217	0.42%	82	4/15/15	Morgan Stanley Capital Services	(3,737)
Receive	Amazon.com, Inc.	99	0.42%	39	4/15/15	Morgan Stanley Capital Services	(3,686)
Receive	Amazon.com, Inc.	34	0.42%	13	4/15/15	Morgan Stanley Capital Services	(1,266)
Receive	American Capital Ltd.	3,445	0.42%	56	4/15/15	Morgan Stanley Capital Services	(1,869)
Receive	AmerisourceBergen Corp.	454	0.42%	32	4/15/15	Morgan Stanley Capital Services	(1,517)

18	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	AmerisourceBergen Corp.	21	0.42%	$1	4/15/15	Morgan Stanley Capital Services	$(70)
Receive	AmerisourceBergen Corp.	150	0.42%	11	4/15/15	Morgan Stanley Capital Services	(501)
Receive	AOL, Inc.	956	0.42%	45	4/15/15	Morgan Stanley Capital Services	(1,126)
Receive	Archer-Daniels-Midland Co.	775	0.42%	33	4/15/15	Morgan Stanley Capital Services	(2,307)
Receive	Archer-Daniels-Midland Co.	102	0.42%	4	4/15/15	Morgan Stanley Capital Services	(304)
Receive	Archer-Daniels-Midland Co.	906	0.42%	38	4/15/15	Morgan Stanley Capital Services	(2,697)
Receive	Assurant, Inc.	1,079	0.42%	73	4/15/15	Morgan Stanley Capital Services	(2,741)
Receive	Assurant, Inc.	129	0.42%	9	4/15/15	Morgan Stanley Capital Services	(328)
Receive	Assurant, Inc.	120	0.42%	8	4/15/15	Morgan Stanley Capital Services	(305)
Receive	AT&T, Inc.	2,320	0.42%	78	4/15/15	Morgan Stanley Capital Services	(1,102)
Receive	Automatic Data Processing, Inc.	557	0.42%	45	4/15/15	Morgan Stanley Capital Services	(1,951)
Receive	Ball Corp.	856	0.42%	44	4/15/15	Morgan Stanley Capital Services	173
Receive	Boeing Co. (The)	58	0.42%	8	4/15/15	Morgan Stanley Capital Services	(892)
Receive	Boeing Co. (The)	321	0.42%	45	4/15/15	Morgan Stanley Capital Services	(4,937)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	19

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Brinker International, Inc.	945	0.42%	$44	4/15/15	Morgan Stanley Capital Services	$1,789
Receive	Camden Property Trust	876	0.42%	53	4/15/15	Morgan Stanley Capital Services	1,437
Receive	Camden Property Trust	79	0.42%	5	4/15/15	Morgan Stanley Capital Services	130
Receive	Cardinal Health, Inc.	566	0.42%	38	4/15/15	Morgan Stanley Capital Services	56
Receive	Carter’s, Inc.	737	0.42%	53	4/15/15	Morgan Stanley Capital Services	(3,125)
Receive	Carter’s, Inc.	67	0.42%	5	4/15/15	Morgan Stanley Capital Services	(284)
Receive	Celgene Corp.	36	0.42%	6	4/15/15	Morgan Stanley Capital Services	(484)
Receive	Celgene Corp.	54	0.42%	9	4/15/15	Morgan Stanley Capital Services	(726)
Receive	Celgene Corp.	185	0.42%	31	4/15/15	Morgan Stanley Capital Services	(2,487)
Receive	CF Industries Holdings, Inc.	161	0.42%	40	4/15/15	Morgan Stanley Capital Services	(2,835)
Receive	CF Industries Holdings, Inc.	68	0.42%	17	4/15/15	Morgan Stanley Capital Services	(1,198)
Receive	CF Industries Holdings, Inc.	27	0.42%	7	4/15/15	Morgan Stanley Capital Services	(475)
Receive	Check Point Software Technologies Ltd.	279	0.42%	18	4/15/15	Morgan Stanley Capital Services	53
Receive	Check Point Software Technologies Ltd.	110	0.42%	7	4/15/15	Morgan Stanley Capital Services	21

20	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Check Point Software Technologies Ltd.	293	0.42%	$19	4/15/15	Morgan Stanley Capital Services	$56
Receive	Check Point Software Technologies Ltd.	449	0.42%	29	4/15/15	Morgan Stanley Capital Services	85
Receive	Cigna Corp.	618	0.42%	56	4/15/15	Morgan Stanley Capital Services	(2,202)
Receive	Clorox Co. (The)	960	0.42%	86	4/15/15	Morgan Stanley Capital Services	(1,367)
Receive	Clorox Co. (The)	95	0.42%	9	4/15/15	Morgan Stanley Capital Services	(135)
Receive	Coca-Cola Enterprises, Inc.	1,565	0.42%	70	4/15/15	Morgan Stanley Capital Services	(2,311)
Receive	Coca-Cola Enterprises, Inc.	155	0.42%	7	4/15/15	Morgan Stanley Capital Services	(229)
Receive	Colgate-Palmolive Co.	252	0.42%	16	4/15/15	Morgan Stanley Capital Services	(897)
Receive	Colgate-Palmolive Co.	112	0.42%	7	4/15/15	Morgan Stanley Capital Services	(399)
Receive	Colgate-Palmolive Co.	802	0.42%	52	4/15/15	Morgan Stanley Capital Services	(2,855)
Receive	ConocoPhillips	617	0.42%	42	4/15/15	Morgan Stanley Capital Services	(1,938)
Receive	ConocoPhillips	129	0.42%	9	4/15/15	Morgan Stanley Capital Services	(405)
Receive	Continental Resources, Inc./OK	403	0.42%	44	4/15/15	Morgan Stanley Capital Services	654
Receive	Continental Resources, Inc./OK	37	0.42%	4	4/15/15	Morgan Stanley Capital Services	60

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	21

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Copa Holdings SA	403	0.42%	$64	4/15/15	Morgan Stanley Capital Services	$(11,120)
Receive	Copa Holdings SA	36	0.42%	6	4/15/15	Morgan Stanley Capital Services	(993)
Receive	CR Bard, Inc.	380	0.42%	52	4/15/15	Morgan Stanley Capital Services	(2,444)
Receive	CR Bard, Inc.	52	0.42%	7	4/15/15	Morgan Stanley Capital Services	(334)
Receive	CSX Corp.	1,394	0.42%	41	4/15/15	Morgan Stanley Capital Services	(3,240)
Receive	CSX Corp.	157	0.42%	5	4/15/15	Morgan Stanley Capital Services	(365)
Receive	CVS Caremark Corp.	1,091	0.42%	75	4/15/15	Morgan Stanley Capital Services	(643)
Receive	Cytec Industries, Inc.	482	0.42%	45	4/15/15	Morgan Stanley Capital Services	(1,819)
Receive	Danaher Corp.	480	0.42%	37	4/15/15	Morgan Stanley Capital Services	(1,783)
Receive	Danaher Corp.	20	0.42%	2	4/15/15	Morgan Stanley Capital Services	(77)
Receive	Deere & Co.	446	0.42%	40	4/15/15	Morgan Stanley Capital Services	(1,719)
Receive	Deere & Co.	92	0.42%	8	4/15/15	Morgan Stanley Capital Services	(355)
Receive	Deere & Co.	68	0.42%	6	4/15/15	Morgan Stanley Capital Services	(262)
Receive	DIRECTV	1,024	0.42%	74	4/15/15	Morgan Stanley Capital Services	(3,001)

22	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Discover Financial Services	1,125	0.42%	$62	4/15/15	Morgan Stanley Capital Services	$(1,359)
Receive	DISH Network Corp.	875	0.42%	50	4/15/15	Morgan Stanley Capital Services	(226)
Receive	DISH Network Corp.	180	0.42%	10	4/15/15	Morgan Stanley Capital Services	(47)
Receive	Dover Corp.	157	0.42%	15	4/15/15	Morgan Stanley Capital Services	(1,541)
Receive	Dover Corp.	184	0.42%	18	4/15/15	Morgan Stanley Capital Services	(1,806)
Receive	Dover Corp.	69	0.42%	7	4/15/15	Morgan Stanley Capital Services	(677)
Receive	DTE Energy Co.	819	0.42%	54	4/15/15	Morgan Stanley Capital Services	2,080
Receive	DTE Energy Co.	98	0.42%	6	4/15/15	Morgan Stanley Capital Services	249
Receive	Dun & Bradstreet Corp./The	328	0.42%	37	4/15/15	Morgan Stanley Capital Services	(836)
Receive	Eli Lilly & Co.	1,185	0.42%	63	4/15/15	Morgan Stanley Capital Services	701
Receive	Eli Lilly & Co.	362	0.42%	19	4/15/15	Morgan Stanley Capital Services	214
Receive	Estee Lauder Cos., Inc./The	727	0.42%	53	4/15/15	Morgan Stanley Capital Services	(3,017)
Receive	Fiserv, Inc.	997	0.42%	58	4/15/15	Morgan Stanley Capital Services	(1,777)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	23

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Fiserv, Inc.	174	0.42%	$10	4/15/15	Morgan Stanley Capital Services	$(314)
Receive	Fiserv, Inc.	160	0.42%	9	4/15/15	Morgan Stanley Capital Services	(282)
Receive	Fiserv, Inc.	164	0.42%	9	4/15/15	Morgan Stanley Capital Services	(289)
Receive	Gap, Inc. (The)	1,291	0.42%	48	4/15/15	Morgan Stanley Capital Services	716
Receive	Gap, Inc. (The)	116	0.42%	4	4/15/15	Morgan Stanley Capital Services	64
Receive	General Motors Co.	1,058	0.42%	42	4/15/15	Morgan Stanley Capital Services	(3,498)
Receive	General Motors Co.	440	0.42%	17	4/15/15	Morgan Stanley Capital Services	(1,455)
Receive	Gentex Corp./MI	1,496	0.42%	50	4/15/15	Morgan Stanley Capital Services	(1,684)
Receive	Goldman Sachs Group, Inc./The	344	0.42%	61	4/15/15	Morgan Stanley Capital Services	(5,050)
Receive	Goodyear Tire & Rubber Co. (The)	1,118	0.42%	28	4/15/15	Morgan Stanley Capital Services	(1,737)
Receive	Goodyear Tire & Rubber Co. (The)	566	0.42%	14	4/15/15	Morgan Stanley Capital Services	(879)
Receive	Goodyear Tire & Rubber Co. (The)	361	0.42%	9	4/15/15	Morgan Stanley Capital Services	(561)
Receive	Hanesbrands, Inc.	122	0.42%	8	4/15/15	Morgan Stanley Capital Services	207

24	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hanesbrands, Inc.	446	0.42%	$31	4/15/15	Morgan Stanley Capital Services	$758
Receive	Harris Corp.	117	0.42%	8	4/15/15	Morgan Stanley Capital Services	(82)
Receive	Harris Corp.	134	0.42%	9	4/15/15	Morgan Stanley Capital Services	(95)
Receive	Harris Corp.	293	0.42%	21	4/15/15	Morgan Stanley Capital Services	(208)
Receive	Hartford Financial Services Group, Inc.	1,279	0.42%	46	4/15/15	Morgan Stanley Capital Services	(3,556)
Receive	HCA Holdings, Inc.	766	0.42%	37	4/15/15	Morgan Stanley Capital Services	1,462
Receive	Helmerich & Payne, Inc.	459	0.42%	39	4/15/15	Morgan Stanley Capital Services	1,543
Receive	Hershey Co. (The)	118	0.42%	12	4/15/15	Morgan Stanley Capital Services	140
Receive	Hershey Co. (The)	86	0.42%	8	4/15/15	Morgan Stanley Capital Services	102
Receive	Hershey Co. (The)	263	0.42%	26	4/15/15	Morgan Stanley Capital Services	312
Receive	Hershey Co. (The)	526	0.42%	52	4/15/15	Morgan Stanley Capital Services	623
Receive	Hess Corp.	586	0.42%	46	4/15/15	Morgan Stanley Capital Services	(1,284)
Receive	Hess Corp.	526	0.42%	41	4/15/15	Morgan Stanley Capital Services	(1,153)
Receive	Hospira, Inc.	919	0.42%	39	4/15/15	Morgan Stanley Capital Services	1,336

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	25

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hospira, Inc.	155	0.42%	$7	4/15/15	Morgan Stanley Capital Services	$225
Receive	Humana, Inc.	451	0.42%	44	4/15/15	Morgan Stanley Capital Services	70
Receive	Humana, Inc.	223	0.42%	22	4/15/15	Morgan Stanley Capital Services	34
Receive	Humana, Inc.	61	0.42%	6	4/15/15	Morgan Stanley Capital Services	9
Receive	Illinois Tool Works, Inc.	1,089	0.42%	90	4/15/15	Morgan Stanley Capital Services	(3,978)
Receive	International Flavors & Fragrances, Inc.	703	0.42%	61	4/15/15	Morgan Stanley Capital Services	272
Receive	International Flavors & Fragrances, Inc.	98	0.42%	8	4/15/15	Morgan Stanley Capital Services	38
Receive	KeyCorp	3,943	0.42%	54	4/15/15	Morgan Stanley Capital Services	(3,636)
Receive	KLA-Tencor Corp.	406	0.42%	26	4/15/15	Morgan Stanley Capital Services	(982)
Receive	KLA-Tencor Corp.	447	0.42%	29	4/15/15	Morgan Stanley Capital Services	(1,082)
Receive	KLA-Tencor Corp.	107	0.42%	7	4/15/15	Morgan Stanley Capital Services	(259)
Receive	Kroger Co. (The)	1,018	0.42%	40	4/15/15	Morgan Stanley Capital Services	(3,223)
Receive	Kroger Co. (The)	173	0.42%	7	4/15/15	Morgan Stanley Capital Services	(548)

26	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Linear Technology Corp.	2,227	0.42%	$103	4/15/15	Morgan Stanley Capital Services	$(3,579)
Receive	Linear Technology Corp.	221	0.42%	10	4/15/15	Morgan Stanley Capital Services	(355)
Receive	Lowe’s Cos., Inc.	706	0.42%	34	4/15/15	Morgan Stanley Capital Services	(1,417)
Receive	Lowe’s Cos., Inc.	127	0.42%	6	4/15/15	Morgan Stanley Capital Services	(255)
Receive	LPL Financial Holdings, Inc.	1,360	0.42%	72	4/15/15	Morgan Stanley Capital Services	1,023
Receive	LPL Financial Holdings, Inc.	121	0.42%	6	4/15/15	Morgan Stanley Capital Services	91
Receive	LyondellBasell Industries NV	359	0.42%	30	4/15/15	Morgan Stanley Capital Services	(1,437)
Receive	LyondellBasell Industries NV	278	0.42%	23	4/15/15	Morgan Stanley Capital Services	(1,113)
Receive	LyondellBasell Industries NV	112	0.42%	9	4/15/15	Morgan Stanley Capital Services	(448)
Receive	LyondellBasell Industries NV	274	0.42%	23	4/15/15	Morgan Stanley Capital Services	(1,097)
Receive	Macy’s, Inc.	1,162	0.42%	65	4/15/15	Morgan Stanley Capital Services	(3,031)
Receive	Marathon Oil Corp.	1,106	0.42%	38	4/15/15	Morgan Stanley Capital Services	(1,360)
Receive	Marvell Technology Group Ltd.	2,919	0.42%	45	4/15/15	Morgan Stanley Capital Services	(1,729)
Receive	MasterCard, Inc.	540	0.42%	85	4/15/15	Morgan Stanley Capital Services	(3,601)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	27

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MasterCard, Inc.	120	0.42%	$10	4/15/15	Morgan Stanley Capital Services	$(800)
Receive	McGraw Hill Financial, Inc.	813	0.42%	63	4/15/15	Morgan Stanley Capital Services	(1,050)
Receive	MetLife, Inc.	1,129	0.42%	61	4/15/15	Morgan Stanley Capital Services	(5,959)
Receive	MetLife, Inc.	111	0.42%	6	4/15/15	Morgan Stanley Capital Services	(586)
Receive	Microsoft Corp.	1,833	0.42%	67	4/15/15	Morgan Stanley Capital Services	1,987
Receive	Motorola, Inc.	659	0.42%	43	4/15/15	Morgan Stanley Capital Services	(1,206)
Receive	Murphy Oil Corp.	233	0.42%	15	4/15/15	Morgan Stanley Capital Services	(1,477)
Receive	Murphy Oil Corp.	569	0.42%	36	4/15/15	Morgan Stanley Capital Services	(3,607)
Receive	Murphy Oil Corp.	109	0.42%	7	4/15/15	Morgan Stanley Capital Services	(691)
Receive	Murphy Oil Corp.	507	0.42%	32	4/15/15	Morgan Stanley Capital Services	(3,214)
Receive	Mylan, Inc./Pa	1,353	0.42%	62	4/15/15	Morgan Stanley Capital Services	(85)
Receive	News Corp.	3,344	0.42%	58	4/15/15	Morgan Stanley Capital Services	(4,189)
Receive	NextEra Energy, Inc.	207	0.42%	18	4/15/15	Morgan Stanley Capital Services	1,059

28	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	NextEra Energy, Inc.	98	0.42%	$9	4/15/15	Morgan Stanley Capital Services	$501
Receive	NextEra Energy, Inc.	420	0.42%	36	4/15/15	Morgan Stanley Capital Services	2,149
Receive	Nordstrom, Inc.	900	0.42%	55	4/15/15	Morgan Stanley Capital Services	(3,086)
Receive	Nordstrom, Inc.	98	0.42%	6	4/15/15	Morgan Stanley Capital Services	(336)
Receive	NVIDIA Corp.	1,168	0.42%	19	4/15/15	Morgan Stanley Capital Services	(365)
Receive	NVIDIA Corp.	2,818	0.42%	45	4/15/15	Morgan Stanley Capital Services	(881)
Receive	NVIDIA Corp.	1,243	0.42%	20	4/15/15	Morgan Stanley Capital Services	(388)
Receive	O’Reilly Automotive, Inc.	153	0.42%	20	4/15/15	Morgan Stanley Capital Services	(334)
Receive	O’Reilly Automotive, Inc.	158	0.42%	21	4/15/15	Morgan Stanley Capital Services	(344)
Receive	O’Reilly Automotive, Inc.	52	0.42%	7	4/15/15	Morgan Stanley Capital Services	(113)
Receive	O’Reilly Automotive, Inc.	65	0.42%	9	4/15/15	Morgan Stanley Capital Services	(142)
Receive	Occidental Petroleum Corp.	658	0.42%	60	4/15/15	Morgan Stanley Capital Services	(2,569)
Receive	Oil States International, Inc.	390	0.42%	39	4/15/15	Morgan Stanley Capital Services	(2,541)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	29

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Omnicare, Inc.	562	0.42%	$35	4/15/15	Morgan Stanley Capital Services	$50
Receive	Omnicare, Inc.	540	0.42%	34	4/15/15	Morgan Stanley Capital Services	49
Receive	Packaging Corp. of America	837	0.42%	55	4/15/15	Morgan Stanley Capital Services	(753)
Receive	Packaging Corp. of America	102	0.42%	7	4/15/15	Morgan Stanley Capital Services	(92)
Receive	PartnerRe Ltd.	922	0.42%	92	4/15/15	Morgan Stanley Capital Services	(1,840)
Receive	PartnerRe Ltd.	91	0.42%	9	4/15/15	Morgan Stanley Capital Services	(182)
Receive	Phillips 66	599	0.42%	45	4/15/15	Morgan Stanley Capital Services	(1,474)
Receive	Raymond James Financial, Inc.	874	0.42%	48	4/15/15	Morgan Stanley Capital Services	(3,040)
Receive	Reinsurance Group of America, Inc.	506	0.42%	39	4/15/15	Morgan Stanley Capital Services	(1,337)
Receive	Rockwell Automation, Inc.	136	0.42%	16	4/15/15	Morgan Stanley Capital Services	(549)
Receive	Rockwell Automation, Inc.	116	0.42%	14	4/15/15	Morgan Stanley Capital Services	(468)
Receive	Rockwell Automation, Inc.	76	0.42%	9	4/15/15	Morgan Stanley Capital Services	(307)
Receive	Royal Caribbean Cruises Ltd.	118	0.42%	6	4/15/15	Morgan Stanley Capital Services	(19)

30	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Royal Caribbean Cruises Ltd.	668	0.42%	$33	4/15/15	Morgan Stanley Capital Services	$(105)
Receive	SanDisk Corp.	272	0.42%	20	4/15/15	Morgan Stanley Capital Services	(795)
Receive	SanDisk Corp.	102	0.42%	7	4/15/15	Morgan Stanley Capital Services	(298)
Receive	SanDisk Corp.	459	0.42%	33	4/15/15	Morgan Stanley Capital Services	(1,341)
Receive	Schlumberger Ltd.	60	0.42%	5	4/15/15	Morgan Stanley Capital Services	(80)
Receive	Schlumberger Ltd.	327	0.42%	30	4/15/15	Morgan Stanley Capital Services	(1,136)
Receive	Schlumberger Ltd.	33	0.42%	3	4/15/15	Morgan Stanley Capital Services	(44)
Receive	Scripps Networks Interactive, Inc.	698	0.42%	53	4/15/15	Morgan Stanley Capital Services	(2,486)
Receive	Scripps Networks Interactive, Inc.	107	0.42%	8	4/15/15	Morgan Stanley Capital Services	(381)
Receive	SEI Investments Co.	1,801	0.42%	62	4/15/15	Morgan Stanley Capital Services	(910)
Receive	SEI Investments Co.	179	0.42%	6	4/15/15	Morgan Stanley Capital Services	(90)
Receive	SLM Corp.	1,664	0.42%	45	4/15/15	Morgan Stanley Capital Services	(7,462)
Receive	Southern Copper Corp.	1,328	0.42%	37	4/15/15	Morgan Stanley Capital Services	(202)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	31

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Starbucks Corp.	751	0.42%	$57		4/15/15	Morgan Stanley Capital Services	$(3,816)
Receive	Starbucks Corp.	243	0.42%	19		4/15/15	Morgan Stanley Capital Services	(1,235)
Receive	Starbucks Corp.	99	0.42%	8		4/15/15	Morgan Stanley Capital Services	(503)
Receive	Stericycle, Inc.	319	0.42%	38		4/15/15	Morgan Stanley Capital Services	(216)
Receive	Stericycle, Inc.	145	0.42%	17		4/15/15	Morgan Stanley Capital Services	(98)
Receive	Stericycle, Inc.	59	0.42%	7		4/15/15	Morgan Stanley Capital Services	(40)
Receive	Stryker Corp.	888	0.42%	69		4/15/15	Morgan Stanley Capital Services	(588)
Receive	Stryker Corp.	88	0.42%	7		4/15/15	Morgan Stanley Capital Services	(58)
Receive	T. Rowe Price Group, Inc.	969	0.42%	81		4/15/15	Morgan Stanley Capital Services	(5,322)
Receive	T. Rowe Price Group, Inc.	96	0.42%	8		4/15/15	Morgan Stanley Capital Services	(527)
Receive	TJX Cos., Inc.	707	0.42%	44		4/15/15	Morgan Stanley Capital Services	(3,676)
Receive	TJX Cos., Inc.	7	0.42%	– 0	–*	4/15/15	Morgan Stanley Capital Services	(36)
Receive	TJX Cos., Inc.	184	0.42%	12		4/15/15	Morgan Stanley Capital Services	(957)

32	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	TransDigm Group, Inc.	273	0.42%	$47	4/15/15	Morgan Stanley Capital Services	$(1,433)
Receive	TransDigm Group, Inc.	166	0.42%	29	4/15/15	Morgan Stanley Capital Services	(871)
Receive	Tupperware Brands Corp.	460	0.42%	42	4/15/15	Morgan Stanley Capital Services	(5,637)
Receive	Twenty-First Century Fox, Inc.	1,144	0.42%	37	4/15/15	Morgan Stanley Capital Services	(909)
Receive	Twenty-First Century Fox, Inc.	157	0.42%	5	4/15/15	Morgan Stanley Capital Services	(125)
Receive	United Technologies Corp.	478	0.42%	55	4/15/15	Morgan Stanley Capital Services	(32)
Receive	United Technologies Corp.	55	0.42%	6	4/15/15	Morgan Stanley Capital Services	(4)
Receive	UnitedHealth Group, Inc.	802	0.42%	60	4/15/15	Morgan Stanley Capital Services	(2,070)
Receive	VeriSign, Inc.	751	0.42%	47	4/15/15	Morgan Stanley Capital Services	(2,906)
Receive	VeriSign, Inc.	475	0.42%	30	4/15/15	Morgan Stanley Capital Services	(1,838)
Receive	VF Corp.	1,172	0.42%	71	4/15/15	Morgan Stanley Capital Services	(2,085)
Receive	Viacom, Inc.	1,036	0.42%	88	4/15/15	Morgan Stanley Capital Services	(2,976)
Receive	Viacom, Inc.	102	0.42%	9	4/15/15	Morgan Stanley Capital Services	(293)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	33

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Waddell & Reed Financial, Inc.	740	0.42%	$51	4/15/15	Morgan Stanley Capital Services	$(2,553)
Receive	Waddell & Reed Financial, Inc.	66	0.42%	5	4/15/15	Morgan Stanley Capital Services	(228)
Receive	Westlake Chemical Corp.	405	0.42%	50	4/15/15	Morgan Stanley Capital Services	(1,061)
Receive	Westlake Chemical Corp.	54	0.42%	7	4/15/15	Morgan Stanley Capital Services	(141)
Receive	Wynn Resorts Ltd.	228	0.42%	48	4/15/15	Morgan Stanley Capital Services	1,662
Receive	Yahoo!, Inc.	165	0.42%	7	4/15/15	Morgan Stanley Capital Services	(834)
Receive	Yahoo!, Inc.	812	0.42%	33	4/15/15	Morgan Stanley Capital Services	(4,106)

Pay Total Return on Reference Entity
Pay	ACE Ltd.	356	1.00%	35	4/15/15	Morgan Stanley Capital Services	1,483
Pay	ACE Ltd.	63	1.00%	6	4/15/15	Morgan Stanley Capital Services	263
Pay	Acuity Brands, Inc.	301	0.18%	40	4/15/15	Morgan Stanley Capital Services	1,927
Pay	ADT Corp. (The)	177	1.00%	7	4/15/15	Morgan Stanley Capital Services	1,577
Pay	ADT Corp. (The)	1,247	0.10%	49	4/15/15	Morgan Stanley Capital Services	11,108
Pay	ADT Corp. (The)	128	1.00%	5	4/15/15	Morgan Stanley Capital Services	1,140

34	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Aflac, Inc.	929	0.10%	$60	4/15/15	Morgan Stanley Capital Services	$2,003
Pay	Aflac, Inc.	84	1.00%	5	4/15/15	Morgan Stanley Capital Services	181
Pay	AGCO Corp.	637	0.18%	36	4/15/15	Morgan Stanley Capital Services	2,028
Pay	AGCO Corp.	418	0.18%	24	4/15/15	Morgan Stanley Capital Services	1,332
Pay	Allstate Corp. (The)	764	1.00%	41	4/15/15	Morgan Stanley Capital Services	2,050
Pay	Allstate Corp. (The)	68	1.00%	4	4/15/15	Morgan Stanley Capital Services	183
Pay	Altera Corp.	1,026	1.00%	33	4/15/15	Morgan Stanley Capital Services	(1,213)
Pay	Altera Corp.	283	1.00%	9	4/15/15	Morgan Stanley Capital Services	(335)
Pay	AMC Networks, Inc.	665	0.18%	46	4/15/15	Morgan Stanley Capital Services	3,621
Pay	American Tower Corp.	314	1.00%	26	4/15/15	Morgan Stanley Capital Services	744
Pay	American Tower Corp.	166	0.10%	14	4/15/15	Morgan Stanley Capital Services	394
Pay	American Tower Corp.	55	1.00%	5	4/15/15	Morgan Stanley Capital Services	131
Pay	Amgen, Inc.	366	0.18%	43	4/15/15	Morgan Stanley Capital Services	(165)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	35

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Amphenol Corp.	61	1.00%	$6	4/15/15	Morgan Stanley Capital Services	$315
Pay	Amphenol Corp.	663	1.00%	61	4/15/15	Morgan Stanley Capital Services	3,424
Pay	Analog Devices, Inc.	621	1.00%	31	4/15/15	Morgan Stanley Capital Services	1,085
Pay	Analog Devices, Inc.	147	1.00%	7	4/15/15	Morgan Stanley Capital Services	257
Pay	Ares Capital Corp.	3,335	1.00%	60	4/15/15	Morgan Stanley Capital Services	930
Pay	Ares Capital Corp.	330	1.00%	6	4/15/15	Morgan Stanley Capital Services	92
Pay	Ashland, Inc.	456	1.00%	46	4/15/15	Morgan Stanley Capital Services	3,330
Pay	Ashland, Inc.	89	1.00%	9	4/15/15	Morgan Stanley Capital Services	650
Pay	Assured Guaranty Ltd.	1,737	0.18%	39	4/15/15	Morgan Stanley Capital Services	2,047
Pay	AutoNation, Inc.	1,329	1.00%	63	4/15/15	Morgan Stanley Capital Services	(2,347)
Pay	AutoNation, Inc.	132	1.00%	6	4/15/15	Morgan Stanley Capital Services	(233)
Pay	Bank of New York Mellon Corp. (The)	2,028	1.00%	69	4/15/15	Morgan Stanley Capital Services	4,456
Pay	Bank of New York Mellon Corp. (The)	201	1.00%	7	4/15/15	Morgan Stanley Capital Services	442

36	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Baxter International, Inc.	645	0.18%	$45	4/15/15	Morgan Stanley Capital Services	$984
Pay	BB&T Corp.	1,213	0.18%	47	4/15/15	Morgan Stanley Capital Services	1,659
Pay	BlackRock, Inc.	193	1.00%	60	4/15/15	Morgan Stanley Capital Services	2,363
Pay	BlackRock, Inc.	18	1.00%	6	4/15/15	Morgan Stanley Capital Services	221
Pay	Boston Scientific Corp.	3,559	0.16%	47	4/15/15	Morgan Stanley Capital Services	(689)
Pay	Brown & Brown, Inc.	1,339	0.16%	42	4/15/15	Morgan Stanley Capital Services	81
Pay	Burger King Worldwide, Inc.	2,023	0.18%	46	4/15/15	Morgan Stanley Capital Services	(2,876)
Pay	CA, Inc.	1,325	0.18%	45	4/15/15	Morgan Stanley Capital Services	2,700
Pay	Cabela’s, Inc.	553	0.18%	37	4/15/15	Morgan Stanley Capital Services	(411)
Pay	Cablevision Systems Corp.	1,456	1.00%	24	4/15/15	Morgan Stanley Capital Services	1,090
Pay	Cablevision Systems Corp.	225	1.00%	4	4/15/15	Morgan Stanley Capital Services	169
Pay	Cablevision Systems Corp.	1,961	1.00%	33	4/15/15	Morgan Stanley Capital Services	1,469
Pay	Cadence Design Systems, Inc.	2,619	0.18%	36	4/15/15	Morgan Stanley Capital Services	(539)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	37

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Capital One Financial Corp.	295	0.18%	$23	4/15/15	Morgan Stanley Capital Services	$1,892
Pay	Capital One Financial Corp.	632	1.00%	49	4/15/15	Morgan Stanley Capital Services	4,054
Pay	CenturyLink, Inc.	1,641	0.18%	50	4/15/15	Morgan Stanley Capital Services	2,737
Pay	CH Robinson Worldwide, Inc.	368	1.00%	22	4/15/15	Morgan Stanley Capital Services	292
Pay	CH Robinson Worldwide, Inc.	328	0.18%	19	4/15/15	Morgan Stanley Capital Services	261
Pay	CH Robinson Worldwide, Inc.	63	1.00%	4	4/15/15	Morgan Stanley Capital Services	50
Pay	Chesapeake Energy Corp.	750	0.18%	19	4/15/15	Morgan Stanley Capital Services	(1,089)
Pay	Chesapeake Energy Corp.	1,765	1.00%	45	4/15/15	Morgan Stanley Capital Services	(2,562)
Pay	Cisco Systems, Inc.	1,541	1.00%	35	4/15/15	Morgan Stanley Capital Services	1,338
Pay	Cisco Systems, Inc.	295	1.00%	7	4/15/15	Morgan Stanley Capital Services	256
Pay	CIT Group, Inc.	855	0.16%	43	4/15/15	Morgan Stanley Capital Services	3,621
Pay	Citrix Systems, Inc.	870	0.18%	54	4/15/15	Morgan Stanley Capital Services	6,524
Pay	Coach, Inc.	753	0.18%	41	4/15/15	Morgan Stanley Capital Services	4,695

38	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Coach, Inc.	406	0.18%	$22	4/15/15	Morgan Stanley Capital Services	$2,532
Pay	Coca-Cola Co. (The)	1,600	0.10%	64	4/15/15	Morgan Stanley Capital Services	3,101
Pay	Coca-Cola Co. (The)	159	1.00%	6	4/15/15	Morgan Stanley Capital Services	308
Pay	Comcast Corp.	384	1.00%	21	4/15/15	Morgan Stanley Capital Services	(152)
Pay	Comcast Corp.	278	1.00%	15	4/15/15	Morgan Stanley Capital Services	(107)
Pay	Comcast Corp.	172	1.00%	9	4/15/15	Morgan Stanley Capital Services	(66)
Pay	ConAgra Foods, Inc.	1,827	1.00%	62	4/15/15	Morgan Stanley Capital Services	3,595
Pay	ConAgra Foods, Inc.	472	0.18%	16	4/15/15	Morgan Stanley Capital Services	929
Pay	ConAgra Foods, Inc.	181	1.00%	6	4/15/15	Morgan Stanley Capital Services	356
Pay	CONSOL Energy, Inc.	952	0.18%	37	4/15/15	Morgan Stanley Capital Services	987
Pay	Cooper Co., Inc. (The)	26	1.00%	3	4/15/15	Morgan Stanley Capital Services	124
Pay	Cooper Co., Inc. (The)	288	1.00%	37	4/15/15	Morgan Stanley Capital Services	1,377
Pay	Crown Holdings, Inc.	882	1.00%	38	4/15/15	Morgan Stanley Capital Services	1,682

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	39

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Crown Holdings, Inc.	126	1.00%	$5	4/15/15	Morgan Stanley Capital Services	$240
Pay	Darden Restaurants, Inc.	651	1.00%	34	4/15/15	Morgan Stanley Capital Services	1,580
Pay	Darden Restaurants, Inc.	420	0.18%	22	4/15/15	Morgan Stanley Capital Services	1,019
Pay	Darden Restaurants, Inc.	85	1.00%	4	4/15/15	Morgan Stanley Capital Services	206
Pay	DaVita Healthcare Partners, Inc.	976	1.00%	63	4/15/15	Morgan Stanley Capital Services	(443)
Pay	Dick’s Sporting Goods, Inc.	429	1.00%	24	4/15/15	Morgan Stanley Capital Services	1,667
Pay	Dick’s Sporting Goods, Inc.	82	1.00%	5	4/15/15	Morgan Stanley Capital Services	319
Pay	Dick’s Sporting Goods, Inc.	633	1.00%	36	4/15/15	Morgan Stanley Capital Services	2,460
Pay	Discovery Communications, Inc.	517	0.18%	43	4/15/15	Morgan Stanley Capital Services	1,491
Pay	Dominion Resources, Inc./VA	975	1.00%	65	4/15/15	Morgan Stanley Capital Services	(1,256)
Pay	Dominion Resources, Inc./VA	96	1.00%	6	4/15/15	Morgan Stanley Capital Services	(123)
Pay	Dr Pepper Snapple Group, Inc.	103	1.00%	5	4/15/15	Morgan Stanley Capital Services	19
Pay	Dr Pepper Snapple Group, Inc.	1,127	1.00%	54	4/15/15	Morgan Stanley Capital Services	211

40	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Dresser-Rand Group, Inc.	672	1.00%	$40	4/15/15	Morgan Stanley Capital Services	$1,617
Pay	Dresser-Rand Group, Inc.	90	1.00%	5	4/15/15	Morgan Stanley Capital Services	217
Pay	Eastman Chemical Co.	562	0.16%	45	4/15/15	Morgan Stanley Capital Services	1,027
Pay	eBay, Inc.	725	1.00%	39	4/15/15	Morgan Stanley Capital Services	425
Pay	Ecolab, Inc.	561	1.00%	58	4/15/15	Morgan Stanley Capital Services	1,719
Pay	Ecolab, Inc.	55	1.00%	6	4/15/15	Morgan Stanley Capital Services	169
Pay	EMC Corp./MA	1,226	1.00%	32	4/15/15	Morgan Stanley Capital Services	2,511
Pay	EMC Corp./MA	1,437	1.00%	38	4/15/15	Morgan Stanley Capital Services	2,943
Pay	Energizer Holdings, Inc.	340	1.00%	36	4/15/15	Morgan Stanley Capital Services	4,254
Pay	Energizer Holdings, Inc.	61	1.00%	7	4/15/15	Morgan Stanley Capital Services	763
Pay	EQT Corp.	486	0.16%	42	4/15/15	Morgan Stanley Capital Services	(2,797)
Pay	Equinix, Inc.	160	1.00%	29	4/15/15	Morgan Stanley Capital Services	(909)
Pay	Equinix, Inc.	99	0.10%	18	4/15/15	Morgan Stanley Capital Services	(562)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	41

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Equinix, Inc.	33	1.00%	$6	4/15/15	Morgan Stanley Capital Services	$(187)
Pay	Express Scripts Holding Co.	928	1.00%	68	4/15/15	Morgan Stanley Capital Services	(1,378)
Pay	Family Dollar Stores, Inc.	598	0.18%	39	4/15/15	Morgan Stanley Capital Services	1,816
Pay	Fastenal Co.	385	0.18%	18	4/15/15	Morgan Stanley Capital Services	819
Pay	Fastenal Co.	956	1.00%	44	4/15/15	Morgan Stanley Capital Services	2,033
Pay	Fidelity National Financial, Inc.	1,075	1.00%	33	4/15/15	Morgan Stanley Capital Services	(638)
Pay	Fidelity National Financial, Inc.	236	0.10%	7	4/15/15	Morgan Stanley Capital Services	(140)
Pay	Fidelity National Financial, Inc.	208	1.00%	6	4/15/15	Morgan Stanley Capital Services	(123)
Pay	FMC Corp.	518	0.18%	37	4/15/15	Morgan Stanley Capital Services	223
Pay	FMC Technologies, Inc.	600	0.18%	31	4/15/15	Morgan Stanley Capital Services	1,054
Pay	FMC Technologies, Inc.	71	1.00%	4	4/15/15	Morgan Stanley Capital Services	125
Pay	FMC Technologies, Inc.	628	1.00%	32	4/15/15	Morgan Stanley Capital Services	1,103
Pay	Franklin Resources, Inc.	376	0.18%	22	4/15/15	Morgan Stanley Capital Services	2,307

42	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Franklin Resources, Inc.	759	1.00%	$44	4/15/15	Morgan Stanley Capital Services	$4,657
Pay	General Mills, Inc.	707	0.10%	34	4/15/15	Morgan Stanley Capital Services	267
Pay	General Mills, Inc.	176	1.00%	9	4/15/15	Morgan Stanley Capital Services	66
Pay	General Mills, Inc.	345	1.00%	17	4/15/15	Morgan Stanley Capital Services	130
Pay	Groupon, Inc.	3,348	0.18%	37	4/15/15	Morgan Stanley Capital Services	1,939
Pay	Gulfport Energy Corp.	765	0.18%	41	4/15/15	Morgan Stanley Capital Services	(5,870)
Pay	HD Supply Holdings, Inc.	1,619	0.18%	38	4/15/15	Morgan Stanley Capital Services	3,414
Pay	Hewlett-Packard Co.	381	1.00%	11	4/15/15	Morgan Stanley Capital Services	(62)
Pay	Hewlett-Packard Co.	700	1.00%	20	4/15/15	Morgan Stanley Capital Services	(113)
Pay	Hewlett-Packard Co.	270	1.00%	8	4/15/15	Morgan Stanley Capital Services	(44)
Pay	Hologic, Inc.	1,871	1.00%	42	4/15/15	Morgan Stanley Capital Services	1,775
Pay	Hologic, Inc.	234	0.10%	5	4/15/15	Morgan Stanley Capital Services	222
Pay	Hologic, Inc.	340	1.00%	8	4/15/15	Morgan Stanley Capital Services	323

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	43

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Home Depot, Inc.	759	1.00%	$62	4/15/15	Morgan Stanley Capital Services	$3,199
Pay	IHS, Inc.	339	0.10%	39	4/15/15	Morgan Stanley Capital Services	1,022
Pay	IHS, Inc.	31	1.00%	4	4/15/15	Morgan Stanley Capital Services	93
Pay	Ingersoll-Rand PLC	78	1.00%	5	4/15/15	Morgan Stanley Capital Services	316
Pay	Ingersoll-Rand PLC	94	1.00%	6	4/15/15	Morgan Stanley Capital Services	380
Pay	Ingersoll-Rand PLC	443	1.00%	28	4/15/15	Morgan Stanley Capital Services	1,792
Pay	Intel Corp.	161	1.00%	4	4/15/15	Morgan Stanley Capital Services	343
Pay	Intel Corp.	2,238	0.10%	60	4/15/15	Morgan Stanley Capital Services	4,764
Pay	Intel Corp.	290	1.00%	8	4/15/15	Morgan Stanley Capital Services	617
Pay	International Business Machines Corp.	359	1.00%	67	4/15/15	Morgan Stanley Capital Services	3,966
Pay	International Paper Co.	1,190	1.00%	58	4/15/15	Morgan Stanley Capital Services	1,305
Pay	International Paper Co.	106	1.00%	5	4/15/15	Morgan Stanley Capital Services	116
Pay	Iron Mountain, Inc.	1,704	1.00%	47	4/15/15	Morgan Stanley Capital Services	1,837

44	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Iron Mountain, Inc.	152	1.00%	$4	4/15/15	Morgan Stanley Capital Services	$164
Pay	Jarden Corp.	494	1.00%	31	4/15/15	Morgan Stanley Capital Services	1,401
Pay	Jarden Corp.	119	1.00%	8	4/15/15	Morgan Stanley Capital Services	337
Pay	Juniper Networks, Inc.	2,037	0.18%	53	4/15/15	Morgan Stanley Capital Services	(1,490)
Pay	KBR, Inc.	1,202	1.00%	40	4/15/15	Morgan Stanley Capital Services	2,786
Pay	KBR, Inc.	408	0.18%	14	4/15/15	Morgan Stanley Capital Services	946
Pay	KBR, Inc.	123	1.00%	4	4/15/15	Morgan Stanley Capital Services	285
Pay	Kellogg Co.	1,012	0.18%	62	4/15/15	Morgan Stanley Capital Services	3,150
Pay	Kraft Foods Group, Inc.	1,092	1.00%	60	4/15/15	Morgan Stanley Capital Services	2,355
Pay	Kraft Foods Group, Inc.	109	1.00%	6	4/15/15	Morgan Stanley Capital Services	235
Pay	L Brands, Inc.	252	1.00%	14	4/15/15	Morgan Stanley Capital Services	1,115
Pay	L Brands, Inc.	309	0.10%	18	4/15/15	Morgan Stanley Capital Services	1,348
Pay	L Brands, Inc.	235	0.18%	13	4/15/15	Morgan Stanley Capital Services	1,040

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	45

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	L Brands, Inc.	125	1.00%	$7	4/15/15	Morgan Stanley Capital Services	$553
Pay	Laboratory Corp. of America Holdings	242	1.00%	22	4/15/15	Morgan Stanley Capital Services	301
Pay	Laboratory Corp. of America Holdings	115	0.10%	10	4/15/15	Morgan Stanley Capital Services	143
Pay	Laboratory Corp. of America Holdings	67	1.00%	6	4/15/15	Morgan Stanley Capital Services	83
Pay	Leggett & Platt, Inc.	371	0.18%	11	4/15/15	Morgan Stanley Capital Services	77
Pay	Leggett & Platt, Inc.	1,810	1.00%	55	4/15/15	Morgan Stanley Capital Services	377
Pay	Liberty Interactive Corp.	544	1.00%	15	4/15/15	Morgan Stanley Capital Services	918
Pay	Liberty Interactive Corp.	285	1.00%	8	4/15/15	Morgan Stanley Capital Services	481
Pay	Liberty Interactive Corp.	726	1.00%	21	4/15/15	Morgan Stanley Capital Services	1,226
Pay	Lions Gate Entertainment Corp.	1,216	0.18%	37	4/15/15	Morgan Stanley Capital Services	(2,015)
Pay	Loews Corp.	1,409	0.10%	66	4/15/15	Morgan Stanley Capital Services	3,660
Pay	Loews Corp.	141	1.00%	7	4/15/15	Morgan Stanley Capital Services	366
Pay	Mattel, Inc.	243	1.00%	11	4/15/15	Morgan Stanley Capital Services	1,557

46	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Mattel, Inc.	490	0.10%	$22	4/15/15	Morgan Stanley Capital Services	$3,140
Pay	Mattel, Inc.	95	1.00%	4	4/15/15	Morgan Stanley Capital Services	609
Pay	Mattel, Inc.	581	1.00%	26	4/15/15	Morgan Stanley Capital Services	3,723
Pay	Maxim Integrated Products, Inc.	1,349	0.10%	38	4/15/15	Morgan Stanley Capital Services	(2,484)
Pay	Maxim Integrated Products, Inc.	122	1.00%	3	4/15/15	Morgan Stanley Capital Services	(225)
Pay	McDonald’s Corp.	635	1.00%	61	4/15/15	Morgan Stanley Capital Services	815
Pay	Mondelez International, Inc.	1,545	0.16%	55	4/15/15	Morgan Stanley Capital Services	4,542
Pay	National Oilwell Varco, Inc.	395	1.00%	30	4/15/15	Morgan Stanley Capital Services	851
Pay	National Oilwell Varco, Inc.	117	1.00%	9	4/15/15	Morgan Stanley Capital Services	253
Pay	NCR Corp.	176	1.00%	7	4/15/15	Morgan Stanley Capital Services	401
Pay	NCR Corp.	601	0.18%	23	4/15/15	Morgan Stanley Capital Services	1,369
Pay	NCR Corp.	74	1.00%	3	4/15/15	Morgan Stanley Capital Services	169
Pay	NCR Corp.	741	1.00%	28	4/15/15	Morgan Stanley Capital Services	1,688

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	47

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	NetApp, Inc.	1,055	1.00%	$46	4/15/15	Morgan Stanley Capital Services	$1,231
Pay	Netflix, Inc.	111	0.18%	37	4/15/15	Morgan Stanley Capital Services	(8,766)
Pay	NiSource, Inc.	1,738	1.00%	58	4/15/15	Morgan Stanley Capital Services	(1,778)
Pay	NiSource, Inc.	156	1.00%	5	4/15/15	Morgan Stanley Capital Services	(159)
Pay	Norfolk Southern Corp.	493	0.16%	45	4/15/15	Morgan Stanley Capital Services	(718)
Pay	Northern Trust Corp.	733	0.16%	45	4/15/15	Morgan Stanley Capital Services	705
Pay	Oceaneering International, Inc.	557	0.18%	41	4/15/15	Morgan Stanley Capital Services	3,373
Pay	ONEOK, Inc.	954	1.00%	62	4/15/15	Morgan Stanley Capital Services	(3,470)
Pay	ONEOK, Inc.	86	1.00%	6	4/15/15	Morgan Stanley Capital Services	(313)
Pay	Palo Alto Networks, Inc.	625	0.18%	39	4/15/15	Morgan Stanley Capital Services	2,154
Pay	Perrigo Co. PLC	169	1.00%	27	4/15/15	Morgan Stanley Capital Services	342
Pay	Perrigo Co. PLC	50	1.00%	8	4/15/15	Morgan Stanley Capital Services	101
Pay	Philip Morris International, Inc.	29	1.00%	2	4/15/15	Morgan Stanley Capital Services	143

48	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Philip Morris International, Inc.	340	0.10%	$28	4/15/15	Morgan Stanley Capital Services	$1,678
Pay	Philip Morris International, Inc.	73	1.00%	6	4/15/15	Morgan Stanley Capital Services	360
Pay	Pioneer Natural Resources Co.	239	0.18%	41	4/15/15	Morgan Stanley Capital Services	867
Pay	Procter & Gamble Co.	339	1.00%	27	4/15/15	Morgan Stanley Capital Services	1,412
Pay	Procter & Gamble Co.	563	0.10%	45	4/15/15	Morgan Stanley Capital Services	2,345
Pay	Procter & Gamble Co.	90	1.00%	7	4/15/15	Morgan Stanley Capital Services	375
Pay	PulteGroup, Inc.	2,301	0.18%	45	4/15/15	Morgan Stanley Capital Services	(1,959)
Pay	PVH Corp.	482	1.00%	61	4/15/15	Morgan Stanley Capital Services	2,893
Pay	PVH Corp.	43	1.00%	5	4/15/15	Morgan Stanley Capital Services	258
Pay	QIAGEN NV	2,074	1.00%	51	4/15/15	Morgan Stanley Capital Services	5,431
Pay	QIAGEN NV	186	1.00%	5	4/15/15	Morgan Stanley Capital Services	487
Pay	QUALCOMM, Inc.	40	1.00%	3	4/15/15	Morgan Stanley Capital Services	11
Pay	QUALCOMM, Inc.	483	1.00%	36	4/15/15	Morgan Stanley Capital Services	138

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	49

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Quanta Services, Inc.	2,003	1.00%	$63	4/15/15	Morgan Stanley Capital Services	$617
Pay	Quest Diagnostics, Inc.	574	1.00%	31	4/15/15	Morgan Stanley Capital Services	1,140
Pay	Quest Diagnostics, Inc.	133	1.00%	7	4/15/15	Morgan Stanley Capital Services	264
Pay	Ralph Lauren Corp.	214	1.00%	36	4/15/15	Morgan Stanley Capital Services	2,392
Pay	Ralph Lauren Corp.	29	1.00%	5	4/15/15	Morgan Stanley Capital Services	324
Pay	Ralph Lauren Corp.	136	1.00%	23	4/15/15	Morgan Stanley Capital Services	1,520
Pay	Realogy Holdings Corp.	1,134	0.16%	54	4/15/15	Morgan Stanley Capital Services	2,683
Pay	Realogy Holdings Corp.	308	0.18%	15	4/15/15	Morgan Stanley Capital Services	732
Pay	Reliance Steel & Aluminum Co.	593	0.18%	45	4/15/15	Morgan Stanley Capital Services	3,265
Pay	Republic Services, Inc.	1,890	1.00%	61	4/15/15	Morgan Stanley Capital Services	374
Pay	Republic Services, Inc.	169	1.00%	5	4/15/15	Morgan Stanley Capital Services	33
Pay	Rock Tenn Co.	358	0.16%	36	4/15/15	Morgan Stanley Capital Services	(368)
Pay	Rockwood Holdings, Inc.	641	1.00%	47	4/15/15	Morgan Stanley Capital Services	3,373

50	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rockwood Holdings, Inc.	89	1.00%	$7	4/15/15	Morgan Stanley Capital Services	$469
Pay	Sally Beauty Holdings, Inc.	772	1.00%	23	4/15/15	Morgan Stanley Capital Services	670
Pay	Sally Beauty Holdings, Inc.	284	0.10%	8	4/15/15	Morgan Stanley Capital Services	247
Pay	Sally Beauty Holdings, Inc.	176	1.00%	5	4/15/15	Morgan Stanley Capital Services	153
Pay	SBA Communications Corp.	490	0.18%	44	4/15/15	Morgan Stanley Capital Services	(1,022)
Pay	Skyworks Solutions, Inc.	1,782	1.00%	52	4/15/15	Morgan Stanley Capital Services	(2,035)
Pay	Skyworks Solutions, Inc.	212	1.00%	6	4/15/15	Morgan Stanley Capital Services	(242)
Pay	Southwestern Energy Co.	537	0.18%	22	4/15/15	Morgan Stanley Capital Services	(259)
Pay	Southwestern Energy Co.	476	0.10%	19	4/15/15	Morgan Stanley Capital Services	(753)
Pay	Southwestern Energy Co.	56	1.00%	2	4/15/15	Morgan Stanley Capital Services	(89)
Pay	SPDR S&P 500 ETF Trust	1,952	0.10%	361	4/15/15	Morgan Stanley Capital Services	12,688
Pay	SPDR S&P 500 ETF Trust	220	1.00%	41	4/15/15	Morgan Stanley Capital Services	1,430
Pay	Spectra Energy Corp.	1,666	0.10%	58	4/15/15	Morgan Stanley Capital Services	(2,385)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	51

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Spectra Energy Corp.	151	1.00%	$5	4/15/15	Morgan Stanley Capital Services	$(216)
Pay	Stanley Black & Decker, Inc.	665	0.18%	55	4/15/15	Morgan Stanley Capital Services	3,412
Pay	State Street Corp.	459	1.00%	34	4/15/15	Morgan Stanley Capital Services	3,381
Pay	State Street Corp.	79	1.00%	6	4/15/15	Morgan Stanley Capital Services	582
Pay	State Street Corp.	400	1.00%	30	4/15/15	Morgan Stanley Capital Services	2,946
Pay	Sysco Corp.	864	0.10%	32	4/15/15	Morgan Stanley Capital Services	1,451
Pay	Sysco Corp.	204	1.00%	7	4/15/15	Morgan Stanley Capital Services	342
Pay	Target Corp.	965	0.18%	59	4/15/15	Morgan Stanley Capital Services	4,744
Pay	Tesoro Corp.	1,063	1.00%	56	4/15/15	Morgan Stanley Capital Services	1,293
Pay	Tesoro Corp.	131	1.00%	7	4/15/15	Morgan Stanley Capital Services	159
Pay	Thermo Fisher Scientific, Inc.	348	1.00%	40	4/15/15	Morgan Stanley Capital Services	129
Pay	Thermo Fisher Scientific, Inc.	56	1.00%	6	4/15/15	Morgan Stanley Capital Services	21
Pay	Tiffany & Co.	618	0.18%	54	4/15/15	Morgan Stanley Capital Services	2,903

52	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Total System Services, Inc.	1,356	0.16%	$44	4/15/15	Morgan Stanley Capital Services	$3,784
Pay	Travelers Cos., Inc. (The)	562	1.00%	49	4/15/15	Morgan Stanley Capital Services	3,703
Pay	Travelers Cos., Inc. (The)	73	1.00%	6	4/15/15	Morgan Stanley Capital Services	481
Pay	Trimble Navigation Ltd.	142	1.00%	5	4/15/15	Morgan Stanley Capital Services	336
Pay	Trimble Navigation Ltd.	1,549	1.00%	54	4/15/15	Morgan Stanley Capital Services	3,668
Pay	Valspar Corp. (The)	527	1.00%	38	4/15/15	Morgan Stanley Capital Services	1,397
Pay	Valspar Corp. (The)	72	1.00%	5	4/15/15	Morgan Stanley Capital Services	191
Pay	Verizon Communications, Inc.	1,421	1.00%	69	4/15/15	Morgan Stanley Capital Services	351
Pay	Verizon Communications, Inc.	140	1.00%	7	4/15/15	Morgan Stanley Capital Services	35
Pay	Vertex Pharmaceuticals, Inc.	272	0.18%	21	4/15/15	Morgan Stanley Capital Services	(76)
Pay	Vertex Pharmaceuticals, Inc.	285	0.18%	22	4/15/15	Morgan Stanley Capital Services	(79)
Pay	Visa, Inc.	166	1.00%	37	4/15/15	Morgan Stanley Capital Services	1,381
Pay	Wal-Mart Stores, Inc.	261	1.00%	20	4/15/15	Morgan Stanley Capital Services	776

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	53

Market Neutral Strategy – U.S.—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Wal-Mart Stores, Inc.	390	0.10%	$30	4/15/15	Morgan Stanley Capital Services	$1,161
Pay	Wal-Mart Stores, Inc.	97	1.00%	8	4/15/15	Morgan Stanley Capital Services	289
Pay	Waste Connections, Inc.	934	0.18%	39	4/15/15	Morgan Stanley Capital Services	997
Pay	Wisconsin Energy Corp.	907	1.00%	37	4/15/15	Morgan Stanley Capital Services	(1,608)
Pay	Wisconsin Energy Corp.	81	1.00%	3	4/15/15	Morgan Stanley Capital Services	(144)
Pay	Zoetis, Inc.	1,652	0.16%	53	4/15/15	Morgan Stanley Capital Services	2,380

							$(1,090)

+	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov or call AllianceBernstein at (800) 227-4618.

*	Notional amount less than $500.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,799,876.

(c)	One contract relates to 100 shares.

See notes to financial statements.

54	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – U.S.—Portfolio of Investments

MARKET NEUTRAL STRATEGY – GLOBAL

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 93.6%
Investment Companies – 47.8%
AllianceBerstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.07%(a)+ (cost $13,553,141)		13,553,141	$13,553,141

		Principal Amount (000)
U.S. Treasury Bills – 45.8%
U.S. Treasury Bill 0.01%, 4/17/14(b)(c) (cost $12,999,446)	U.S.$	13,000	12,999,446

Total Investments – 93.6% (cost $26,552,587)			26,552,587
Other assets less liabilities – 6.4%			1,809,816

Net Assets – 100.0%			$28,362,403

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CIGNA Corp.(c)(d)	13	$95.00	February 2014	$965	$(189)
Marvell Technology Group Ltd.(c)(d)	64	17.00	February 2014	1,662	(800)
Royal Caribbean Cruises Ltd.(c)(d)	20	50.00	February 2014	2,419	(2,030)

				$5,046	$(3,019)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Southwestern Energy Co.(c)(d)	31	$36.00	February 2014	$1,115	$(186)
EQT Corp.(c)(d)	10	80.00	February 2014	1,144	(350)
Gulfport Energy Corp.(c)(d)	17	47.50	February 2014	1,300	(382)
Fastenal Co.(c)(d)	10	44.00	February 2014	789	(1,150)
Alstom SA(c)(d)	10	24.00	February 2014	1,039	(4,033)
Realogy Holdings Corp.(c)(d)	32	45.00	February 2014	2,127	(4,080)

				$7,514	$(10,181)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	55

Market Neutral Strategy – Global—Portfolio of Investments

TOTAL RETURN SWAPS (see Note D)

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Entity
Pay	3I Group PLC	3,206	0.13%	GBP	13	4/15/15	Morgan Stanley Capital Services	$1,651
Pay	3I Group PLC	2,190	0.17%		9	4/15/15	Morgan Stanley Capital Services	1,128
Pay	3I Group PLC	1,807	0.17%		7	4/15/15	Morgan Stanley Capital Services	931
Pay	3I Group PLC	1,688	0.17%		7	4/15/15	Morgan Stanley Capital Services	869
Pay	3I Group PLC	1,578	0.17%		6	4/15/15	Morgan Stanley Capital Services	813
Pay	3I Group PLC	1,409	0.17%		6	4/15/15	Morgan Stanley Capital Services	726
Pay	3I Group PLC	1,164	0.17%		5	4/15/15	Morgan Stanley Capital Services	600
Pay	3I Group PLC	1,161	0.13%		5	4/15/15	Morgan Stanley Capital Services	598
Pay	ACE Ltd.	923	1.00%	USD	90	4/15/15	Morgan Stanley Capital Services	3,852
Pay	Acom Co., Ltd.	21,900	1.00%	JPY	7,665	4/15/15	Morgan Stanley Capital Services	10,596
Pay	Acuity Brands, Inc.	764	0.18%	USD	102	4/15/15	Morgan Stanley Capital Services	4,888
Pay	ADT Corp. (The)	3,438	0.10%		134	4/15/15	Morgan Stanley Capital Services	30,625
Pay	AEON Financial Service Co., Ltd.	2,500	1.00%	JPY	6,798	4/15/15	Morgan Stanley Capital Services	8,546

56	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	AEON Financial Service Co., Ltd.	1,900	1.00%	JPY	5,166	4/15/15	Morgan Stanley Capital Services	$6,481
Pay	Aflac, Inc.	2,241	0.10%	USD	146	4/15/15	Morgan Stanley Capital Services	4,833
Pay	AGCO Corp.	1,566	0.18%		89	4/15/15	Morgan Stanley Capital Services	4,989
Pay	AGCO Corp.	788	0.18%		45	4/15/15	Morgan Stanley Capital Services	2,511
Pay	Aggreko PLC	4,022	0.17%	GBP	69	4/15/15	Morgan Stanley Capital Services	11,233
Pay	Aggreko PLC	632	0.17%		11	4/15/15	Morgan Stanley Capital Services	1,765
Pay	Aggreko PLC	499	0.17%		9	4/15/15	Morgan Stanley Capital Services	1,394
Pay	AGL Energy Ltd.	1,679	2.10%	AUD	25	4/15/15	Morgan Stanley Capital Services	(271)
Pay	AGL Energy Ltd.	5,482	2.10%		82	4/15/15	Morgan Stanley Capital Services	(884)
Pay	Agrium, Inc.	455	0.60%	CAD	47	4/15/15	Morgan Stanley Capital Services	2,718
Pay	AIA Group Ltd.	18,600	0.36%	HKD	691	4/15/15	Morgan Stanley Capital Services	3,252
Pay	Aker Solutions ASA	5,137	1.16%	NOK	537	4/15/15	Morgan Stanley Capital Services	6,656
Pay	Alfa Laval AB	3,562	0.47%	SEK	578	4/15/15	Morgan Stanley Capital Services	1,959

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	57

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Allianz SE	497	1.00%	EUR	66	4/15/15	Morgan Stanley Capital Services	$6,858
Pay	Allstate Corp. (The)	1,840	1.00%	USD	99	4/15/15	Morgan Stanley Capital Services	4,943
Pay	ALS Ltd./Queensland	9,440	1.00%	AUD	80	4/15/15	Morgan Stanley Capital Services	4,053
Pay	ALS Ltd./Queensland	3,295	2.19%		29	4/15/15	Morgan Stanley Capital Services	2,272
Pay	ALS Ltd./Queensland	2,799	2.10%		25	4/15/15	Morgan Stanley Capital Services	1,930
Pay	ALS Ltd./Queensland	3,970	1.00%		34	4/15/15	Morgan Stanley Capital Services	1,624
Pay	ALS Ltd./Queensland	2,313	1.00%		20	4/15/15	Morgan Stanley Capital Services	1,587
Pay	ALS Ltd./Queensland	1,335	2.10%		12	4/15/15	Morgan Stanley Capital Services	920
Pay	Alstom SA	2,425	1.00%	EUR	67	4/15/15	Morgan Stanley Capital Services	22,291
Pay	Altera Corp.	2,743	1.00%	USD	88	4/15/15	Morgan Stanley Capital Services	(3,242)
Pay	Aluminum Corp. of China Ltd.	212,000	0.19%	HKD	577	4/15/15	Morgan Stanley Capital Services	(1,154)
Pay	AMC Networks, Inc.	1,491	0.18%	USD	104	4/15/15	Morgan Stanley Capital Services	8,119
Pay	AMEC PLC	4,368	0.17%	GBP	46	4/15/15	Morgan Stanley Capital Services	1,707

58	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	AMEC PLC	852	0.17%	GBP	9	4/15/15	Morgan Stanley Capital Services	$333
Pay	AMEC PLC	676	0.17%		7	4/15/15	Morgan Stanley Capital Services	264
Pay	American Tower Corp.	780	0.10%	USD	65	4/15/15	Morgan Stanley Capital Services	1,853
Pay	American Tower Corp.	400	1.00%		33	4/15/15	Morgan Stanley Capital Services	950
Pay	Amgen, Inc.	794	0.18%		94	4/15/15	Morgan Stanley Capital Services	(356)
Pay	AMP Ltd.	27,886	1.88%	AUD	123	4/15/15	Morgan Stanley Capital Services	3,857
Pay	AMP Ltd.	8,698	2.10%		38	4/15/15	Morgan Stanley Capital Services	1,206
Pay	AMP Ltd.	7,035	2.19%		31	4/15/15	Morgan Stanley Capital Services	976
Pay	AMP Ltd.	6,017	2.10%		27	4/15/15	Morgan Stanley Capital Services	834
Pay	Amphenol Corp.	1,584	1.00%	USD	146	4/15/15	Morgan Stanley Capital Services	8,180
Pay	Analog Devices, Inc.	2,031	1.00%		102	4/15/15	Morgan Stanley Capital Services	3,548
Pay	Ares Capital Corp.	8,901	1.00%		160	4/15/15	Morgan Stanley Capital Services	2,482
Pay	Arkema SA	639	1.00%	EUR	52	4/15/15	Morgan Stanley Capital Services	1,441
Pay	Ashland, Inc.	1,204	1.00%	USD	121	4/15/15	Morgan Stanley Capital Services	8,793

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	59

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ashland, Inc.	238	0.10%	USD	24	4/15/15	Morgan Stanley Capital Services	$1,739
Pay	ASM Pacific Technology Ltd.	4,200	1.00%	HKD	289	4/15/15	Morgan Stanley Capital Services	(2,063)
Pay	ASM Pacific Technology Ltd.	13,700	0.05%		944	4/15/15	Morgan Stanley Capital Services	(6,728)
Pay	Assa Abloy AB	1,722	0.47%	SEK	594	4/15/15	Morgan Stanley Capital Services	4,675
Pay	Assicurazioni Generali SpA	3,516	0.12%	EUR	60	4/15/15	Morgan Stanley Capital Services	5,600
Pay	Associated British Foods PLC	367	0.17%	GBP	10	4/15/15	Morgan Stanley Capital Services	(89)
Pay	Associated British Foods PLC	2,189	0.17%		59	4/15/15	Morgan Stanley Capital Services	(530)
Pay	Assured Guaranty Ltd.	3,899	0.18%	USD	87	4/15/15	Morgan Stanley Capital Services	4,595
Pay	ASX Ltd.	2,585	2.19%	AUD	94	4/15/15	Morgan Stanley Capital Services	1,463
Pay	AtoS	780	1.00%	EUR	52	4/15/15	Morgan Stanley Capital Services	1,647
Pay	AtoS	362	1.00%		24	4/15/15	Morgan Stanley Capital Services	765
Pay	Australia & New Zealand Banking Group Ltd.	3,405	2.19%	AUD	105	4/15/15	Morgan Stanley Capital Services	2,676
Pay	AutoNation, Inc.	3,546	1.00%	USD	169	4/15/15	Morgan Stanley Capital Services	(6,252)
Pay	Balfour Beatty PLC	8,891	0.17%	GBP	27	4/15/15	Morgan Stanley Capital Services	1,096

60	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Balfour Beatty PLC	7,279	0.17%	GBP	22	4/15/15	Morgan Stanley Capital Services	$897
Pay	Balfour Beatty PLC	6,185	0.17%		18	4/15/15	Morgan Stanley Capital Services	762
Pay	Balfour Beatty PLC	3,183	0.17%		10	4/15/15	Morgan Stanley Capital Services	392
Pay	Balfour Beatty PLC	1,813	0.17%		5	4/15/15	Morgan Stanley Capital Services	223
Pay	Balfour Beatty PLC	1,354	0.17%		4	4/15/15	Morgan Stanley Capital Services	167
Pay	Balfour Beatty PLC	960	0.17%		3	4/15/15	Morgan Stanley Capital Services	118
Pay	Banco de Sabadell SA	33,952	0.19%	EUR	73	4/15/15	Morgan Stanley Capital Services	(1,772)
Pay	Bank of East Asia Ltd.	23,800	1.00%	HKD	757	4/15/15	Morgan Stanley Capital Services	7,037
Pay	Bank of East Asia Ltd.	6,200	0.05%		197	4/15/15	Morgan Stanley Capital Services	1,707
Pay	Bank of East Asia Ltd.	53	1.00%		2	4/15/15	Morgan Stanley Capital Services	16
Pay	Bank of New York Mellon Corp. (The)	5,411	1.00%	USD	185	4/15/15	Morgan Stanley Capital Services	11,892
Pay	Bank of Nova Scotia	3,088	0.60%	CAD	197	4/15/15	Morgan Stanley Capital Services	7,333
Pay	Bank of Nova Scotia	354	0.60%		23	4/15/15	Morgan Stanley Capital Services	840

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	61

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	BASF AG	1,102	0.13%	EUR	86	4/15/15	Morgan Stanley Capital Services	$(1,661)
Pay	Baxter International, Inc.	1,601	0.18%	USD	112	4/15/15	Morgan Stanley Capital Services	2,442
Pay	Bayerische Motoren Werke AG	998	1.00%	EUR	85	4/15/15	Morgan Stanley Capital Services	5,984
Pay	BB&T Corp.	2,722	0.18%	USD	106	4/15/15	Morgan Stanley Capital Services	3,722
Pay	BBMG Corp.	167,000	0.19%	HKD	1,014	4/15/15	Morgan Stanley Capital Services	(44)
Pay	Bell Aliant, Inc.	3,558	0.60%	CAD	94	4/15/15	Morgan Stanley Capital Services	2,446
Pay	Bendigo and Adelaide Bank Ltd.	5,660	1.00%	AUD	65	4/15/15	Morgan Stanley Capital Services	(536)
Pay	BG Group PLC	6,018	0.17%	GBP	80	4/15/15	Morgan Stanley Capital Services	30,880
Pay	BlackRock, Inc.	467	1.00%	USD	146	4/15/15	Morgan Stanley Capital Services	5,725
Pay	Boardwalk Real Estate Investment Trust	1,672	0.60%	CAD	98	4/15/15	Morgan Stanley Capital Services	441
Pay	Boliden AB	2,390	0.47%	SEK	238	4/15/15	Morgan Stanley Capital Services	67
Pay	Boliden AB	2,344	0.47%		233	4/15/15	Morgan Stanley Capital Services	66
Pay	Boral Ltd.	18,190	1.00%	AUD	86	4/15/15	Morgan Stanley Capital Services	(532)

62	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Boston Scientific Corp.	7,838	0.16%	USD	105	4/15/15	Morgan Stanley Capital Services	$(1,517)
Pay	Bouygues SA	2,227	0.12%	EUR	69	4/15/15	Morgan Stanley Capital Services	7,760
Pay	Brickworks Ltd.	2,390	2.10%	AUD	34	4/15/15	Morgan Stanley Capital Services	201
Pay	Brickworks Ltd.	2,366	2.50%		34	4/15/15	Morgan Stanley Capital Services	(425)
Pay	British Sky Broadcasting Group PLC	9,150	0.17%	GBP	80	4/15/15	Morgan Stanley Capital Services	(963)
Pay	Brookfield Asset Management, Inc.	3,830	0.60%	CAD	159	4/15/15	Morgan Stanley Capital Services	(3,096)
Pay	Brown & Brown, Inc.	2,949	0.16%	USD	93	4/15/15	Morgan Stanley Capital Services	178
Pay	BRP, Inc./CA	1,489	0.60%	CAD	45	4/15/15	Morgan Stanley Capital Services	3,031
Pay	Bunzl PLC	3,610	0.17%	GBP	52	4/15/15	Morgan Stanley Capital Services	2,637
Pay	Burberry Group PLC	5,242	0.17%		81	4/15/15	Morgan Stanley Capital Services	7,995
Pay	Burger King Worldwide, Inc.	5,026	0.18%	USD	115	4/15/15	Morgan Stanley Capital Services	(7,144)
Pay	Bwin.Party Digital Entertainment PLC	53,230	0.17%	GBP	63	4/15/15	Morgan Stanley Capital Services	3,681
Pay	CA, Inc.	2,974	0.18%	USD	101	4/15/15	Morgan Stanley Capital Services	6,060

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	63

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Cabela’s, Inc.	1,462	0.18%	USD	97	4/15/15	Morgan Stanley Capital Services	$(1,087)
Pay	Cablevision Systems Corp.	4,904	1.00%		82	4/15/15	Morgan Stanley Capital Services	3,673
Pay	Cablevision Systems Corp.	2,693	1.00%		45	4/15/15	Morgan Stanley Capital Services	2,017
Pay	Cadence Design Systems, Inc.	6,923	0.18%		96	4/15/15	Morgan Stanley Capital Services	(1,424)
Pay	Caltex Australia Ltd.	3,656	2.10%	AUD	71	4/15/15	Morgan Stanley Capital Services	153
Pay	Caltex Australia Ltd.	1,637	2.10%		32	4/15/15	Morgan Stanley Capital Services	68
Pay	Canadian Imperial Bank of Commerce/Canada	1,670	0.60%	CAD	148	4/15/15	Morgan Stanley Capital Services	3,360
Pay	Canadian National Railway Co.	1,706	0.60%		102	4/15/15	Morgan Stanley Capital Services	205
Pay	Canadian National Railway Co.	398	0.60%		24	4/15/15	Morgan Stanley Capital Services	47
Pay	Canadian Natural Resources Ltd.	698	0.60%		25	4/15/15	Morgan Stanley Capital Services	(390)
Pay	Canadian Natural Resources Ltd.	3,952	0.60%		142	4/15/15	Morgan Stanley Capital Services	(2,206)
Pay	Canfor Corp.	834	1.78%		23	4/15/15	Morgan Stanley Capital Services	(983)
Pay	Canfor Corp.	2,026	1.28%		55	4/15/15	Morgan Stanley Capital Services	(2,395)

64	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Capita PLC	8,063	0.17%	GBP	85	4/15/15	Morgan Stanley Capital Services	$8,951
Pay	Capita PLC	923	0.17%		10	4/15/15	Morgan Stanley Capital Services	1,025
Pay	Capita PLC	731	0.17%		8	4/15/15	Morgan Stanley Capital Services	812
Pay	Capital One Financial Corp.	1,499	1.00%	USD	115	4/15/15	Morgan Stanley Capital Services	9,616
Pay	Capital One Financial Corp.	571	0.18%		44	4/15/15	Morgan Stanley Capital Services	3,663
Pay	Carillion PLC	8,246	0.17%	GBP	28	4/15/15	Morgan Stanley Capital Services	665
Pay	Carillion PLC	5,264	0.17%		18	4/15/15	Morgan Stanley Capital Services	425
Pay	Carillion PLC	2,720	0.17%		9	4/15/15	Morgan Stanley Capital Services	219
Pay	Carillion PLC	1,745	0.17%		6	4/15/15	Morgan Stanley Capital Services	141
Pay	Carillion PLC	1,737	0.17%		6	4/15/15	Morgan Stanley Capital Services	140
Pay	Carillion PLC	1,336	0.17%		5	4/15/15	Morgan Stanley Capital Services	108
Pay	Carillion PLC	1,304	0.17%		5	4/15/15	Morgan Stanley Capital Services	105
Pay	Carillion PLC	725	0.17%		3	4/15/15	Morgan Stanley Capital Services	59

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	65

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Carlsberg A/S	1,128	1.00%	DKK	659	4/15/15	Morgan Stanley Capital Services	$9,022
Pay	Carnival PLC	3,820	0.17%	GBP	99	4/15/15	Morgan Stanley Capital Services	6,693
Pay	Carnival PLC	363	0.17%		9	4/15/15	Morgan Stanley Capital Services	636
Pay	Carnival PLC	340	0.17%		9	4/15/15	Morgan Stanley Capital Services	596
Pay	Catamaran Corp.	1,215	0.60%	CAD	66	4/15/15	Morgan Stanley Capital Services	156
Pay	Cathay Pacific Airways Ltd.	23,000	1.00%	HKD	391	4/15/15	Morgan Stanley Capital Services	2,502
Pay	Cenovus Energy, Inc.	3,090	0.60%	CAD	91	4/15/15	Morgan Stanley Capital Services	1,267
Pay	Cenovus Energy, Inc.	1,624	0.60%		48	4/15/15	Morgan Stanley Capital Services	666
Pay	CenturyLink, Inc.	3,691	0.18%	USD	113	4/15/15	Morgan Stanley Capital Services	6,156
Pay	CGI Group, Inc.	2,371	0.60%	CAD	83	4/15/15	Morgan Stanley Capital Services	1,507
Pay	CH Robinson Worldwide, Inc.	1,149	1.00%	USD	68	4/15/15	Morgan Stanley Capital Services	915
Pay	CH Robinson Worldwide, Inc.	556	0.18%		33	4/15/15	Morgan Stanley Capital Services	442
Pay	Chesapeake Energy Corp.	1,633	0.18%		42	4/15/15	Morgan Stanley Capital Services	(2,371)

66	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Chesapeake Energy Corp.	3,980	1.00%	USD	101	4/15/15	Morgan Stanley Capital Services	$(5,778)
Pay	Cheung Kong Infrastructure Holdings Ltd.	19,000	0.36%	HKD	890	4/15/15	Morgan Stanley Capital Services	3,040
Pay	China Merchants Holdings International Co., Ltd.	22,000	0.19%		584	4/15/15	Morgan Stanley Capital Services	364
Pay	China Mobile Ltd.	11,500	0.19%		887	4/15/15	Morgan Stanley Capital Services	4,530
Pay	China National Building Material Co., Ltd.	90,000	1.00%		734	4/15/15	Morgan Stanley Capital Services	7,929
Pay	China Resources Enterprise Ltd.	42,000	0.05%		1,031	4/15/15	Morgan Stanley Capital Services	8,084
Pay	China Shenhua Energy Co., Ltd.	19,500	0.19%		433	4/15/15	Morgan Stanley Capital Services	5,684
Pay	China State Construction International Holdings Ltd.	40,000	0.36%		576	4/15/15	Morgan Stanley Capital Services	1,678
Pay	Cie Financiere Richemont SA	1,082	1.00%	CHF	96	4/15/15	Morgan Stanley Capital Services	5,811
Pay	Cisco Systems, Inc.	4,097	1.00%	USD	93	4/15/15	Morgan Stanley Capital Services	3,558
Pay	CIT Group, Inc.	1,882	0.16%		96	4/15/15	Morgan Stanley Capital Services	7,970
Pay	Citrix Systems, Inc.	2,218	0.18%		137	4/15/15	Morgan Stanley Capital Services	16,633

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	67

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	City Developments Ltd.	13,000	0.27%	SGD	125	4/15/15	Morgan Stanley Capital Services	$8,833
Pay	City Developments Ltd.	9,000	1.00%		86	4/15/15	Morgan Stanley Capital Services	6,131
Pay	CLP Holdings Ltd.	11,500	1.00%	HKD	690	4/15/15	Morgan Stanley Capital Services	2,098
Pay	CLP Holdings Ltd.	9,000	0.05%		540	4/15/15	Morgan Stanley Capital Services	1,595
Pay	Coach, Inc.	1,813	0.18%	USD	98	4/15/15	Morgan Stanley Capital Services	11,306
Pay	Coach, Inc.	774	0.18%		42	4/15/15	Morgan Stanley Capital Services	4,827
Pay	Cobham PLC	18,490	0.17%	GBP	54	4/15/15	Morgan Stanley Capital Services	313
Pay	Coca-Cola Amatil Ltd.	10,211	2.10%	AUD	122	4/15/15	Morgan Stanley Capital Services	2,734
Pay	Coca-Cola Amatil Ltd.	2,014	2.10%		24	4/15/15	Morgan Stanley Capital Services	539
Pay	Coca-Cola Amatil Ltd.	590	1.00%		7	4/15/15	Morgan Stanley Capital Services	75
Pay	Coca-Cola Co. (The)	4,277	0.10%	USD	170	4/15/15	Morgan Stanley Capital Services	8,288
Pay	Coca-Cola HBC AG	4,330	0.17%	GBP	76	4/15/15	Morgan Stanley Capital Services	9,678
Pay	Coca-Cola West Co., Ltd.	6,100	1.00%	JPY	13,109	4/15/15	Morgan Stanley Capital Services	8,744

68	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Cochlear Ltd.	3,119	2.19%	AUD	185	4/15/15	Morgan Stanley Capital Services	$6,296
Pay	Cogeco Cable, Inc.	2,978	0.60%	CAD	149	4/15/15	Morgan Stanley Capital Services	(2,295)
Pay	Comcast Corp.	562	1.00%	USD	30	4/15/15	Morgan Stanley Capital Services	(216)
Pay	Comcast Corp.	1,649	1.00%		89	4/15/15	Morgan Stanley Capital Services	(632)
Pay	Computershare Ltd.	12,622	2.10%	AUD	144	4/15/15	Morgan Stanley Capital Services	3,044
Pay	Computershare Ltd.	2,483	2.10%		28	4/15/15	Morgan Stanley Capital Services	599
Pay	ConAgra Foods, Inc.	4,938	1.00%	USD	167	4/15/15	Morgan Stanley Capital Services	9,717
Pay	ConAgra Foods, Inc.	1,136	0.18%		38	4/15/15	Morgan Stanley Capital Services	2,235
Pay	CONSOL Energy, Inc.	2,122	0.18%		81	4/15/15	Morgan Stanley Capital Services	2,201
Pay	Cooper Cos., Inc. (The)	696	1.00%		90	4/15/15	Morgan Stanley Capital Services	3,328
Pay	Credit Suisse Group AG	1,927	0.33%	CHF	58	4/15/15	Morgan Stanley Capital Services	5,834
Pay	CRH PLC	1,892	0.17%	GBP	31	4/15/15	Morgan Stanley Capital Services	2,787
Pay	CRH PLC	748	0.17%		12	4/15/15	Morgan Stanley Capital Services	1,102

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	69

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	CRH PLC	592	0.17%	GBP	10	4/15/15	Morgan Stanley Capital Services	$872
Pay	Croda International PLC	1,838	0.17%		44	4/15/15	Morgan Stanley Capital Services	86
Pay	Croda International PLC	224	0.17%		5	4/15/15	Morgan Stanley Capital Services	10
Pay	Crown Holdings, Inc.	2,104	1.00%	USD	90	4/15/15	Morgan Stanley Capital Services	4,013
Pay	Daiichi Sankyo Co., Ltd.	13,700	1.00%	JPY	26,578	4/15/15	Morgan Stanley Capital Services	31,730
Pay	Daily Mail & General Trust PLC	2,280	0.17%	GBP	23	4/15/15	Morgan Stanley Capital Services	1,428
Pay	Daily Mail & General Trust PLC	2,056	0.17%		21	4/15/15	Morgan Stanley Capital Services	1,288
Pay	Daily Mail & General Trust PLC	1,053	0.17%		11	4/15/15	Morgan Stanley Capital Services	659
Pay	Daily Mail & General Trust PLC	781	0.17%		8	4/15/15	Morgan Stanley Capital Services	489
Pay	Daily Mail & General Trust PLC	695	0.17%		7	4/15/15	Morgan Stanley Capital Services	435
Pay	Daily Mail & General Trust PLC	629	0.17%		6	4/15/15	Morgan Stanley Capital Services	394
Pay	Daily Mail & General Trust PLC	311	0.17%		3	4/15/15	Morgan Stanley Capital Services	195
Pay	Daily Mail & General Trust PLC	295	0.17%		3	4/15/15	Morgan Stanley Capital Services	185

70	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Daily Mail & General Trust PLC	291	0.17%	GBP	3	4/15/15	Morgan Stanley Capital Services	$182
Pay	Daiwa Securities Group, Inc.	12,000	1.00%	JPY	12,204	4/15/15	Morgan Stanley Capital Services	8,130
Pay	Danone	953	0.12%	EUR	49	4/15/15	Morgan Stanley Capital Services	3,558
Pay	Danske Bank A/S	5,433	0.13%	DKK	707	4/15/15	Morgan Stanley Capital Services	4,942
Pay	Danske Bank A/S	668	0.26%		87	4/15/15	Morgan Stanley Capital Services	611
Pay	Darden Restaurants, Inc.	1,840	1.00%	USD	95	4/15/15	Morgan Stanley Capital Services	4,465
Pay	Darden Restaurants, Inc.	741	0.18%		38	4/15/15	Morgan Stanley Capital Services	1,798
Pay	DaVita Healthcare Partners, Inc.	2,099	1.00%		135	4/15/15	Morgan Stanley Capital Services	(953)
Pay	Delhaize Group SA	1,780	0.23%	EUR	83	4/15/15	Morgan Stanley Capital Services	(2,404)
Pay	Delta Lloyd NV	2,282	1.00%		44	4/15/15	Morgan Stanley Capital Services	510
Pay	Delta Lloyd NV	1,910	1.00%		37	4/15/15	Morgan Stanley Capital Services	427
Pay	Denso Corp.	1,600	1.00%	JPY	8,926	4/15/15	Morgan Stanley Capital Services	5,071
Pay	Dentsu, Inc.	4,500	0.12%		18,585	4/15/15	Morgan Stanley Capital Services	5,308

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	71

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Deutsche Bank AG	1,193	0.19%	EUR	48	4/15/15	Morgan Stanley Capital Services	$6,843
Pay	Deutsche Boerse AG	845	0.12%		51	4/15/15	Morgan Stanley Capital Services	4,284
Pay	Deutsche Lufthansa AG	1,940	1.00%		36	4/15/15	Morgan Stanley Capital Services	2,424
Pay	Deutsche Lufthansa AG	1,171	1.00%		22	4/15/15	Morgan Stanley Capital Services	1,463
Pay	Deutsche Lufthansa AG	942	0.12%		17	4/15/15	Morgan Stanley Capital Services	1,177
Pay	Dick’s Sporting Goods, Inc.	1,467	1.00%	USD	83	4/15/15	Morgan Stanley Capital Services	5,701
Pay	Dick’s Sporting Goods, Inc.	852	1.00%		48	4/15/15	Morgan Stanley Capital Services	3,311
Pay	Dick’s Sporting Goods, Inc.	305	0.10%		17	4/15/15	Morgan Stanley Capital Services	1,186
Pay	Discovery Communications, Inc.	1,285	0.18%		106	4/15/15	Morgan Stanley Capital Services	3,707
Pay	Distribuidora Internacional de Alimentacion SA	6,266	0.12%	EUR	42	4/15/15	Morgan Stanley Capital Services	4,724
Pay	Distribuidora Internacional de Alimentacion SA	2,976	0.19%		20	4/15/15	Morgan Stanley Capital Services	2,068
Pay	Dixons Retail PLC	103,200	0.17%	GBP	52	4/15/15	Morgan Stanley Capital Services	11,527
Pay	DNB ASA	6,098	1.16%	NOK	685	4/15/15	Morgan Stanley Capital Services	5,679

72	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DNB ASA	730	1.16%	NOK	82	4/15/15	Morgan Stanley Capital Services	$680
Pay	Dominion Resources, Inc./VA	2,598	1.00%	USD	173	4/15/15	Morgan Stanley Capital Services	(3,337)
Pay	Domino’s Pizza Group PLC	2,966	0.17%	GBP	16	4/15/15	Morgan Stanley Capital Services	1,270
Pay	Domino’s Pizza Group PLC	2,566	0.17%		14	4/15/15	Morgan Stanley Capital Services	1,098
Pay	Domino’s Pizza Group PLC	1,869	0.17%		10	4/15/15	Morgan Stanley Capital Services	800
Pay	Domino’s Pizza Group PLC	1,444	0.17%		8	4/15/15	Morgan Stanley Capital Services	618
Pay	Domino’s Pizza Group PLC	1,400	0.17%		8	4/15/15	Morgan Stanley Capital Services	599
Pay	Domino’s Pizza Group PLC	1,189	0.17%		7	4/15/15	Morgan Stanley Capital Services	509
Pay	Domino’s Pizza Group PLC	1,147	0.17%		6	4/15/15	Morgan Stanley Capital Services	491
Pay	Domino’s Pizza Group PLC	788	0.17%		4	4/15/15	Morgan Stanley Capital Services	337
Pay	Domino’s Pizza Group PLC	688	0.17%		4	4/15/15	Morgan Stanley Capital Services	294
Pay	Domino’s Pizza Group PLC	685	0.17%		4	4/15/15	Morgan Stanley Capital Services	293
Pay	Domino’s Pizza Group PLC	504	0.17%		3	4/15/15	Morgan Stanley Capital Services	216

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	73

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Dr Pepper Snapple Group, Inc.	2,691	1.00%	USD	129	4/15/15	Morgan Stanley Capital Services	$503
Pay	Dresser-Rand Group, Inc.	1,678	1.00%		100	4/15/15	Morgan Stanley Capital Services	4,038
Pay	DS Smith PLC	19,639	0.17%	GBP	67	4/15/15	Morgan Stanley Capital Services	4,574
Pay	DUET Group	30,635	3.09%	AUD	63	4/15/15	Morgan Stanley Capital Services	(583)
Pay	Eastman Chemical Co.	1,238	0.16%	USD	99	4/15/15	Morgan Stanley Capital Services	2,262
Pay	eBay, Inc.	1,562	1.00%		84	4/15/15	Morgan Stanley Capital Services	916
Pay	Ebro Foods SA	2,552	0.12%	EUR	43	4/15/15	Morgan Stanley Capital Services	1,710
Pay	Echo Entertainment Group Ltd.	54,311	2.10%	AUD	132	4/15/15	Morgan Stanley Capital Services	3,361
Pay	Echo Entertainment Group Ltd.	10,746	2.10%		26	4/15/15	Morgan Stanley Capital Services	665
Pay	Echo Entertainment Group Ltd.	7,310	2.19%		18	4/15/15	Morgan Stanley Capital Services	453
Pay	Echo Entertainment Group Ltd.	10,360	1.00%		24	4/15/15	Morgan Stanley Capital Services	(105)
Pay	Ecolab, Inc.	1,497	1.00%	USD	155	4/15/15	Morgan Stanley Capital Services	4,601
Pay	Elekta AB	4,572	0.47%	SEK	453	4/15/15	Morgan Stanley Capital Services	2,579

74	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	EMC Corp./MA	3,440	1.00%	USD	90	4/15/15	Morgan Stanley Capital Services	$7,046
Pay	EMC Corp./MA	2,108	1.00%		55	4/15/15	Morgan Stanley Capital Services	4,318
Pay	Emera, Inc.	1,352	0.60%	CAD	42	4/15/15	Morgan Stanley Capital Services	(246)
Pay	Empire Co., Ltd.	1,100	0.60%		79	4/15/15	Morgan Stanley Capital Services	569
Pay	Enagas SA	4,265	1.00%	EUR	86	4/15/15	Morgan Stanley Capital Services	(760)
Pay	Enbridge, Inc.	1,792	0.60%	CAD	83	4/15/15	Morgan Stanley Capital Services	(626)
Pay	Enel SpA	4,875	1.00%	EUR	16	4/15/15	Morgan Stanley Capital Services	(215)
Pay	Enel SpA	13,245	1.00%		44	4/15/15	Morgan Stanley Capital Services	(584)
Pay	Energizer Holdings, Inc.	883	1.00%	USD	94	4/15/15	Morgan Stanley Capital Services	11,049
Pay	ENN Energy Holdings Ltd.	6,000	0.36%	HKD	330	4/15/15	Morgan Stanley Capital Services	3,678
Pay	EQT Corp.	1,071	0.16%	USD	93	4/15/15	Morgan Stanley Capital Services	(6,165)
Pay	Equinix, Inc.	210	1.00%		38	4/15/15	Morgan Stanley Capital Services	(1,193)
Pay	Equinix, Inc.	399	0.10%		72	4/15/15	Morgan Stanley Capital Services	(2,266)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	75

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Erste Group Bank AG	1,619	0.19%	EUR	48	4/15/15	Morgan Stanley Capital Services	$6,111
Pay	Essilor International SA	967	0.18%		79	4/15/15	Morgan Stanley Capital Services	9,834
Pay	Exor SpA	1,452	0.19%		44	4/15/15	Morgan Stanley Capital Services	2,888
Pay	Express Scripts Holding Co.	2,128	1.00%	USD	156	4/15/15	Morgan Stanley Capital Services	(3,160)
Pay	Fairfax Financial Holdings Ltd.	182	0.60%	CAD	78	4/15/15	Morgan Stanley Capital Services	83
Pay	Fairfax Financial Holdings Ltd.	61	0.60%		26	4/15/15	Morgan Stanley Capital Services	28
Pay	Family Dollar Stores, Inc.	1,524	0.18%	USD	99	4/15/15	Morgan Stanley Capital Services	4,629
Pay	Fastenal Co.	2,420	1.00%		111	4/15/15	Morgan Stanley Capital Services	5,147
Pay	Fastenal Co.	864	0.18%		40	4/15/15	Morgan Stanley Capital Services	1,838
Pay	Fidelity National Financial, Inc.	1,489	1.00%		46	4/15/15	Morgan Stanley Capital Services	(881)
Pay	Fidelity National Financial, Inc.	1,856	0.10%		57	4/15/15	Morgan Stanley Capital Services	(1,098)
Pay	Fletcher Building Ltd.	5,259	2.19%	AUD	44	4/15/15	Morgan Stanley Capital Services	(249)
Pay	Fletcher Building Ltd.	7,821	1.00%		66	4/15/15	Morgan Stanley Capital Services	(396)

76	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	FMC Corp.	1,369	0.18%	USD	97	4/15/15	Morgan Stanley Capital Services	$589
Pay	FMC Technologies, Inc.	1,850	1.00%		95	4/15/15	Morgan Stanley Capital Services	3,250
Pay	FMC Technologies, Inc.	1,049	0.18%		54	4/15/15	Morgan Stanley Capital Services	1,842
Pay	Franklin Resources, Inc.	2,047	1.00%		119	4/15/15	Morgan Stanley Capital Services	12,561
Pay	Franklin Resources, Inc.	733	0.18%		43	4/15/15	Morgan Stanley Capital Services	4,498
Pay	Fresenius Medical Care AG & Co KGaA	1,212	1.00%	EUR	63	4/15/15	Morgan Stanley Capital Services	(106)
Pay	G4S PLC	32,582	0.17%	GBP	84	4/15/15	Morgan Stanley Capital Services	10,666
Pay	G4S PLC	3,730	0.17%		10	4/15/15	Morgan Stanley Capital Services	1,221
Pay	G4S PLC	2,956	0.17%		8	4/15/15	Morgan Stanley Capital Services	968
Pay	Galp Energia SGPS SA	5,049	0.12%		59	4/15/15	Morgan Stanley Capital Services	1,746
Pay	General Mills, Inc.	2,598	0.10%	USD	126	4/15/15	Morgan Stanley Capital Services	980
Pay	General Mills, Inc.	650	1.00%		31	4/15/15	Morgan Stanley Capital Services	245
Pay	Genting Singapore PLC	93,000	1.00%	SGD	139	4/15/15	Morgan Stanley Capital Services	8,750

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	77

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Genting Singapore PLC	80,000	0.04%	SGD	120	4/15/15	Morgan Stanley Capital Services	$7,529
Pay	George Weston Ltd.	1,076	0.60%	CAD	85	4/15/15	Morgan Stanley Capital Services	1,496
Pay	Groupon, Inc.	7,514	0.18%	USD	83	4/15/15	Morgan Stanley Capital Services	4,353
Pay	Guangshen Railway Co., Ltd.	272,000	0.19%	HKD	851	4/15/15	Morgan Stanley Capital Services	(8,438)
Pay	Gulfport Energy Corp.	1,716	0.18%	USD	91	4/15/15	Morgan Stanley Capital Services	(13,168)
Pay	Hammerson PLC	836	0.17%	GBP	4	4/15/15	Morgan Stanley Capital Services	(289)
Pay	Hammerson PLC	1,301	0.17%		7	4/15/15	Morgan Stanley Capital Services	(449)
Pay	Hammerson PLC	1,693	0.17%		9	4/15/15	Morgan Stanley Capital Services	(585)
Pay	Hammerson PLC	18,660	0.17%		94	4/15/15	Morgan Stanley Capital Services	(6,445)
Pay	Hang Lung Properties Ltd.	60,000	1.00%	HKD	1,434	4/15/15	Morgan Stanley Capital Services	17,676
Pay	HD Supply Holdings, Inc.	4,022	0.18%	USD	95	4/15/15	Morgan Stanley Capital Services	8,480
Pay	HeidelbergCement AG	851	1.00%	EUR	49	4/15/15	Morgan Stanley Capital Services	2,797
Pay	HeidelbergCement AG	700	1.00%		40	4/15/15	Morgan Stanley Capital Services	2,301

78	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Heiwa Corp.	7,300	0.33%	JPY	13,009	4/15/15	Morgan Stanley Capital Services	$(2,042)
Pay	Hewlett-Packard Co.	1,394	1.00%	USD	40	4/15/15	Morgan Stanley Capital Services	(226)
Pay	Hewlett-Packard Co.	2,055	1.00%		59	4/15/15	Morgan Stanley Capital Services	(333)
Pay	Hikma Pharmaceuticals PLC	3,091	0.17%	GBP	40	4/15/15	Morgan Stanley Capital Services	4,925
Pay	Hikma Pharmaceuticals PLC	714	0.17%		9	4/15/15	Morgan Stanley Capital Services	1,138
Pay	Hikma Pharmaceuticals PLC	566	0.17%		7	4/15/15	Morgan Stanley Capital Services	902
Pay	HKT Trust / HKT Ltd.	96,000	0.05%	HKD	746	4/15/15	Morgan Stanley Capital Services	4,169
Pay	HKT Trust / HKT Ltd.	44,000	1.00%		342	4/15/15	Morgan Stanley Capital Services	1,911
Pay	Hokuriku Electric Power Co.	9,500	0.33%	JPY	12,892	4/15/15	Morgan Stanley Capital Services	10,377
Pay	Hologic, Inc.	2,755	0.10%	USD	61	4/15/15	Morgan Stanley Capital Services	2,614
Pay	Hologic, Inc.	2,692	1.00%		60	4/15/15	Morgan Stanley Capital Services	2,554
Pay	Home Depot, Inc.	1,704	1.00%		138	4/15/15	Morgan Stanley Capital Services	7,182
Pay	Honda Motor Co., Ltd.	6,700	1.00%	JPY	27,805	4/15/15	Morgan Stanley Capital Services	20,948

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	79

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Hong Kong Exchanges and Clearing Ltd.	1,900	0.05%	HKD	243	4/15/15	Morgan Stanley Capital Services	$1,480
Pay	Hong Kong Exchanges and Clearing Ltd.	600	1.00%		77	4/15/15	Morgan Stanley Capital Services	467
Pay	Hong Kong Exchanges and Clearing Ltd.	265	0.36%		34	4/15/15	Morgan Stanley Capital Services	206
Pay	Hongkong Land Holdings Ltd.	28,000	0.10%	USD	176	4/15/15	Morgan Stanley Capital Services	7,836
Pay	Hongkong Land Holdings Ltd.	6,000	1.00%		38	4/15/15	Morgan Stanley Capital Services	1,681
Pay	Hopewell Holdings Ltd.	23,500	1.00%	HKD	615	4/15/15	Morgan Stanley Capital Services	(2,282)
Pay	HSBC Holdings PLC	13,530	0.17%	GBP	92	4/15/15	Morgan Stanley Capital Services	12,636
Pay	HSBC Holdings PLC	1,354	0.17%		9	4/15/15	Morgan Stanley Capital Services	1,265
Pay	HSBC Holdings PLC	1,212	0.17%		8	4/15/15	Morgan Stanley Capital Services	1,132
Pay	Hudson’s Bay Co.	5,682	0.60%	CAD	99	4/15/15	Morgan Stanley Capital Services	5,275
Pay	Iberdrola SA	18,000	0.13%	EUR	84	4/15/15	Morgan Stanley Capital Services	2,607
Pay	Iberdrola SA	18,000	0.07%		2	4/15/15	Morgan Stanley Capital Services	73
Pay	Ibiden Co., Ltd.	5,500	0.12%	JPY	11,539	4/15/15	Morgan Stanley Capital Services	12,092

80	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	ICAP PLC	12,100	0.17%	GBP	55	4/15/15	Morgan Stanley Capital Services	$14,102
Pay	IHS, Inc.	819	0.10%	USD	95	4/15/15	Morgan Stanley Capital Services	2,468
Pay	Iliad SA	243	0.19%	EUR	40	4/15/15	Morgan Stanley Capital Services	(1,478)
Pay	Imperial Oil Ltd.	4,670	0.60%	CAD	213	4/15/15	Morgan Stanley Capital Services	502
Pay	Imperial Tobacco Group PLC	382	0.17%	GBP	8	4/15/15	Morgan Stanley Capital Services	(218)
Pay	Imperial Tobacco Group PLC	483	0.17%		11	4/15/15	Morgan Stanley Capital Services	(276)
Pay	Imperial Tobacco Group PLC	4,208	0.17%		92	4/15/15	Morgan Stanley Capital Services	(2,401)
Pay	Inchcape PLC	6,769	0.17%		44	4/15/15	Morgan Stanley Capital Services	7,410
Pay	Inchcape PLC	6,120	0.17%		40	4/15/15	Morgan Stanley Capital Services	6,699
Pay	Inditex SA	589	0.12%	EUR	70	4/15/15	Morgan Stanley Capital Services	7,242
Pay	Inditex SA	98	0.12%		12	4/15/15	Morgan Stanley Capital Services	1,205
Pay	Indra Sistemas SA	3,320	1.00%		46	4/15/15	Morgan Stanley Capital Services	3,097
Pay	Informa PLC	9,491	0.17%	GBP	52	4/15/15	Morgan Stanley Capital Services	5,718

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	81

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ingersoll-Rand PLC	853	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	$3,451
Pay	Ingersoll-Rand PLC	503	1.00%		32	4/15/15	Morgan Stanley Capital Services	2,035
Pay	Inmarsat PLC	3,319	0.17%	GBP	25	4/15/15	Morgan Stanley Capital Services	2,876
Pay	Inmarsat PLC	2,831	0.17%		21	4/15/15	Morgan Stanley Capital Services	2,453
Pay	Inmarsat PLC	1,320	0.17%		10	4/15/15	Morgan Stanley Capital Services	1,144
Pay	Inmarsat PLC	1,184	0.17%		9	4/15/15	Morgan Stanley Capital Services	1,026
Pay	Inmarsat PLC	1,047	0.17%		8	4/15/15	Morgan Stanley Capital Services	907
Pay	Inmarsat PLC	622	0.17%		5	4/15/15	Morgan Stanley Capital Services	539
Pay	Inmarsat PLC	578	0.17%		4	4/15/15	Morgan Stanley Capital Services	501
Pay	Inmarsat PLC	527	0.17%		4	4/15/15	Morgan Stanley Capital Services	457
Pay	Inmarsat PLC	447	0.17%		3	4/15/15	Morgan Stanley Capital Services	387
Pay	Inmarsat PLC	414	0.17%		3	4/15/15	Morgan Stanley Capital Services	359
Pay	Inmarsat PLC	305	0.17%		2	4/15/15	Morgan Stanley Capital Services	264

82	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Inpex Corp.	11,300	1.00%	JPY	14,532	4/15/15	Morgan Stanley Capital Services	$8,292
Pay	Inpex Corp.	2,400	0.33%		3,086	4/15/15	Morgan Stanley Capital Services	1,766
Pay	Intact Financial Corp.	1,963	0.60%	CAD	136	4/15/15	Morgan Stanley Capital Services	2,846
Pay	Intact Financial Corp.	726	0.60%		50	4/15/15	Morgan Stanley Capital Services	1,053
Pay	Intel Corp.	7,111	0.10%	USD	190	4/15/15	Morgan Stanley Capital Services	15,136
Pay	Intercontinental Hotels Group PLC	4,937	0.17%	GBP	100	4/15/15	Morgan Stanley Capital Services	4,343
Pay	Intercontinental Hotels Group PLC	565	0.17%		11	4/15/15	Morgan Stanley Capital Services	497
Pay	Intercontinental Hotels Group PLC	448	0.17%		9	4/15/15	Morgan Stanley Capital Services	394
Pay	International Business Machines Corp.	833	1.00%	USD	156	4/15/15	Morgan Stanley Capital Services	9,203
Pay	International Paper Co.	2,867	1.00%		140	4/15/15	Morgan Stanley Capital Services	3,145
Pay	Intertek Group PLC	2,462	0.17%	GBP	73	4/15/15	Morgan Stanley Capital Services	6,109
Pay	Intertek Group PLC	282	0.17%		8	4/15/15	Morgan Stanley Capital Services	700
Pay	Intertek Group PLC	224	0.17%		7	4/15/15	Morgan Stanley Capital Services	556

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	83

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Intu Properties PLC	2,009	0.17%	GBP	6	4/15/15	Morgan Stanley Capital Services	$(118)
Pay	Intu Properties PLC	2,535	0.17%		8	4/15/15	Morgan Stanley Capital Services	(148)
Pay	Intu Properties PLC	22,143	0.17%		69	4/15/15	Morgan Stanley Capital Services	(1,296)
Pay	InvoCare Ltd.	9,776	0.63%	AUD	107	4/15/15	Morgan Stanley Capital Services	3,710
Pay	InvoCare Ltd.	2,779	2.10%		30	4/15/15	Morgan Stanley Capital Services	1,070
Pay	Iron Mountain, Inc.	4,096	1.00%	USD	113	4/15/15	Morgan Stanley Capital Services	4,416
Pay	Iyo Bank Ltd. (The)	14,000	0.12%	JPY	14,462	4/15/15	Morgan Stanley Capital Services	10,611
Pay	Iyo Bank Ltd. (The)	3,000	1.00%		3,099	4/15/15	Morgan Stanley Capital Services	2,280
Pay	Japan Aviation Electronics Industry Ltd.	7,000	0.33%		9,933	4/15/15	Morgan Stanley Capital Services	(8,862)
Pay	Japan Petroleum Exploration Co.	1,400	1.00%		5,663	4/15/15	Morgan Stanley Capital Services	3,540
Pay	Japan Petroleum Exploration Co.	600	1.00%		2,427	4/15/15	Morgan Stanley Capital Services	1,512
Pay	Jarden Corp.	1,622	1.00%	USD	103	4/15/15	Morgan Stanley Capital Services	4,600
Pay	Jardine Matheson Holdings Ltd.	4,000	1.00%		223	4/15/15	Morgan Stanley Capital Services	9,111

84	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Jeronimo Martins SGPS SA	2,976	1.00%	EUR	39		4/15/15	Morgan Stanley Capital Services	$1,978
Pay	Jeronimo Martins SGPS SA	1,426	0.12%		19		4/15/15	Morgan Stanley Capital Services	948
Pay	JSR Corp.	14,400	1.00%	JPY	28,800		4/15/15	Morgan Stanley Capital Services	25,408
Pay	Juniper Networks, Inc.	4,572	0.18%	USD	118		4/15/15	Morgan Stanley Capital Services	(3,345)
Pay	Jupiter Fund Management PLC	4,571	0.17%	GBP	18		4/15/15	Morgan Stanley Capital Services	1,200
Pay	Jupiter Fund Management PLC	3,521	0.17%		14		4/15/15	Morgan Stanley Capital Services	925
Pay	Jupiter Fund Management PLC	1,745	0.17%		7		4/15/15	Morgan Stanley Capital Services	458
Pay	Jupiter Fund Management PLC	1,111	0.17%		4		4/15/15	Morgan Stanley Capital Services	292
Pay	Jupiter Fund Management PLC	1,036	0.17%		4		4/15/15	Morgan Stanley Capital Services	272
Pay	Jupiter Fund Management PLC	941	0.17%		4		4/15/15	Morgan Stanley Capital Services	247
Pay	Jupiter Fund Management PLC	912	0.17%		4		4/15/15	Morgan Stanley Capital Services	239
Pay	Jupiter Fund Management PLC	592	0.17%		2		4/15/15	Morgan Stanley Capital Services	155
Pay	Jupiter Fund Management PLC	53	0.17%		– 0	–*	4/15/15	Morgan Stanley Capital Services	14

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	85

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Jupiter Fund Management PLC	24	0.17%	GBP	– 0	–*	4/15/15	Morgan Stanley Capital Services	$6
Pay	Juroku Bank Ltd./The	22,000	0.33%	JPY	8,602		4/15/15	Morgan Stanley Capital Services	7,770
Pay	KBR, Inc.	3,176	1.00%	USD	107		4/15/15	Morgan Stanley Capital Services	7,361
Pay	KBR, Inc.	691	0.18%		23		4/15/15	Morgan Stanley Capital Services	1,602
Pay	Keihan Electric Railway Co., Ltd.	46,000	0.12%	JPY	18,216		4/15/15	Morgan Stanley Capital Services	4,276
Pay	Keihan Electric Railway Co., Ltd.	6,000	1.00%		2,376		4/15/15	Morgan Stanley Capital Services	563
Pay	Kellogg Co.	2,501	0.18%	USD	153		4/15/15	Morgan Stanley Capital Services	7,785
Pay	Keppel Corp., Ltd.	5,000	1.00%	SGD	54		4/15/15	Morgan Stanley Capital Services	1,769
Pay	Keppel Land Ltd.	17,000	0.09%		55		4/15/15	Morgan Stanley Capital Services	1,153
Pay	Kikkoman Corp.	7,000	0.33%	JPY	13,475		4/15/15	Morgan Stanley Capital Services	7,565
Pay	Kingfisher PLC	20,694	0.17%	GBP	81		4/15/15	Morgan Stanley Capital Services	7,379
Pay	Kingfisher PLC	4,655	0.17%		18		4/15/15	Morgan Stanley Capital Services	1,660
Pay	Kingfisher PLC	2,370	0.17%		9		4/15/15	Morgan Stanley Capital Services	845

86	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Kingfisher PLC	1,878	0.17%	GBP	7	4/15/15	Morgan Stanley Capital Services	$670
Pay	Konami Corp.	3,800	0.33%	JPY	9,462	4/15/15	Morgan Stanley Capital Services	2,278
Pay	Konami Corp.	1,800	1.00%		4,482	4/15/15	Morgan Stanley Capital Services	1,077
Pay	Konami Corp.	1,600	1.00%		3,984	4/15/15	Morgan Stanley Capital Services	952
Pay	Kone Oyj	1,238	0.11%	EUR	40	4/15/15	Morgan Stanley Capital Services	3,439
Pay	Kone Oyj	986	1.00%		32	4/15/15	Morgan Stanley Capital Services	2,739
Pay	Kone Oyj	252	1.00%		8	4/15/15	Morgan Stanley Capital Services	700
Pay	Koninklijke Vopak NV	700	1.00%		29	4/15/15	Morgan Stanley Capital Services	1,296
Pay	Koninklijke Vopak NV	338	1.00%		14	4/15/15	Morgan Stanley Capital Services	626
Pay	Kraft Foods Group, Inc.	2,918	1.00%	USD	159	4/15/15	Morgan Stanley Capital Services	6,293
Pay	Kunlun Energy Co., Ltd.	36,000	0.19%	HKD	493	4/15/15	Morgan Stanley Capital Services	4,093
Pay	L Brands, Inc.	976	0.10%	USD	55	4/15/15	Morgan Stanley Capital Services	4,285
Pay	L Brands, Inc.	588	0.18%		33	4/15/15	Morgan Stanley Capital Services	2,603
Pay	L Brands, Inc.	503	1.00%		29	4/15/15	Morgan Stanley Capital Services	2,226

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	87

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	L’Occitane International SA	33,000	0.19%	HKD	515	4/15/15	Morgan Stanley Capital Services	$564
Pay	L’Oreal SA	336	0.12%	EUR	41	4/15/15	Morgan Stanley Capital Services	393
Pay	L’Oreal SA	150	0.12%		18	4/15/15	Morgan Stanley Capital Services	175
Pay	Laboratory Corp. of America Holdings	720	0.10%	USD	66	4/15/15	Morgan Stanley Capital Services	896
Pay	Laboratory Corp. of America Holdings	235	1.00%		21	4/15/15	Morgan Stanley Capital Services	292
Pay	Ladbrokes PLC	24,190	0.17%	GBP	42	4/15/15	Morgan Stanley Capital Services	9,479
Pay	Ladbrokes PLC	5,905	0.17%		10	4/15/15	Morgan Stanley Capital Services	2,314
Pay	Ladbrokes PLC	4,237	0.17%		7	4/15/15	Morgan Stanley Capital Services	1,660
Pay	Lafarge SA	624	0.18%	EUR	35	4/15/15	Morgan Stanley Capital Services	3,072
Pay	Lafarge SA	160	1.00%		9	4/15/15	Morgan Stanley Capital Services	788
Pay	Lagardere SCA	1,942	0.19%		52	4/15/15	Morgan Stanley Capital Services	1,788
Pay	Lawson, Inc.	2,200	0.33%	JPY	17,490	4/15/15	Morgan Stanley Capital Services	11,107
Pay	Leggett & Platt, Inc.	3,781	1.00%	USD	114	4/15/15	Morgan Stanley Capital Services	787

88	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Leggett & Platt, Inc.	1,114	0.18%	USD	34	4/15/15	Morgan Stanley Capital Services	$232
Pay	Legrand SA	1,018	0.13%	EUR	40	4/15/15	Morgan Stanley Capital Services	(385)
Pay	Leighton Holdings Ltd.	365	2.10%	AUD	6	4/15/15	Morgan Stanley Capital Services	(243)
Pay	Leighton Holdings Ltd.	2,990	1.00%		48	4/15/15	Morgan Stanley Capital Services	(934)
Pay	Leighton Holdings Ltd.	3,642	2.19%		57	4/15/15	Morgan Stanley Capital Services	(2,420)
Pay	Lend Lease Group	11,097	2.10%		122	4/15/15	Morgan Stanley Capital Services	4,885
Pay	Lend Lease Group	2,175	2.10%		24	4/15/15	Morgan Stanley Capital Services	958
Pay	Li & Fung Ltd.	82,000	1.00%	HKD	891	4/15/15	Morgan Stanley Capital Services	1,133
Pay	Liberty Interactive Corp.	1,857	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	3,135
Pay	Liberty Interactive Corp.	1,384	1.00%		39	4/15/15	Morgan Stanley Capital Services	2,336
Pay	Lions Gate Entertainment Corp.	3,213	0.18%		99	4/15/15	Morgan Stanley Capital Services	(5,325)
Pay	Loews Corp.	3,766	0.10%		178	4/15/15	Morgan Stanley Capital Services	9,782
Pay	Luxottica Group SpA	340	1.00%	EUR	13	4/15/15	Morgan Stanley Capital Services	(735)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	89

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Luxottica Group SpA	1,782	0.23%	EUR	67	4/15/15	Morgan Stanley Capital Services	$(3,856)
Pay	LVMH Moet Hennessy Louis Vuitton SA	443	1.00%		57	4/15/15	Morgan Stanley Capital Services	(1,957)
Pay	Maple Leaf Foods, Inc.	3,661	0.60%	CAD	59	4/15/15	Morgan Stanley Capital Services	1,261
Pay	Maple Leaf Foods, Inc.	2,634	0.60%		42	4/15/15	Morgan Stanley Capital Services	908
Pay	Mattel, Inc.	2,441	0.10%	USD	108	4/15/15	Morgan Stanley Capital Services	15,641
Pay	Mattel, Inc.	780	1.00%		35	4/15/15	Morgan Stanley Capital Services	4,998
Pay	Maxim Integrated Products, Inc.	3,263	0.10%		93	4/15/15	Morgan Stanley Capital Services	(6,009)
Pay	McDonald’s Corp.	1,425	1.00%		136	4/15/15	Morgan Stanley Capital Services	1,829
Pay	Mediaset SpA	12,383	0.19%	EUR	48	4/15/15	Morgan Stanley Capital Services	2,134
Pay	Meggitt PLC	6,187	0.17%	GBP	33	4/15/15	Morgan Stanley Capital Services	2,165
Pay	Meggitt PLC	1,706	0.17%		9	4/15/15	Morgan Stanley Capital Services	597
Pay	Meggitt PLC	1,353	0.17%		7	4/15/15	Morgan Stanley Capital Services	474
Pay	Melco International Development Ltd.	32,000	1.00%	HKD	947	4/15/15	Morgan Stanley Capital Services	5,865

90	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Melrose Industries PLC	1,910	0.17%	GBP	6	4/15/15	Morgan Stanley Capital Services	$(24)
Pay	Melrose Industries PLC	3,211	0.17%		10	4/15/15	Morgan Stanley Capital Services	(40)
Pay	Melrose Industries PLC	21,409	0.17%		66	4/15/15	Morgan Stanley Capital Services	(265)
Pay	Metcash Ltd.	42,398	2.10%	AUD	129	4/15/15	Morgan Stanley Capital Services	1,005
Pay	Metcash Ltd.	10,908	2.10%		33	4/15/15	Morgan Stanley Capital Services	259
Pay	Metcash Ltd.	1,506	2.10%		5	4/15/15	Morgan Stanley Capital Services	36
Pay	Metcash Ltd.	9,900	2.10%		30	4/15/15	Morgan Stanley Capital Services	(148)
Pay	Metro, Inc.	728	0.60%	CAD	48	4/15/15	Morgan Stanley Capital Services	1,540
Pay	Metro, Inc.	614	0.60%		41	4/15/15	Morgan Stanley Capital Services	1,298
Pay	Miraca Holdings, Inc.	1,700	0.12%	JPY	8,636	4/15/15	Morgan Stanley Capital Services	4,140
Pay	MISUMI Group, Inc.	2,600	0.12%		8,749	4/15/15	Morgan Stanley Capital Services	11,017
Pay	Mitie Group PLC	3,064	0.17%	GBP	10	4/15/15	Morgan Stanley Capital Services	474
Pay	Mitie Group PLC	2,961	0.17%		10	4/15/15	Morgan Stanley Capital Services	459

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	91

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Mitie Group PLC	2,784	0.17%	GBP	9		4/15/15	Morgan Stanley Capital Services	$431
Pay	Mitie Group PLC	2,237	0.17%		7		4/15/15	Morgan Stanley Capital Services	346
Pay	Mitie Group PLC	1,573	0.17%		5		4/15/15	Morgan Stanley Capital Services	244
Pay	Mitie Group PLC	1,555	0.17%		5		4/15/15	Morgan Stanley Capital Services	241
Pay	Mitie Group PLC	1,463	0.17%		5		4/15/15	Morgan Stanley Capital Services	227
Pay	Mitie Group PLC	1,360	0.17%		4		4/15/15	Morgan Stanley Capital Services	211
Pay	Mitie Group PLC	18	0.17%		– 0 –	*	4/15/15	Morgan Stanley Capital Services	3
Pay	Mitsubishi Tanabe Pharma Corp.	9,000	0.12%	JPY	13,941		4/15/15	Morgan Stanley Capital Services	4,212
Pay	Mitsubishi Tanabe Pharma Corp.	2,200	1.00%		3,408		4/15/15	Morgan Stanley Capital Services	1,045
Pay	Mitsui Mining & Smelting Co., Ltd.	31,000	0.33%		9,765		4/15/15	Morgan Stanley Capital Services	13,014
Pay	Mitsui OSK Lines Ltd.	17,000	1.00%		7,735		4/15/15	Morgan Stanley Capital Services	6,015
Pay	Mitsui OSK Lines Ltd.	13,000	1.00%		5,915		4/15/15	Morgan Stanley Capital Services	4,586
Pay	Mondelez International, Inc.	3,401	0.16%	USD	121		4/15/15	Morgan Stanley Capital Services	9,998

92	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Mondi PLC	4,977	0.17%	GBP	52	4/15/15	Morgan Stanley Capital Services	$10,026
Pay	Myer Holdings Ltd.	26,338	2.19%	AUD	70	4/15/15	Morgan Stanley Capital Services	3,120
Pay	Myer Holdings Ltd.	8,690	1.00%		23	4/15/15	Morgan Stanley Capital Services	766
Pay	Nabtesco Corp.	5,400	1.00%	JPY	13,748	4/15/15	Morgan Stanley Capital Services	14,823
Pay	National Grid PLC	1,116	0.17%	GBP	9	4/15/15	Morgan Stanley Capital Services	(80)
Pay	National Grid PLC	1,410	0.17%		11	4/15/15	Morgan Stanley Capital Services	(102)
Pay	National Grid PLC	4,301	0.17%		34	4/15/15	Morgan Stanley Capital Services	(310)
Pay	National Oilwell Varco, Inc.	1,130	1.00%	USD	87	4/15/15	Morgan Stanley Capital Services	2,446
Pay	National Oilwell Varco, Inc.	228	0.10%		18	4/15/15	Morgan Stanley Capital Services	495
Pay	Navitas Ltd.	17,434	2.19%	AUD	111	4/15/15	Morgan Stanley Capital Services	(6,360)
Pay	NCR Corp.	1,427	0.18%	USD	53	4/15/15	Morgan Stanley Capital Services	3,250
Pay	NCR Corp.	1,246	1.00%		47	4/15/15	Morgan Stanley Capital Services	2,838
Pay	NCR Corp.	900	1.00%		34	4/15/15	Morgan Stanley Capital Services	2,050

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	93

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	NetApp, Inc.	2,323	1.00%	USD	101	4/15/15	Morgan Stanley Capital Services	$2,711
Pay	Netflix, Inc.	275	0.18%		91	4/15/15	Morgan Stanley Capital Services	(21,717)
Pay	Newcrest Mining Ltd.	13,670	1.00%	AUD	131	4/15/15	Morgan Stanley Capital Services	1,786
Pay	Nidec Corp.	900	0.33%	JPY	9,545	4/15/15	Morgan Stanley Capital Services	(6,746)
Pay	Nippon Steel & Sumikin Bussan Corp.	27,000	0.33%		10,260	4/15/15	Morgan Stanley Capital Services	(2,073)
Pay	NiSource, Inc.	4,189	1.00%	USD	140	4/15/15	Morgan Stanley Capital Services	(4,282)
Pay	NOK Corp.	8,100	1.00%	JPY	14,556	4/15/15	Morgan Stanley Capital Services	11,941
Pay	Nokian Renkaat Oyj	1,214	0.23%	EUR	44	4/15/15	Morgan Stanley Capital Services	7,561
Pay	Nokian Renkaat Oyj	450	1.00%		16	4/15/15	Morgan Stanley Capital Services	2,818
Pay	Nomura Holdings, Inc.	16,200	1.00%	JPY	12,976	4/15/15	Morgan Stanley Capital Services	14,421
Pay	Nordea Bank AB	7,729	0.47%	SEK	701	4/15/15	Morgan Stanley Capital Services	3,653
Pay	Norfolk Southern Corp.	1,085	0.16%	USD	99	4/15/15	Morgan Stanley Capital Services	(1,580)
Pay	Northern Trust Corp.	1,615	0.16%		99	4/15/15	Morgan Stanley Capital Services	1,554

94	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	NTN Corp.	36,000	1.00%	JPY	18,792	4/15/15	Morgan Stanley Capital Services	$29,745
Pay	NTT Data Corp.	4,200	0.12%		15,393	4/15/15	Morgan Stanley Capital Services	2,515
Pay	NTT Data Corp.	900	1.00%		3,299	4/15/15	Morgan Stanley Capital Services	551
Pay	Nufarm Ltd./Australia	5,532	2.10%	AUD	23	4/15/15	Morgan Stanley Capital Services	1,741
Pay	Nufarm Ltd./Australia	5,528	2.10%		23	4/15/15	Morgan Stanley Capital Services	1,739
Pay	Obayashi Corp.	22,000	1.00%	JPY	12,936	4/15/15	Morgan Stanley Capital Services	(3,298)
Pay	Obrascon Huarte Lain SA	1,367	1.00%	EUR	44	4/15/15	Morgan Stanley Capital Services	1,643
Pay	Oceaneering International, Inc.	1,250	0.18%	USD	93	4/15/15	Morgan Stanley Capital Services	7,569
Pay	Odakyu Electric Railway Co., Ltd.	18,000	0.12%	JPY	16,596	4/15/15	Morgan Stanley Capital Services	4,483
Pay	Odakyu Electric Railway Co., Ltd.	7,000	1.00%		6,454	4/15/15	Morgan Stanley Capital Services	1,758
Pay	ONEOK, Inc.	2,296	1.00%	USD	149	4/15/15	Morgan Stanley Capital Services	(8,344)
Pay	Oracle Corp. Japan	1,400	0.33%	JPY	5,362	4/15/15	Morgan Stanley Capital Services	(3,128)
Pay	Oracle Corp. Japan	3,200	0.33%		12,256	4/15/15	Morgan Stanley Capital Services	(7,177)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	95

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Orica Ltd.	5,396	2.19%	AUD	128	4/15/15	Morgan Stanley Capital Services	$1,319
Pay	Origin Energy Ltd.	1,210	2.10%		16	4/15/15	Morgan Stanley Capital Services	(480)
Pay	Origin Energy Ltd.	3,337	2.10%		45	4/15/15	Morgan Stanley Capital Services	(1,324)
Pay	OUE Ltd.	72,000	0.00%	SGD	178	4/15/15	Morgan Stanley Capital Services	5,480
Pay	Pacific Rubiales Energy Corp.	6,496	0.60%	CAD	116	4/15/15	Morgan Stanley Capital Services	5,623
Pay	Paddy Power PLC	737	0.19%	EUR	46	4/15/15	Morgan Stanley Capital Services	3,847
Pay	Palo Alto Networks, Inc.	1,552	0.18%	USD	98	4/15/15	Morgan Stanley Capital Services	5,348
Pay	Paramount Resources Ltd.	580	0.36%	CAD	24	4/15/15	Morgan Stanley Capital Services	(466)
Pay	Paramount Resources Ltd.	1,553	0.36%		64	4/15/15	Morgan Stanley Capital Services	(1,247)
Pay	Pearson PLC	3,038	0.17%	GBP	40	4/15/15	Morgan Stanley Capital Services	9,973
Pay	Pearson PLC	1,699	0.17%		22	4/15/15	Morgan Stanley Capital Services	5,578
Pay	Pearson PLC	721	0.17%		9	4/15/15	Morgan Stanley Capital Services	2,367
Pay	Pearson PLC	632	0.17%		8	4/15/15	Morgan Stanley Capital Services	2,075

96	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Pengrowth Energy Corp.	24,863	0.16%	CAD	164	4/15/15	Morgan Stanley Capital Services	$(13,385)
Pay	Penn West Petroleum Ltd.	7,142	0.16%		65	4/15/15	Morgan Stanley Capital Services	4,813
Pay	Pennon Group PLC	841	0.17%	GBP	6	4/15/15	Morgan Stanley Capital Services	(141)
Pay	Pennon Group PLC	1,407	0.17%		10	4/15/15	Morgan Stanley Capital Services	(236)
Pay	Pennon Group PLC	5,560	0.17%		38	4/15/15	Morgan Stanley Capital Services	(932)
Pay	Perpetual Ltd.	578	2.10%	AUD	27	4/15/15	Morgan Stanley Capital Services	61
Pay	Perpetual Ltd.	1,806	2.50%		85	4/15/15	Morgan Stanley Capital Services	(231)
Pay	Perrigo Co. PLC	273	0.10%	USD	43	4/15/15	Morgan Stanley Capital Services	541
Pay	Perrigo Co. PLC	210	1.00%		33	4/15/15	Morgan Stanley Capital Services	426
Pay	Persimmon PLC	5,435	0.17%	GBP	72	4/15/15	Morgan Stanley Capital Services	1,997
Pay	Persimmon PLC	913	0.17%		12	4/15/15	Morgan Stanley Capital Services	336
Pay	Persimmon PLC	724	0.17%		10	4/15/15	Morgan Stanley Capital Services	266
Pay	Philip Morris International, Inc.	1,098	0.10%	USD	91	4/15/15	Morgan Stanley Capital Services	5,419

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	97

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Pioneer Natural Resources Co.	536	0.18%	GBP	93	4/15/15	Morgan Stanley Capital Services	$1,945
Pay	Playtech PLC	6,970	0.17%		52	4/15/15	Morgan Stanley Capital Services	6,320
Pay	PostNL NV	7,538	0.18%	EUR	32	4/15/15	Morgan Stanley Capital Services	603
Pay	PostNL NV	5,950	1.00%		25	4/15/15	Morgan Stanley Capital Services	476
Pay	Potash Corp. of Saskatchewan, Inc.	1,873	0.60%	CAD	72	4/15/15	Morgan Stanley Capital Services	5,968
Pay	Power Assets Holdings Ltd.	6,000	1.00%	HKD	358	4/15/15	Morgan Stanley Capital Services	1,062
Pay	Power Corp. of Canada	6,227	0.60%	CAD	195	4/15/15	Morgan Stanley Capital Services	6,303
Pay	Power Corp. of Canada	716	0.60%		22	4/15/15	Morgan Stanley Capital Services	724
Pay	Primary Health Care Ltd.	20,384	2.19%	AUD	101	4/15/15	Morgan Stanley Capital Services	189
Pay	Procter & Gamble Co.	2,050	0.10%	USD	166	4/15/15	Morgan Stanley Capital Services	8,540
Pay	Procter & Gamble Co.	359	1.00%		29	4/15/15	Morgan Stanley Capital Services	1,495
Pay	Provident Financial PLC	3,168	0.17%	GBP	54	4/15/15	Morgan Stanley Capital Services	3,484
Pay	Prudential PLC	4,947	0.17%		68	4/15/15	Morgan Stanley Capital Services	12,406

98	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Prudential PLC	927	0.17%	GBP	13	4/15/15	Morgan Stanley Capital Services	$2,325
Pay	Prudential PLC	735	0.17%		10	4/15/15	Morgan Stanley Capital Services	1,843
Pay	Prysmian SpA	3,493	0.13%	EUR	66	4/15/15	Morgan Stanley Capital Services	3,422
Pay	PulteGroup, Inc.	5,715	0.18%	USD	111	4/15/15	Morgan Stanley Capital Services	(4,865)
Pay	PVH Corp.	1,162	1.00%		147	4/15/15	Morgan Stanley Capital Services	6,974
Pay	Qiagen NV	5,002	1.00%		124	4/15/15	Morgan Stanley Capital Services	13,095
Pay	QinetiQ Group PLC	18,774	0.17%	GBP	44	4/15/15	Morgan Stanley Capital Services	3,978
Pay	QUALCOMM, Inc.	698	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	199
Pay	QUALCOMM, Inc.	636	1.00%		47	4/15/15	Morgan Stanley Capital Services	181
Pay	Quanta Services, Inc.	4,177	1.00%		131	4/15/15	Morgan Stanley Capital Services	1,286
Pay	Quebecor, Inc.	1,525	0.60%	CAD	39	4/15/15	Morgan Stanley Capital Services	2,869
Pay	Quebecor, Inc.	784	0.60%		20	4/15/15	Morgan Stanley Capital Services	1,475
Pay	Quest Diagnostics, Inc.	947	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	1,881
Pay	Quest Diagnostics, Inc.	645	0.10%		35	4/15/15	Morgan Stanley Capital Services	1,282

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	99

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ralph Lauren Corp.	635	1.00%	USD	107	4/15/15	Morgan Stanley Capital Services	$7,099
Pay	Ralph Lauren Corp.	157	1.00%		26	4/15/15	Morgan Stanley Capital Services	1,755
Pay	Randgold Resources Ltd.	124	0.17%	GBP	5	4/15/15	Morgan Stanley Capital Services	(797)
Pay	Randgold Resources Ltd.	157	0.17%		6	4/15/15	Morgan Stanley Capital Services	(1,010)
Pay	Randgold Resources Ltd.	873	0.17%		33	4/15/15	Morgan Stanley Capital Services	(5,614)
Pay	Realogy Holdings Corp.	2,496	0.16%	USD	120	4/15/15	Morgan Stanley Capital Services	5,905
Pay	Realogy Holdings Corp.	746	0.18%		36	4/15/15	Morgan Stanley Capital Services	1,773
Pay	Reckitt Benckiser Group PLC	1,064	0.17%	GBP	50	4/15/15	Morgan Stanley Capital Services	2,391
Pay	Reckitt Benckiser Group PLC	232	0.17%		11	4/15/15	Morgan Stanley Capital Services	521
Pay	Reckitt Benckiser Group PLC	172	0.17%		8	4/15/15	Morgan Stanley Capital Services	387
Pay	Reckitt Benckiser Group PLC	169	0.17%		8	4/15/15	Morgan Stanley Capital Services	380
Pay	Reliance Steel & Aluminum Co.	1,330	0.18%	USD	100	4/15/15	Morgan Stanley Capital Services	7,322
Pay	Repsol SA	2,804	0.12%	EUR	53	4/15/15	Morgan Stanley Capital Services	6,334

100	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Republic Services, Inc.	4,554	1.00%	USD	147		4/15/15	Morgan Stanley Capital Services	$901
Pay	Resolution Ltd.	16,718	0.17%	GBP	59		4/15/15	Morgan Stanley Capital Services	1,633
Pay	Resolution Ltd.	3,254	0.17%		12		4/15/15	Morgan Stanley Capital Services	318
Pay	Resolution Ltd.	3,028	0.17%		11		4/15/15	Morgan Stanley Capital Services	296
Pay	Resolution Ltd.	2,578	0.17%		9		4/15/15	Morgan Stanley Capital Services	252
Pay	Resolution Ltd.	1,441	0.17%		5		4/15/15	Morgan Stanley Capital Services	141
Pay	Resolution Ltd.	807	0.17%		3		4/15/15	Morgan Stanley Capital Services	79
Pay	Resolution Ltd.	130	0.17%		– 0 –	*	4/15/15	Morgan Stanley Capital Services	13
Pay	Rexel SA	2,261	1.00%	EUR	45		4/15/15	Morgan Stanley Capital Services	3,169
Pay	Rinnai Corp.	800	1.00%	JPY	6,624		4/15/15	Morgan Stanley Capital Services	2,576
Pay	Rinnai Corp.	400	1.00%		3,312		4/15/15	Morgan Stanley Capital Services	1,284
Pay	Roche Holding AG	514	1.00%	CHF	130		4/15/15	Morgan Stanley Capital Services	1,880
Pay	Rock-Tenn Co.	788	0.16%	USD	79		4/15/15	Morgan Stanley Capital Services	(811)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	101

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rockwood Holdings, Inc.	1,638	1.00%	USD	121	4/15/15	Morgan Stanley Capital Services	$8,624
Pay	Rogers Communications, Inc.	1,329	0.60%	CAD	63	4/15/15	Morgan Stanley Capital Services	825
Pay	Rotork PLC	1,311	0.17%	GBP	36	4/15/15	Morgan Stanley Capital Services	6,580
Pay	Royal Dutch Shell PLC	2,362	0.12%	EUR	62	4/15/15	Morgan Stanley Capital Services	1,994
Pay	RWE AG	2,174	1.00%		60	4/15/15	Morgan Stanley Capital Services	688
Pay	Ryanair Holdings PLC	9,836	0.12%		65	4/15/15	Morgan Stanley Capital Services	4,189
Pay	Ryanair Holdings PLC	5,514	0.12%		37	4/15/15	Morgan Stanley Capital Services	2,392
Pay	SABMiller PLC	2,997	0.17%	GBP	91	4/15/15	Morgan Stanley Capital Services	14,437
Pay	SABMiller PLC	343	0.17%		10	4/15/15	Morgan Stanley Capital Services	1,652
Pay	SABMiller PLC	272	0.17%		8	4/15/15	Morgan Stanley Capital Services	1,310
Pay	Sally Beauty Holdings, Inc.	2,115	0.10%	USD	62	4/15/15	Morgan Stanley Capital Services	1,837
Pay	Sally Beauty Holdings, Inc.	947	1.00%		28	4/15/15	Morgan Stanley Capital Services	822
Pay	San-In Godo Bank Ltd. (The)	12,000	0.33%	JPY	9,240	4/15/15	Morgan Stanley Capital Services	7,187

102	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Sandfire Resources NL	10,470	1.50%	AUD	66	4/15/15	Morgan Stanley Capital Services	$4,848
Pay	Sandfire Resources NL	5,426	2.10%		34	4/15/15	Morgan Stanley Capital Services	2,519
Pay	Sandvik AB	593	0.47%	SEK	53	4/15/15	Morgan Stanley Capital Services	(225)
Pay	Sandvik AB	6,381	0.47%		569	4/15/15	Morgan Stanley Capital Services	(2,422)
Pay	Sankyo Co., Ltd.	1,900	0.33%	JPY	9,481	4/15/15	Morgan Stanley Capital Services	2,886
Pay	Sanofi	539	0.12%	EUR	40	4/15/15	Morgan Stanley Capital Services	1,767
Pay	SAP AG	1,113	1.00%		68	4/15/15	Morgan Stanley Capital Services	6,378
Pay	Saputo, Inc.	1,716	1.00%	CAD	87	4/15/15	Morgan Stanley Capital Services	(2,327)
Pay	SBA Communications Corp.	1,099	0.18%	USD	100	4/15/15	Morgan Stanley Capital Services	(2,292)
Pay	SBM Offshore NV	2,722	0.12%	EUR	42	4/15/15	Morgan Stanley Capital Services	3,822
Pay	Scania AB	2,843	0.47%	SEK	366	4/15/15	Morgan Stanley Capital Services	(2,226)
Pay	Schindler Holding AG	576	0.33%	CHF	75	4/15/15	Morgan Stanley Capital Services	(452)
Pay	Schneider Electric SA	650	0.12%	EUR	42	4/15/15	Morgan Stanley Capital Services	3,768

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	103

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Secom Co., Ltd.	3,600	0.12%	JPY	21,506	4/15/15	Morgan Stanley Capital Services	$8,155
Pay	Secom Co., Ltd.	1,300	1.00%		7,766	4/15/15	Morgan Stanley Capital Services	2,962
Pay	Sembcorp Marine Ltd.	56,000	1.00%	SGD	236	4/15/15	Morgan Stanley Capital Services	7,190
Pay	Seven West Media Ltd.	36,388	2.10%	AUD	80	4/15/15	Morgan Stanley Capital Services	752
Pay	Severn Trent PLC	366	0.17%	GBP	6	4/15/15	Morgan Stanley Capital Services	(493)
Pay	Severn Trent PLC	461	0.17%		8	4/15/15	Morgan Stanley Capital Services	(621)
Pay	Severn Trent PLC	840	0.17%		14	4/15/15	Morgan Stanley Capital Services	(1,132)
Pay	Severn Trent PLC	1,478	0.17%		24	4/15/15	Morgan Stanley Capital Services	(1,992)
Pay	Shanghai Pharmaceuticals Holding Co., Ltd.	35,600	1.00%	HKD	667	4/15/15	Morgan Stanley Capital Services	(2,166)
Pay	Shangri-La Asia Ltd.	28,000	0.19%		417	4/15/15	Morgan Stanley Capital Services	7,208
Pay	Shaw Communications, Inc.	5,707	0.60%	CAD	141	4/15/15	Morgan Stanley Capital Services	952
Pay	Shikoku Electric Power Co, Inc.	13,800	1.00%	JPY	21,776	4/15/15	Morgan Stanley Capital Services	13,942
Pay	Shimamura Co. Ltd.	1,300	0.33%		12,766	4/15/15	Morgan Stanley Capital Services	10,101

104	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Shimano, Inc.	2,600	0.12%	JPY	23,764	4/15/15	Morgan Stanley Capital Services	$866
Pay	Shimano, Inc.	300	1.00%		2,742	4/15/15	Morgan Stanley Capital Services	106
Pay	Shinsei Bank Ltd.	32,000	1.00%		7,808	4/15/15	Morgan Stanley Capital Services	11,717
Pay	Shinsei Bank Ltd.	24,000	0.12%		5,856	4/15/15	Morgan Stanley Capital Services	8,775
Pay	Singapore Airlines Ltd.	9,000	0.18%	SGD	91	4/15/15	Morgan Stanley Capital Services	3,716
Pay	Sinopharm Group Co., Ltd.	15,600	1.00%	HKD	353	4/15/15	Morgan Stanley Capital Services	1,511
Pay	Skyworks Solutions, Inc.	4,163	1.00%	USD	121	4/15/15	Morgan Stanley Capital Services	(4,754)
Pay	Snam SpA	10,465	0.23%	EUR	42	4/15/15	Morgan Stanley Capital Services	(98)
Pay	SNC-Lavalin Group, Inc.	2,795	0.60%	CAD	139	4/15/15	Morgan Stanley Capital Services	8,611
Pay	Societe Television Francaise 1	3,067	0.19%	EUR	45	4/15/15	Morgan Stanley Capital Services	4,509
Pay	Sodexo	583	0.12%		45	4/15/15	Morgan Stanley Capital Services	2,796
Pay	Sonic Healthcare Ltd.	4,516	2.19%	AUD	76	4/15/15	Morgan Stanley Capital Services	1,466
Pay	Southwestern Energy Co.	3,116	0.10%	USD	122	4/15/15	Morgan Stanley Capital Services	(4,930)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	105

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Spark Infrastructure Group	39,387	2.19%	AUD	65	4/15/15	Morgan Stanley Capital Services	$179
Pay	SPDR S&P 500 ETF Trust	5,227	0.10%	USD	965	4/15/15	Morgan Stanley Capital Services	33,975
Pay	Spectra Energy Corp.	4,028	0.10%		139	4/15/15	Morgan Stanley Capital Services	(5,768)
Pay	Spectris PLC	2,207	0.17%	GBP	54	4/15/15	Morgan Stanley Capital Services	9,144
Pay	Spectris PLC	191	0.17%		5	4/15/15	Morgan Stanley Capital Services	791
Pay	St James’s Place PLC	5,429	0.17%		42	4/15/15	Morgan Stanley Capital Services	560
Pay	St James’s Place PLC	1,276	0.17%		10	4/15/15	Morgan Stanley Capital Services	132
Pay	St James’s Place PLC	1,023	0.17%		8	4/15/15	Morgan Stanley Capital Services	106
Pay	St James’s Place PLC	335	0.17%		3	4/15/15	Morgan Stanley Capital Services	35
Pay	Stagecoach Group PLC	21,575	0.17%		81	4/15/15	Morgan Stanley Capital Services	3,833
Pay	Stagecoach Group PLC	1,958	0.17%		7	4/15/15	Morgan Stanley Capital Services	348
Pay	Stagecoach Group PLC	1,296	0.17%		5	4/15/15	Morgan Stanley Capital Services	230
Pay	Stagecoach Group PLC	1,175	0.17%		4	4/15/15	Morgan Stanley Capital Services	209

106	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Standard Chartered PLC	6,300	0.17%	GBP	84	4/15/15	Morgan Stanley Capital Services	$10,332
Pay	Standard Chartered PLC	632	0.17%		8	4/15/15	Morgan Stanley Capital Services	1,036
Pay	Standard Chartered PLC	564	0.17%		8	4/15/15	Morgan Stanley Capital Services	925
Pay	Standard Life PLC	19,834	0.17%		77	4/15/15	Morgan Stanley Capital Services	6,992
Pay	Standard Life PLC	3,026	0.17%		12	4/15/15	Morgan Stanley Capital Services	1,067
Pay	Standard Life PLC	2,398	0.17%		9	4/15/15	Morgan Stanley Capital Services	845
Pay	Stanley Black & Decker, Inc.	1,643	0.18%	USD	136	4/15/15	Morgan Stanley Capital Services	8,429
Pay	State Street Corp.	1,288	1.00%		96	4/15/15	Morgan Stanley Capital Services	9,486
Pay	State Street Corp.	766	1.00%		57	4/15/15	Morgan Stanley Capital Services	5,642
Pay	Stockland	48,401	2.10%	AUD	181	4/15/15	Morgan Stanley Capital Services	4,853
Pay	Stockland	2,006	2.10%		8	4/15/15	Morgan Stanley Capital Services	201
Pay	Stora Enso Oyj	7,058	1.00%	EUR	54	4/15/15	Morgan Stanley Capital Services	7,131
Pay	Sumitomo Metal Mining Co., Ltd.	9,000	1.00%	JPY	12,645	4/15/15	Morgan Stanley Capital Services	7,289

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	107

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Swatch Group AG (The)	103	1.00%	CHF	57	4/15/15	Morgan Stanley Capital Services	$1,373
Pay	Swedbank AB	3,502	0.47%	SEK	642	4/15/15	Morgan Stanley Capital Services	6,670
Pay	Swisscom AG	259	1.00%	CHF	127	4/15/15	Morgan Stanley Capital Services	(1,742)
Pay	Sydney Airport	8,135	2.10%	AUD	31	4/15/15	Morgan Stanley Capital Services	(1,186)
Pay	Sydney Airport	28,687	2.10%		108	4/15/15	Morgan Stanley Capital Services	(4,194)
Pay	Syngenta AG	167	0.33%	CHF	59	4/15/15	Morgan Stanley Capital Services	5,567
Pay	Sysco Corp.	2,841	0.10%	USD	104	4/15/15	Morgan Stanley Capital Services	4,769
Pay	Tabcorp Holdings Ltd.	23,421	2.10%	AUD	84	4/15/15	Morgan Stanley Capital Services	3,091
Pay	Tabcorp Holdings Ltd.	6,608	2.10%		24	4/15/15	Morgan Stanley Capital Services	872
Pay	Taisei Corp.	16,000	1.00%	JPY	7,536	4/15/15	Morgan Stanley Capital Services	3,869
Pay	Taisei Corp.	10,000	1.00%		4,710	4/15/15	Morgan Stanley Capital Services	2,406
Pay	Takeda Pharmaceutical Co., Ltd.	2,200	1.00%		10,648	4/15/15	Morgan Stanley Capital Services	1,942
Pay	Takeda Pharmaceutical Co., Ltd.	1,400	0.12%		6,776	4/15/15	Morgan Stanley Capital Services	1,221

108	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Talisman Energy, Inc.	4,926	0.60%	CAD	61	4/15/15	Morgan Stanley Capital Services	$1,428
Pay	Talisman Energy, Inc.	1,727	0.60%		21	4/15/15	Morgan Stanley Capital Services	500
Pay	Target Corp.	2,166	0.18%	USD	133	4/15/15	Morgan Stanley Capital Services	10,648
Pay	Taylor Wimpey PLC	56,169	0.17%	GBP	66	4/15/15	Morgan Stanley Capital Services	5,401
Pay	Taylor Wimpey PLC	8,773	0.17%		10	4/15/15	Morgan Stanley Capital Services	844
Pay	Taylor Wimpey PLC	6,952	0.17%		8	4/15/15	Morgan Stanley Capital Services	668
Pay	Tele2 AB	4,579	0.47%	SEK	337	4/15/15	Morgan Stanley Capital Services	1,095
Pay	Telecity Group PLC	5,085	0.17%	GBP	40	4/15/15	Morgan Stanley Capital Services	5,811
Pay	Telecity Group PLC	1,640	0.17%		13	4/15/15	Morgan Stanley Capital Services	1,875
Pay	Telefonica SA	4,419	0.13%	EUR	55	4/15/15	Morgan Stanley Capital Services	6,075
Pay	Telefonica SA	1,710	1.00%		21	4/15/15	Morgan Stanley Capital Services	2,352
Pay	Telstra Corp. Ltd.	17,090	1.00%	AUD	87	4/15/15	Morgan Stanley Capital Services	(1,159)
Pay	Terumo Corp.	2,700	0.12%	JPY	13,298	4/15/15	Morgan Stanley Capital Services	4,681

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	109

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Tesoro Corp.	2,497	1.00%	USD	132	4/15/15	Morgan Stanley Capital Services	$3,038
Pay	Thermo Fisher Scientific, Inc.	1,069	1.00%		123	4/15/15	Morgan Stanley Capital Services	398
Pay	Thomson Reuters Corp.	3,987	0.60%	CAD	163	4/15/15	Morgan Stanley Capital Services	2,647
Pay	Tiffany & Co.	1,575	0.18%	USD	138	4/15/15	Morgan Stanley Capital Services	7,399
Pay	Tingyi Cayman Islands Holding Corp.	18,000	0.19%	HKD	386	4/15/15	Morgan Stanley Capital Services	3,157
Pay	TMX Group Ltd.	1,210	0.60%	CAD	59	4/15/15	Morgan Stanley Capital Services	(1,606)
Pay	Tobu Railway Co., Ltd.	46,000	0.12%	JPY	22,816	4/15/15	Morgan Stanley Capital Services	9,963
Pay	Toho Gas Co., Ltd.	32,000	0.12%		16,352	4/15/15	Morgan Stanley Capital Services	12,171
Pay	Total System Services, Inc.	2,986	0.16%	USD	98	4/15/15	Morgan Stanley Capital Services	8,333
Pay	TransAlta Corp.	1,409	0.60%	CAD	20	4/15/15	Morgan Stanley Capital Services	(1,034)
Pay	TransAlta Corp.	6,243	0.60%		86	4/15/15	Morgan Stanley Capital Services	(4,578)
Pay	Transocean Ltd.	1,092	0.33%	CHF	47	4/15/15	Morgan Stanley Capital Services	4,810
Pay	Transocean Ltd.	277	0.33%		12	4/15/15	Morgan Stanley Capital Services	1,227

110	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Transurban Group	4,392	2.10%	AUD	30	4/15/15	Morgan Stanley Capital Services	$(379)
Pay	Transurban Group	4,802	2.10%		33	4/15/15	Morgan Stanley Capital Services	(414)
Pay	Travelers Cos., Inc. (The)	1,681	1.00%	USD	148	4/15/15	Morgan Stanley Capital Services	11,085
Pay	Trimble Navigation Ltd.	3,697	1.00%		128	4/15/15	Morgan Stanley Capital Services	8,754
Pay	UCB SA	863	0.12%	EUR	45	4/15/15	Morgan Stanley Capital Services	(792)
Pay	UE E&C Ltd.	135,000	0.04%	SGD	136	4/15/15	Morgan Stanley Capital Services	693
Pay	UE E&C Ltd.	7,000	0.04%		7	4/15/15	Morgan Stanley Capital Services	36
Pay	UGL Ltd.	9,040	1.00%	AUD	61	4/15/15	Morgan Stanley Capital Services	(1,628)
Pay	Unicharm Corp.	3,100	0.12%	JPY	18,197	4/15/15	Morgan Stanley Capital Services	9,603
Pay	Vallourec SA	1,490	0.12%	EUR	58	4/15/15	Morgan Stanley Capital Services	4,221
Pay	Valspar Corp. (The)	1,320	1.00%	USD	96	4/15/15	Morgan Stanley Capital Services	3,505
Pay	Verizon Communications, Inc.	3,789	1.00%		183	4/15/15	Morgan Stanley Capital Services	935
Pay	Vertex Pharmaceuticals, Inc.	545	0.18%		43	4/15/15	Morgan Stanley Capital Services	(150)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	111

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Vertex Pharmaceuticals, Inc.	929	0.18%	USD	73	4/15/15	Morgan Stanley Capital Services	$(256)
Pay	Visa, Inc.	450	1.00%		101	4/15/15	Morgan Stanley Capital Services	3,742
Pay	Wacker Chemie AG	539	0.12%	EUR	49	4/15/15	Morgan Stanley Capital Services	1,861
Pay	Wacker Chemie AG	242	0.12%		22	4/15/15	Morgan Stanley Capital Services	835
Pay	Wal-Mart Stores, Inc.	1,127	0.10%	USD	88	4/15/15	Morgan Stanley Capital Services	3,354
Pay	Wal-Mart Stores, Inc.	522	1.00%		41	4/15/15	Morgan Stanley Capital Services	1,553
Pay	Want Want China Holdings Ltd.	54,000	0.19%	HKD	578	4/15/15	Morgan Stanley Capital Services	1,431
Pay	Wartsila Oyj Abp	1,033	0.12%	EUR	41	4/15/15	Morgan Stanley Capital Services	(757)
Pay	Waste Connections, Inc.	2,375	0.18%	USD	100	4/15/15	Morgan Stanley Capital Services	2,532
Pay	Weir Group PLC (The)	2,682	0.17%	GBP	57	4/15/15	Morgan Stanley Capital Services	1,881
Pay	Weir Group PLC (The)	441	0.17%		9	4/15/15	Morgan Stanley Capital Services	309
Pay	Weir Group PLC (The)	377	0.17%		8	4/15/15	Morgan Stanley Capital Services	264
Pay	Westfield Retail Trust	32,773	2.10%	AUD	100	4/15/15	Morgan Stanley Capital Services	963
Pay	Westfield Retail Trust	16,161	2.10%		49	4/15/15	Morgan Stanley Capital Services	475

112	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Wharf Holdings Ltd.	13,000	0.19%	HKD	752	4/15/15	Morgan Stanley Capital Services	$8,363
Pay	William Hill PLC	16,782	0.17%	GBP	63	4/15/15	Morgan Stanley Capital Services	11,199
Pay	William Hill PLC	2,089	0.17%		8	4/15/15	Morgan Stanley Capital Services	1,394
Pay	William Hill PLC	1,689	0.17%		6	4/15/15	Morgan Stanley Capital Services	1,127
Pay	William Hill PLC	1,674	0.17%		6	4/15/15	Morgan Stanley Capital Services	1,117
Pay	Wisconsin Energy Corp.	2,192	1.00%	USD	90	4/15/15	Morgan Stanley Capital Services	(3,886)
Pay	WM Morrison Supermarkets PLC	14,483	0.17%	GBP	36	4/15/15	Morgan Stanley Capital Services	1,928
Pay	WM Morrison Supermarkets PLC	3,205	0.17%		8	4/15/15	Morgan Stanley Capital Services	427
Pay	WM Morrison Supermarkets PLC	2,541	0.17%		6	4/15/15	Morgan Stanley Capital Services	338
Pay	WorleyParsons Ltd.	2,570	2.10%	AUD	44	4/15/15	Morgan Stanley Capital Services	1,496
Pay	Yamaha Motor Co., Ltd.	11,400	0.33%	JPY	17,465	4/15/15	Morgan Stanley Capital Services	20,329
Pay	Yamato Kogyo Co., Ltd.	2,800	1.00%		9,002	4/15/15	Morgan Stanley Capital Services	5,212
Pay	Yokohama Rubber Co. Ltd./(The)	5,000	0.33%		4,990	4/15/15	Morgan Stanley Capital Services	4,307
Pay	Yokohama Rubber Co., Ltd./(The)	13,000	0.33%		12,974	4/15/15	Morgan Stanley Capital Services	11,203

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	113

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Yue Yuen Industrial Holdings Ltd.	37,000	0.19%	HKD	897		4/15/15	Morgan Stanley Capital Services	$1,404
Pay	Zeon Corp.	14,000	0.33%	JPY	14,621		4/15/15	Morgan Stanley Capital Services	7,313
Pay	Zijin Mining Group Co., Ltd.	732,000	1.00%	HKD	1,237		4/15/15	Morgan Stanley Capital Services	3,828
Pay	Zoetis, Inc.	3,638	0.16%	USD	116		4/15/15	Morgan Stanley Capital Services	5,241
Pay	ZTE Corp.	45,200	0.19%	HKD	695		4/15/15	Morgan Stanley Capital Services	(4,089)
Pay	Zurich Insurance Group AG	299	1.00%	CHF	80		4/15/15	Morgan Stanley Capital Services	1,713

Receive Total Return on Reference Entity
Receive	WestJet Airlines Ltd.	2,259	1.62%	CAD	61		4/15/15	Credit Suisse Securities (Europe) Limited	(3,888)
Receive	3M Co.	249	0.42%	USD	34		4/15/15	Morgan Stanley Capital Services	(2,558)
Receive	3M Co.	815	0.42%		113		4/15/15	Morgan Stanley Capital Services	(8,371)
Receive	Abbott Laboratories	5,512	0.42%		218		4/15/15	Morgan Stanley Capital Services	(15,852)
Receive	Accenture PLC	1,226	0.42%		103		4/15/15	Morgan Stanley Capital Services	(5,336)
Receive	ACS Actividades de Construccion y Servicios SA	1,724	1.00%	EUR	– 0	–*	4/15/15	Morgan Stanley Capital Services	979
Receive	ACS Actividades de Construccion y Servicios SA	1,724	0.73%		48		4/15/15	Morgan Stanley Capital Services	(4,032)

114	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Actelion Ltd.	1,149	0.52%	CHF	97	4/15/15	Morgan Stanley Capital Services	$1,340
Receive	Actelion Ltd.	290	0.52%		24	4/15/15	Morgan Stanley Capital Services	338
Receive	Activision Blizzard, Inc.	2,214	0.42%	USD	39	4/15/15	Morgan Stanley Capital Services	(581)
Receive	Activision Blizzard, Inc.	3,505	0.42%		61	4/15/15	Morgan Stanley Capital Services	(921)
Receive	Adidas AG	1,130	0.67%	EUR	102	4/15/15	Morgan Stanley Capital Services	(12,187)
Receive	Adobe Systems, Inc.	1,130	0.42%	USD	70	4/15/15	Morgan Stanley Capital Services	(2,825)
Receive	Adobe Systems, Inc.	2,293	0.42%		141	4/15/15	Morgan Stanley Capital Services	(5,731)
Receive	AES Corp./VA	9,714	0.42%		139	4/15/15	Morgan Stanley Capital Services	(2,352)
Receive	Aimia, Inc.	2,216	1.50%	CAD	44	4/15/15	Morgan Stanley Capital Services	(660)
Receive	Air Liquide SA	626	0.73%	EUR	62	4/15/15	Morgan Stanley Capital Services	(4,556)
Receive	Airbus Group NV	1,129	0.73%		64	4/15/15	Morgan Stanley Capital Services	(6,285)
Receive	Alcoa, Inc.	9,912	0.42%	USD	105	4/15/15	Morgan Stanley Capital Services	9,103
Receive	Alimentation Couche Tard, Inc.	2,056	1.50%	CAD	161	4/15/15	Morgan Stanley Capital Services	6,653
Receive	AltaGas Ltd.	2,143	1.50%		86	4/15/15	Morgan Stanley Capital Services	2,148

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	115

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Altria Group, Inc.	5,327	0.42%	USD	197	4/15/15	Morgan Stanley Capital Services	$(8,979)
Receive	Amadeus IT Holding SA	2,094	0.73%	EUR	64	4/15/15	Morgan Stanley Capital Services	(3,935)
Receive	Amazon.com, Inc.	343	0.42%	USD	136	4/15/15	Morgan Stanley Capital Services	(12,772)
Receive	Amcor Ltd./Australia	10,874	3.09%	AUD	110	4/15/15	Morgan Stanley Capital Services	5,199
Receive	Amcor Ltd./Australia	3,127	3.09%		32	4/15/15	Morgan Stanley Capital Services	1,495
Receive	American Capital Ltd.	1,327	0.42%	USD	21	4/15/15	Morgan Stanley Capital Services	(720)
Receive	American Capital Ltd.	7,587	0.42%		123	4/15/15	Morgan Stanley Capital Services	(4,116)
Receive	AmerisourceBergen Corp.	1,404	0.42%		99	4/15/15	Morgan Stanley Capital Services	(4,690)
Receive	Amlin PLC	524	1.02%	GBP	2	4/15/15	Morgan Stanley Capital Services	(91)
Receive	Amlin PLC	586	1.02%		3	4/15/15	Morgan Stanley Capital Services	(102)
Receive	Amlin PLC	1,125	1.02%		5	4/15/15	Morgan Stanley Capital Services	(195)
Receive	Amlin PLC	1,209	1.02%		5	4/15/15	Morgan Stanley Capital Services	(210)
Receive	Amlin PLC	2,068	1.02%		9	4/15/15	Morgan Stanley Capital Services	(359)

116	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Amlin PLC	2,103	1.02%	GBP	9	4/15/15	Morgan Stanley Capital Services	$(365)
Receive	Amlin PLC	2,168	1.02%		9	4/15/15	Morgan Stanley Capital Services	(376)
Receive	Amlin PLC	2,286	1.02%		10	4/15/15	Morgan Stanley Capital Services	(397)
Receive	Amlin PLC	2,461	1.02%		11	4/15/15	Morgan Stanley Capital Services	(427)
Receive	Amlin PLC	2,493	1.02%		11	4/15/15	Morgan Stanley Capital Services	(433)
Receive	Amlin PLC	2,644	1.02%		11	4/15/15	Morgan Stanley Capital Services	(459)
Receive	Amlin PLC	3,516	1.02%		15	4/15/15	Morgan Stanley Capital Services	(610)
Receive	Amlin PLC	4,756	1.02%		20	4/15/15	Morgan Stanley Capital Services	(826)
Receive	Anheuser-Busch InBev NV	204	0.73%	EUR	15	4/15/15	Morgan Stanley Capital Services	(1,246)
Receive	Anheuser-Busch InBev NV	637	0.73%		48	4/15/15	Morgan Stanley Capital Services	(3,891)
Receive	AOL, Inc.	2,150	0.42%	USD	102	4/15/15	Morgan Stanley Capital Services	(2,532)
Receive	ARC Resources Ltd.	2,911	1.50%	CAD	82	4/15/15	Morgan Stanley Capital Services	2,571
Receive	Archer-Daniels-Midland Co.	1,445	0.42%	USD	61	4/15/15	Morgan Stanley Capital Services	(4,301)
Receive	Archer-Daniels-Midland Co.	2,760	0.42%		117	4/15/15	Morgan Stanley Capital Services	(8,215)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	117

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Aristocrat Leisure Ltd.	17,788	3.09%	AUD	77	4/15/15	Morgan Stanley Capital Services	$3,197
Receive	ARM Holdings PLC	791	1.02%	GBP	8	4/15/15	Morgan Stanley Capital Services	(1,024)
Receive	ARM Holdings PLC	1,168	1.02%		12	4/15/15	Morgan Stanley Capital Services	(1,513)
Receive	ARM Holdings PLC	1,197	1.02%		12	4/15/15	Morgan Stanley Capital Services	(1,550)
Receive	ARM Holdings PLC	1,421	1.02%		14	4/15/15	Morgan Stanley Capital Services	(1,840)
Receive	ARM Holdings PLC	3,236	1.02%		33	4/15/15	Morgan Stanley Capital Services	(4,191)
Receive	ASOS PLC	149	1.02%		10	4/15/15	Morgan Stanley Capital Services	(1,119)
Receive	ASOS PLC	187	1.02%		13	4/15/15	Morgan Stanley Capital Services	(1,404)
Receive	ASOS PLC	628	1.02%		42	4/15/15	Morgan Stanley Capital Services	(4,716)
Receive	Assurant, Inc.	3,228	0.42%	USD	219	4/15/15	Morgan Stanley Capital Services	(8,200)
Receive	AT&T, Inc.	5,682	0.42%		192	4/15/15	Morgan Stanley Capital Services	(2,700)
Receive	Atlas Copco AB	2,898	1.37%	SEK	518	4/15/15	Morgan Stanley Capital Services	(565)
Receive	Aurizon Holdings Ltd.	21,219	3.09%	AUD	103	4/15/15	Morgan Stanley Capital Services	892

118	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Aurizon Holdings Ltd.	5,235	3.09%	AUD	25	4/15/15	Morgan Stanley Capital Services	$220
Receive	Automatic Data Processing, Inc. (ADP)	1,249	0.42%	USD	100	4/15/15	Morgan Stanley Capital Services	(4,374)
Receive	Axel Springer AG	954	0.73%	EUR	47	4/15/15	Morgan Stanley Capital Services	(2,631)
Receive	Azimut Holding SpA	2,710	0.73%		59	4/15/15	Morgan Stanley Capital Services	(1,262)
Receive	Babcock International Group PLC	629	1.02%	GBP	9	4/15/15	Morgan Stanley Capital Services	(115)
Receive	Babcock International Group PLC	795	1.02%		11	4/15/15	Morgan Stanley Capital Services	(146)
Receive	Babcock International Group PLC	6,936	1.02%		97	4/15/15	Morgan Stanley Capital Services	(1,273)
Receive	BAE Systems PLC	1,874	1.02%		8	4/15/15	Morgan Stanley Capital Services	(235)
Receive	BAE Systems PLC	2,180	1.02%		10	4/15/15	Morgan Stanley Capital Services	(278)
Receive	BAE Systems PLC	2,365	1.02%		10	4/15/15	Morgan Stanley Capital Services	(296)
Receive	BAE Systems PLC	2,545	1.02%		11	4/15/15	Morgan Stanley Capital Services	(319)
Receive	BAE Systems PLC	2,651	1.02%		12	4/15/15	Morgan Stanley Capital Services	(332)
Receive	BAE Systems PLC	7,093	1.02%		31	4/15/15	Morgan Stanley Capital Services	(888)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	119

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BAE Systems PLC	8,369	1.02%	GBP	37	4/15/15	Morgan Stanley Capital Services	$(1,048)
Receive	Ball Corp.	1,885	0.42%	USD	96	4/15/15	Morgan Stanley Capital Services	381
Receive	Banco Bilbao Vizcaya Argentaria SA	202	0.73%	EUR	2	4/15/15	Morgan Stanley Capital Services	(295)
Receive	Banco Bilbao Vizcaya Argentaria SA	1,780	0.73%		18	4/15/15	Morgan Stanley Capital Services	(2,603)
Receive	Banco Bilbao Vizcaya Argentaria SA	10,218	0.67%		101	4/15/15	Morgan Stanley Capital Services	(14,935)
Receive	Bankinter SA	9,358	0.73%		53	4/15/15	Morgan Stanley Capital Services	(2,082)
Receive	Barclays PLC	29,971	1.02%	GBP	89	4/15/15	Morgan Stanley Capital Services	(12,590)
Receive	Bayer AG	680	0.73%	EUR	69	4/15/15	Morgan Stanley Capital Services	(3,806)
Receive	Beiersdorf AG	1,683	0.73%		127	4/15/15	Morgan Stanley Capital Services	(4,737)
Receive	Bellway PLC	490	1.02%		8	4/15/15	Morgan Stanley Capital Services	(724)
Receive	Bellway PLC	3,065	1.02%		50	4/15/15	Morgan Stanley Capital Services	(4,531)
Receive	Berendsen PLC	5,532	1.02%		52	4/15/15	Morgan Stanley Capital Services	(1,466)
Receive	Berkeley Group Holdings PLC	237	1.02%		6	4/15/15	Morgan Stanley Capital Services	(357)
Receive	Berkeley Group Holdings PLC	2,291	1.02%		61	4/15/15	Morgan Stanley Capital Services	(3,453)

120	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BlueScope Steel Ltd.	10,935	3.09%	AUD	60	4/15/15	Morgan Stanley Capital Services	$(753)
Receive	BlueScope Steel Ltd.	16,793	0.50%		92	4/15/15	Morgan Stanley Capital Services	(1,208)
Receive	Boeing Co. (The)	325	0.42%	USD	46	4/15/15	Morgan Stanley Capital Services	(4,999)
Receive	Boeing Co. (The)	679	0.42%		95	4/15/15	Morgan Stanley Capital Services	(10,444)
Receive	Booker Group PLC	35,269	1.02%	GBP	56	4/15/15	Morgan Stanley Capital Services	(3,187)
Receive	Brambles Ltd.	6,758	3.09%	AUD	60	4/15/15	Morgan Stanley Capital Services	1,044
Receive	Brambles Ltd.	1,273	3.09%		11	4/15/15	Morgan Stanley Capital Services	197
Receive	Brinker International, Inc.	2,121	0.42%	USD	99	4/15/15	Morgan Stanley Capital Services	4,015
Receive	British American Tobacco PLC	280	1.02%	GBP	9	4/15/15	Morgan Stanley Capital Services	(840)
Receive	British American Tobacco PLC	353	1.02%		11	4/15/15	Morgan Stanley Capital Services	(1,059)
Receive	British American Tobacco PLC	478	1.02%		15	4/15/15	Morgan Stanley Capital Services	(1,434)
Receive	British American Tobacco PLC	2,609	1.02%		80	4/15/15	Morgan Stanley Capital Services	(7,828)
Receive	BT Group PLC	2,524	1.02%		10	4/15/15	Morgan Stanley Capital Services	(128)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	121

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BT Group PLC	3,186	1.02%	GBP	12	4/15/15	Morgan Stanley Capital Services	$(162)
Receive	BT Group PLC	27,818	1.02%		107	4/15/15	Morgan Stanley Capital Services	(1,416)
Receive	Calsonic Kansei Corp.	11,000	0.57%	JPY	5,665	4/15/15	Morgan Stanley Capital Services	(775)
Receive	Calsonic Kansei Corp.	40,000	0.57%		20,600	4/15/15	Morgan Stanley Capital Services	(2,803)
Receive	Camden Property Trust	2,117	0.42%	USD	127	4/15/15	Morgan Stanley Capital Services	3,474
Receive	Canadian Oil Sands Ltd.	9,734	1.50%	CAD	195	4/15/15	Morgan Stanley Capital Services	(452)
Receive	Canadian Pacific Railway Ltd.	1,228	1.50%		202	4/15/15	Morgan Stanley Capital Services	4,955
Receive	Canadian Pacific Railway Ltd.	200	1.50%		33	4/15/15	Morgan Stanley Capital Services	808
Receive	Canadian Tire Corp., Ltd.	1,289	1.50%		127	4/15/15	Morgan Stanley Capital Services	(3,828)
Receive	Cap Gemini SA	490	0.73%	EUR	25	4/15/15	Morgan Stanley Capital Services	(851)
Receive	Cap Gemini SA	1,979	0.67%		102	4/15/15	Morgan Stanley Capital Services	(3,432)
Receive	Cardinal Health, Inc.	1,498	0.42%	USD	102	4/15/15	Morgan Stanley Capital Services	148
Receive	Carrefour SA	2,152	0.73%	EUR	61	4/15/15	Morgan Stanley Capital Services	(8,214)

122	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES
Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Carter’s, Inc.	1,780	0.42%	USD	127	4/15/15	Morgan Stanley Capital Services	$(7,549)
Receive	Catlin Group Ltd.	872	1.02%	GBP	5	4/15/15	Morgan Stanley Capital Services	(192)
Receive	Catlin Group Ltd.	927	1.02%		5	4/15/15	Morgan Stanley Capital Services	(204)
Receive	Catlin Group Ltd.	996	1.02%		5	4/15/15	Morgan Stanley Capital Services	(219)
Receive	Catlin Group Ltd.	1,345	1.02%		7	4/15/15	Morgan Stanley Capital Services	(295)
Receive	Catlin Group Ltd.	1,697	1.02%		9	4/15/15	Morgan Stanley Capital Services	(373)
Receive	Catlin Group Ltd.	2,530	1.02%		14	4/15/15	Morgan Stanley Capital Services	(556)
Receive	Catlin Group Ltd.	4,462	1.02%		24	4/15/15	Morgan Stanley Capital Services	(980)
Receive	Catlin Group Ltd.	5,034	1.02%		27	4/15/15	Morgan Stanley Capital Services	(1,106)
Receive	CCL Industries, Inc.	956	1.50%	CAD	77	4/15/15	Morgan Stanley Capital Services	(444)
Receive	Celestica, Inc.	5,499	1.50%		63	4/15/15	Morgan Stanley Capital Services	(2,156)
Receive	Celgene Corp.	166	0.42%	USD	27	4/15/15	Morgan Stanley Capital Services	(2,232)
Receive	Celgene Corp.	201	0.42%		33	4/15/15	Morgan Stanley Capital Services	(2,702)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	123

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Celgene Corp.	362	0.42%	USD	60	4/15/15	Morgan Stanley Capital Services	$(4,867)
Receive	Centrica PLC	2,139	1.02%	GBP	7	4/15/15	Morgan Stanley Capital Services	(174)
Receive	Centrica PLC	2,700	1.02%		9	4/15/15	Morgan Stanley Capital Services	(220)
Receive	Centrica PLC	10,168	1.02%		32	4/15/15	Morgan Stanley Capital Services	(829)
Receive	CF Industries Holdings, Inc.	168	0.42%	USD	42	4/15/15	Morgan Stanley Capital Services	(2,959)
Receive	CF Industries Holdings, Inc.	406	0.42%		101	4/15/15	Morgan Stanley Capital Services	(7,149)
Receive	Check Point Software Technologies Ltd.	1,480	0.42%		97	4/15/15	Morgan Stanley Capital Services	281
Receive	Check Point Software Technologies Ltd.	583	0.42%		38	4/15/15	Morgan Stanley Capital Services	111
Receive	Check Point Software Technologies Ltd.	476	0.42%		31	4/15/15	Morgan Stanley Capital Services	91
Receive	Cheung Kong Holdings Ltd.	7,000	0.71%	HKD	841	4/15/15	Morgan Stanley Capital Services	(4,478)
Receive	China COSCO Holdings Co., Ltd.	105,000	0.71%		354	4/15/15	Morgan Stanley Capital Services	(1,615)
Receive	China Gas Holdings Ltd.	106,000	0.71%		1,219	4/15/15	Morgan Stanley Capital Services	(8,545)
Receive	China Hongqiao Group Ltd.	166,000	0.71%		830	4/15/15	Morgan Stanley Capital Services	(2,745)

124	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	China Mengniu Dairy Co., Ltd.	23,000	0.71%	HKD	869	4/15/15	Morgan Stanley Capital Services	$(6,663)
Receive	China Petroleum & Chemical Corp.	208,000	0.71%		1,233	4/15/15	Morgan Stanley Capital Services	5,377
Receive	China Railway Construction Corp., Ltd.	33,500	0.71%		228	4/15/15	Morgan Stanley Capital Services	(1,445)
Receive	China Railway Construction Corp., Ltd.	66,500	0.71%		453	4/15/15	Morgan Stanley Capital Services	(2,868)
Receive	China Resources Cement Holdings Ltd.	98,000	0.71%		532	4/15/15	Morgan Stanley Capital Services	(1,678)
Receive	China Unicom Hong Kong Ltd.	32,000	0.71%		348	4/15/15	Morgan Stanley Capital Services	(3,049)
Receive	Chiyoda Corp.	2,000	0.57%	JPY	3,282	4/15/15	Morgan Stanley Capital Services	(1,387)
Receive	Chiyoda Corp.	7,000	0.57%		11,487	4/15/15	Morgan Stanley Capital Services	(4,887)
Receive	Chubu Electric Power Co, Inc.	18,500	0.57%		24,457	4/15/15	Morgan Stanley Capital Services	(20,166)
Receive	Cie de St-Gobain	2,199	0.67%	EUR	91	4/15/15	Morgan Stanley Capital Services	(7,789)
Receive	Cigna Corp.	1,387	0.42%	USD	125	4/15/15	Morgan Stanley Capital Services	(4,943)
Receive	Cineplex, Inc.	804	1.50%	CAD	34	4/15/15	Morgan Stanley Capital Services	(1,078)
Receive	Cineplex, Inc.	4,056	1.50%		170	4/15/15	Morgan Stanley Capital Services	(5,443)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	125

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Clariant AG	4,578	0.52%	CHF	78	4/15/15	Morgan Stanley Capital Services	$501
Receive	Clorox Co. (The)	2,562	0.42%	USD	230	4/15/15	Morgan Stanley Capital Services	(3,647)
Receive	Coca-Cola Enterprises, Inc.	4,184	0.42%		187	4/15/15	Morgan Stanley Capital Services	(6,179)
Receive	Colgate-Palmolive Co.	1,071	0.42%		69	4/15/15	Morgan Stanley Capital Services	(3,813)
Receive	Colgate-Palmolive Co.	1,828	0.42%		118	4/15/15	Morgan Stanley Capital Services	(6,507)
Receive	Commonwealth Bank of Australia	45	3.09%	AUD	3	4/15/15	Morgan Stanley Capital Services	(82)
Receive	Commonwealth Bank of Australia	2,153	3.09%		164	4/15/15	Morgan Stanley Capital Services	(3,943)
Receive	Commonwealth Property Office Fund	53,350	0.50%		65	4/15/15	Morgan Stanley Capital Services	196
Receive	Compass Group PLC	8,882	1.02%	GBP	86	4/15/15	Morgan Stanley Capital Services	(8,285)
Receive	ConocoPhillips	74	0.42%	USD	5	4/15/15	Morgan Stanley Capital Services	(232)
Receive	ConocoPhillips	467	0.42%		32	4/15/15	Morgan Stanley Capital Services	(1,467)
Receive	ConocoPhillips	1,311	0.42%		89	4/15/15	Morgan Stanley Capital Services	(4,118)
Receive	Constellation Software, Inc./Canada	524	1.50%	CAD	119	4/15/15	Morgan Stanley Capital Services	6,087

126	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Continental Resources, Inc./OK	975	0.42%	USD	106	4/15/15	Morgan Stanley Capital Services	$1,583
Receive	Copa Holdings SA	971	0.42%		154	4/15/15	Morgan Stanley Capital Services	(26,794)
Receive	CR Bard, Inc.	973	0.42%		132	4/15/15	Morgan Stanley Capital Services	(6,257)
Receive	Credit Agricole SA	4,772	0.73%	EUR	51	4/15/15	Morgan Stanley Capital Services	(4,210)
Receive	CSL Ltd.	1,736	3.09%	AUD	118	4/15/15	Morgan Stanley Capital Services	3,891
Receive	CSR Corp. Ltd.	55,000	0.71%	HKD	333	4/15/15	Morgan Stanley Capital Services	(2,936)
Receive	CSX Corp.	3,417	0.42%	USD	100	4/15/15	Morgan Stanley Capital Services	(7,943)
Receive	CVS Caremark Corp.	2,695	0.42%		184	4/15/15	Morgan Stanley Capital Services	(1,588)
Receive	Cytec Industries, Inc.	1,080	0.42%		101	4/15/15	Morgan Stanley Capital Services	(4,076)
Receive	Danaher Corp.	1,322	0.42%		103	4/15/15	Morgan Stanley Capital Services	(5,066)
Receive	Davis + Henderson Corp.	929	1.50%	CAD	27	4/15/15	Morgan Stanley Capital Services	(1,231)
Receive	Davis + Henderson Corp.	2,585	1.50%		76	4/15/15	Morgan Stanley Capital Services	(3,429)
Receive	Deere & Co.	141	0.42%	USD	13	4/15/15	Morgan Stanley Capital Services	(543)
Receive	Deere & Co.	1,463	0.42%		131	4/15/15	Morgan Stanley Capital Services	(5,638)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	127

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Derwent London PLC	38	1.02%	GBP	1	4/15/15	Morgan Stanley Capital Services	$(34)
Receive	Derwent London PLC	224	1.02%		6	4/15/15	Morgan Stanley Capital Services	(201)
Receive	Derwent London PLC	283	1.02%		7	4/15/15	Morgan Stanley Capital Services	(254)
Receive	Derwent London PLC	304	1.02%		8	4/15/15	Morgan Stanley Capital Services	(273)
Receive	Derwent London PLC	356	1.02%		9	4/15/15	Morgan Stanley Capital Services	(319)
Receive	Derwent London PLC	1,772	1.02%		45	4/15/15	Morgan Stanley Capital Services	(1,589)
Receive	Deutsche Post AG	400	0.73%	EUR	11	4/15/15	Morgan Stanley Capital Services	(388)
Receive	Deutsche Post AG	2,790	0.67%		73	4/15/15	Morgan Stanley Capital Services	(2,703)
Receive	Deutsche Telekom AG	610	0.73%		8	4/15/15	Morgan Stanley Capital Services	(539)
Receive	Deutsche Telekom AG	6,486	0.67%		82	4/15/15	Morgan Stanley Capital Services	(5,724)
Receive	Diageo PLC	413	1.02%	GBP	8	4/15/15	Morgan Stanley Capital Services	(1,210)
Receive	Diageo PLC	522	1.02%		10	4/15/15	Morgan Stanley Capital Services	(1,530)
Receive	Diageo PLC	1,659	1.02%		33	4/15/15	Morgan Stanley Capital Services	(4,862)
Receive	Direct Line Insurance Group PLC	35,153	1.02%		89	4/15/15	Morgan Stanley Capital Services	6,986

128	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DIRECTV	2,502	0.42%	USD	181	4/15/15	Morgan Stanley Capital Services	$(7,333)
Receive	Discover Financial Services	2,477	0.42%		136	4/15/15	Morgan Stanley Capital Services	(2,993)
Receive	DISH Network Corp.	2,643	0.42%		150	4/15/15	Morgan Stanley Capital Services	(683)
Receive	Dover Corp.	99	0.42%		10	4/15/15	Morgan Stanley Capital Services	(972)
Receive	Dover Corp.	986	0.42%		95	4/15/15	Morgan Stanley Capital Services	(9,677)
Receive	DTE Energy Co.	2,059	0.42%		135	4/15/15	Morgan Stanley Capital Services	5,230
Receive	DuluxGroup Ltd.	6,173	3.09%	AUD	34	4/15/15	Morgan Stanley Capital Services	(454)
Receive	DuluxGroup Ltd.	31,193	3.09%		169	4/15/15	Morgan Stanley Capital Services	(2,292)
Receive	Dun & Bradstreet Corp./The	866	0.42%	USD	97	4/15/15	Morgan Stanley Capital Services	(2,208)
Receive	East Japan Railway Co.	1,000	0.57%	JPY	8,206	4/15/15	Morgan Stanley Capital Services	(6,474)
Receive	East Japan Railway Co.	1,200	0.57%		9,847	4/15/15	Morgan Stanley Capital Services	(7,769)
Receive	easyJet PLC	3,581	1.02%	GBP	60	4/15/15	Morgan Stanley Capital Services	(2,511)
Receive	Eisai Co., Ltd.	8,300	0.57%	JPY	33,001	4/15/15	Morgan Stanley Capital Services	(5,823)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	129

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Electricite de France	1,540	0.63%	EUR	39		4/15/15	Morgan Stanley Capital Services	$(481)
Receive	Electrocomponents PLC	2,773	1.02%	GBP	8		4/15/15	Morgan Stanley Capital Services	(970)
Receive	Electrocomponents PLC	3,136	1.02%		9		4/15/15	Morgan Stanley Capital Services	(1,097)
Receive	Electrocomponents PLC	30,920	1.02%		88		4/15/15	Morgan Stanley Capital Services	(10,815)
Receive	Element Financial Corp.	3,123	1.50%	CAD	43		4/15/15	Morgan Stanley Capital Services	(2,939)
Receive	Elementis PLC	90	1.02%	GBP	– 0 –	*	4/15/15	Morgan Stanley Capital Services	(15)
Receive	Elementis PLC	741	1.02%		2		4/15/15	Morgan Stanley Capital Services	(124)
Receive	Elementis PLC	1,172	1.02%		3		4/15/15	Morgan Stanley Capital Services	(196)
Receive	Elementis PLC	1,443	1.02%		4		4/15/15	Morgan Stanley Capital Services	(242)
Receive	Elementis PLC	1,456	1.02%		4		4/15/15	Morgan Stanley Capital Services	(244)
Receive	Elementis PLC	1,519	1.02%		4		4/15/15	Morgan Stanley Capital Services	(255)
Receive	Elementis PLC	1,568	1.02%		4		4/15/15	Morgan Stanley Capital Services	(263)
Receive	Elementis PLC	1,692	1.02%		4		4/15/15	Morgan Stanley Capital Services	(284)

130	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Elementis PLC	1,757	1.02%	GBP	5	4/15/15	Morgan Stanley Capital Services	$(294)
Receive	Elementis PLC	1,757	1.02%		5	4/15/15	Morgan Stanley Capital Services	(294)
Receive	Elementis PLC	2,290	1.02%		6	4/15/15	Morgan Stanley Capital Services	(384)
Receive	Elementis PLC	2,413	1.02%		6	4/15/15	Morgan Stanley Capital Services	(404)
Receive	Elementis PLC	2,496	1.02%		7	4/15/15	Morgan Stanley Capital Services	(418)
Receive	Eli Lilly & Co.	2,898	0.42%	USD	155	4/15/15	Morgan Stanley Capital Services	1,715
Receive	Eli Lilly & Co.	877	0.42%		47	4/15/15	Morgan Stanley Capital Services	519
Receive	Essentra PLC	6,095	1.02%	GBP	52	4/15/15	Morgan Stanley Capital Services	(3,191)
Receive	Estee Lauder Cos., Inc./(The)	1,796	0.42%	USD	131	4/15/15	Morgan Stanley Capital Services	(7,454)
Receive	Ferrovial SA	7,742	0.67%	EUR	114	4/15/15	Morgan Stanley Capital Services	(5,291)
Receive	Finmeccanica SpA	4,618	0.73%		29	4/15/15	Morgan Stanley Capital Services	1,092
Receive	Finmeccanica SpA	2,656	0.73%		17	4/15/15	Morgan Stanley Capital Services	628
Receive	Fiserv, Inc.	342	0.42%	USD	20	4/15/15	Morgan Stanley Capital Services	(602)
Receive	Fiserv, Inc.	3,268	0.42%		189	4/15/15	Morgan Stanley Capital Services	(5,808)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	131

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Flight Centre Travel Group Ltd.	4,360	3.09%	AUD	201	4/15/15	Morgan Stanley Capital Services	$4,954
Receive	Flight Centre Travel Group Ltd.	441	3.09%		20	4/15/15	Morgan Stanley Capital Services	501
Receive	Fosun International Ltd.	72,500	0.71%	HKD	591	4/15/15	Morgan Stanley Capital Services	1,823
Receive	Fuji Electric Co., Ltd.	14,000	0.57%	JPY	7,182	4/15/15	Morgan Stanley Capital Services	(9,660)
Receive	Fuji Electric Co., Ltd.	17,000	0.57%		8,721	4/15/15	Morgan Stanley Capital Services	(11,730)
Receive	Fuji Heavy Industries Ltd.	6,000	0.61%		18,264	4/15/15	Morgan Stanley Capital Services	(15,233)
Receive	FUJIFILM Holdings Corp.	1,500	0.57%		4,551	4/15/15	Morgan Stanley Capital Services	(840)
Receive	FUJIFILM Holdings Corp.	3,200	0.57%		9,709	4/15/15	Morgan Stanley Capital Services	(1,793)
Receive	Fujikura Ltd.	7,000	0.57%		3,430	4/15/15	Morgan Stanley Capital Services	(1,119)
Receive	Fujikura Ltd.	25,000	0.57%		12,250	4/15/15	Morgan Stanley Capital Services	(3,995)
Receive	Fujitsu Ltd.	20,000	0.57%		10,880	4/15/15	Morgan Stanley Capital Services	5,250
Receive	Galaxy Entertainment Group Ltd.	18,000	0.71%	HKD	1,400	4/15/15	Morgan Stanley Capital Services	(4,367)
Receive	Gamesa Corp. Tecnologica SA	2,740	0.73%	EUR	24	4/15/15	Morgan Stanley Capital Services	(2,141)
Receive	Gamesa Corp. Tecnologica SA	5,751	0.67%		50	4/15/15	Morgan Stanley Capital Services	(4,491)

132	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Gap, Inc. (The)	3,113	0.42%	USD	117	4/15/15	Morgan Stanley Capital Services	$1,726
Receive	Gas Natural SDG SA	7,669	0.67%	EUR	144	4/15/15	Morgan Stanley Capital Services	(4,350)
Receive	GDF Suez	3,654	0.67%		63	4/15/15	Morgan Stanley Capital Services	(3,882)
Receive	General Motors Co.	984	0.42%	USD	39	4/15/15	Morgan Stanley Capital Services	(3,253)
Receive	General Motors Co.	2,379	0.42%		94	4/15/15	Morgan Stanley Capital Services	(7,866)
Receive	Gentex Corp./MI	3,234	0.42%		108	4/15/15	Morgan Stanley Capital Services	(3,640)
Receive	Genworth MI Canada, Inc.	4,154	1.50%	CAD	151	4/15/15	Morgan Stanley Capital Services	(11,711)
Receive	GKN PLC	2,146	1.02%	GBP	9	4/15/15	Morgan Stanley Capital Services	(360)
Receive	GKN PLC	2,152	1.02%		9	4/15/15	Morgan Stanley Capital Services	(361)
Receive	GKN PLC	24,220	1.02%		98	4/15/15	Morgan Stanley Capital Services	(4,058)
Receive	GlaxoSmithKline PLC	437	1.02%		7	4/15/15	Morgan Stanley Capital Services	(403)
Receive	GlaxoSmithKline PLC	552	1.02%		9	4/15/15	Morgan Stanley Capital Services	(508)
Receive	GlaxoSmithKline PLC	4,813	1.02%		78	4/15/15	Morgan Stanley Capital Services	(4,434)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	133

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Go-Ahead Group PLC	2,571	1.02%	GBP	50	4/15/15	Morgan Stanley Capital Services	$1,433
Receive	Go-Ahead Group PLC	1,250	1.02%		24	4/15/15	Morgan Stanley Capital Services	697
Receive	Go-Ahead Group PLC	480	1.02%		9	4/15/15	Morgan Stanley Capital Services	268
Receive	Go-Ahead Group PLC	318	1.02%		6	4/15/15	Morgan Stanley Capital Services	177
Receive	Go-Ahead Group PLC	288	1.02%		6	4/15/15	Morgan Stanley Capital Services	161
Receive	Goldcorp, Inc.	1,715	1.50%	CAD	42	4/15/15	Morgan Stanley Capital Services	5,383
Receive	Goldman Sachs Group, Inc./(The)	850	0.42%	USD	152	4/15/15	Morgan Stanley Capital Services	(12,478)
Receive	Goodman Group	7,891	3.09%	AUD	37	4/15/15	Morgan Stanley Capital Services	(392)
Receive	Goodman Group	32,231	3.09%		152	4/15/15	Morgan Stanley Capital Services	(1,600)
Receive	Goodyear Tire & Rubber Co. (The)	1,146	0.42%	USD	29	4/15/15	Morgan Stanley Capital Services	(1,781)
Receive	Goodyear Tire & Rubber Co. (The)	3,410	0.42%		86	4/15/15	Morgan Stanley Capital Services	(5,299)
Receive	Great Eastern Holdings Ltd.	2,000	0.86%	SGD	36	4/15/15	Morgan Stanley Capital Services	(410)
Receive	Great Eastern Holdings Ltd.	17,700	0.86%		315	4/15/15	Morgan Stanley Capital Services	(3,629)

134	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Great-West Lifeco, Inc.	1,098	1.50%	CAD	35	4/15/15	Morgan Stanley Capital Services	$(402)
Receive	Great-West Lifeco, Inc.	3,349	1.50%		107	4/15/15	Morgan Stanley Capital Services	(1,229)
Receive	Gtech SpA	2,748	0.63%	EUR	63	4/15/15	Morgan Stanley Capital Services	(879)
Receive	Guangdong Investment Ltd.	154,000	0.71%	HKD	1,152	4/15/15	Morgan Stanley Capital Services	(6,355)
Receive	Halfords Group PLC	11,200	1.02%	GBP	52	4/15/15	Morgan Stanley Capital Services	(716)
Receive	Hanesbrands, Inc.	1,483	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	2,520
Receive	Hanesbrands, Inc.	19	0.42%		1	4/15/15	Morgan Stanley Capital Services	32
Receive	Harris Corp.	588	0.42%		41	4/15/15	Morgan Stanley Capital Services	(418)
Receive	Harris Corp.	850	0.42%		60	4/15/15	Morgan Stanley Capital Services	(601)
Receive	Hartford Financial Services Group, Inc.	3,160	0.42%		114	4/15/15	Morgan Stanley Capital Services	(8,785)
Receive	Harvey Norman Holdings Ltd.	7,620	3.09%	AUD	25	4/15/15	Morgan Stanley Capital Services	(1,739)
Receive	Harvey Norman Holdings Ltd.	10,601	3.09%		34	4/15/15	Morgan Stanley Capital Services	(2,419)
Receive	Harvey Norman Holdings Ltd.	22,501	3.09%		73	4/15/15	Morgan Stanley Capital Services	(5,135)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	135

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hays PLC	3,848	1.02%	GBP	5	4/15/15	Morgan Stanley Capital Services	$(449)
Receive	Hays PLC	5,965	1.02%		8	4/15/15	Morgan Stanley Capital Services	(696)
Receive	Hays PLC	7,526	1.02%		11	4/15/15	Morgan Stanley Capital Services	(878)
Receive	Hays PLC	61,898	1.02%		86	4/15/15	Morgan Stanley Capital Services	(7,224)
Receive	HCA Holdings, Inc.	2,026	0.42%	USD	98	4/15/15	Morgan Stanley Capital Services	3,867
Receive	Helmerich & Payne, Inc.	1,171	0.42%		99	4/15/15	Morgan Stanley Capital Services	3,935
Receive	Hengan International Group Co., Ltd.	5,500	0.71%	HKD	493	4/15/15	Morgan Stanley Capital Services	(4,289)
Receive	Hennes & Mauritz AB	1,332	1.37%	SEK	389	4/15/15	Morgan Stanley Capital Services	(2,084)
Receive	Hershey Co. (The)	1,184	0.42%	USD	116	4/15/15	Morgan Stanley Capital Services	1,403
Receive	Hershey Co. (The)	727	0.42%		71	4/15/15	Morgan Stanley Capital Services	862
Receive	Hershey Co. (The)	522	0.42%		51	4/15/15	Morgan Stanley Capital Services	619
Receive	Hess Corp.	1,182	0.42%		92	4/15/15	Morgan Stanley Capital Services	(2,592)
Receive	Hess Corp.	1,580	0.42%		123	4/15/15	Morgan Stanley Capital Services	(3,463)

136	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hino Motors Ltd.	7,000	0.57%	JPY	11,347	4/15/15	Morgan Stanley Capital Services	$(9,221)
Receive	Hitachi Ltd.	5,000	0.57%		4,335	4/15/15	Morgan Stanley Capital Services	(4,322)
Receive	Hitachi Ltd.	22,000	0.61%		19,074	4/15/15	Morgan Stanley Capital Services	(19,018)
Receive	Home Capital Group, Inc.	727	1.50%	CAD	57	4/15/15	Morgan Stanley Capital Services	(859)
Receive	Hospira, Inc.	2,411	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	3,505
Receive	Howden Joinery Group PLC	14,867	1.02%	GBP	51	4/15/15	Morgan Stanley Capital Services	32
Receive	Howden Joinery Group PLC	9,767	1.02%		33	4/15/15	Morgan Stanley Capital Services	21
Receive	Howden Joinery Group PLC	4,421	1.02%		15	4/15/15	Morgan Stanley Capital Services	10
Receive	Howden Joinery Group PLC	2,820	1.02%		10	4/15/15	Morgan Stanley Capital Services	6
Receive	Howden Joinery Group PLC	2,420	1.02%		8	4/15/15	Morgan Stanley Capital Services	5
Receive	Huaneng Renewables Corp., Ltd.	252,000	0.71%	HKD	885	4/15/15	Morgan Stanley Capital Services	(8,616)
Receive	Hugo Boss AG	633	0.73%	EUR	61	4/15/15	Morgan Stanley Capital Services	(2,208)
Receive	Humana, Inc.	1,273	0.42%	USD	124	4/15/15	Morgan Stanley Capital Services	198
Receive	Humana, Inc.	527	0.42%		51	4/15/15	Morgan Stanley Capital Services	81

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	137

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hunting PLC	6,327	1.02%	GBP	48	4/15/15	Morgan Stanley Capital Services	$(1,243)
Receive	Hysan Development Co., Ltd.	36,000	0.71%	HKD	1,208	4/15/15	Morgan Stanley Capital Services	(13,685)
Receive	Idemitsu Kosan Co., Ltd.	10,000	0.57%	JPY	24,010	4/15/15	Morgan Stanley Capital Services	(13,186)
Receive	IG Group Holdings PLC	8,312	1.02%	GBP	52	4/15/15	Morgan Stanley Capital Services	(598)
Receive	Illinois Tool Works, Inc.	2,704	0.42%	USD	223	4/15/15	Morgan Stanley Capital Services	(9,876)
Receive	IMI PLC	324	1.02%	GBP	5	4/15/15	Morgan Stanley Capital Services	(399)
Receive	IMI PLC	513	1.02%		8	4/15/15	Morgan Stanley Capital Services	(631)
Receive	IMI PLC	5,980	1.02%		94	4/15/15	Morgan Stanley Capital Services	(7,360)
Receive	Industrial-Alliance Life Insurance Co.	4,502	1.50%	CAD	208	4/15/15	Morgan Stanley Capital Services	(7,256)
Receive	ING Groep NV	3,550	0.73%	EUR	39	4/15/15	Morgan Stanley Capital Services	(5,462)
Receive	ING Groep NV	5,119	0.67%		56	4/15/15	Morgan Stanley Capital Services	(7,873)
Receive	Insurance Australia Group Ltd.	25,593	3.09%	AUD	146	4/15/15	Morgan Stanley Capital Services	(5,233)
Receive	International Consolidated Airlines Group SA	17,770	1.02%	GBP	78	4/15/15	Morgan Stanley Capital Services	(6,778)

138	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	International Flavors & Fragrances, Inc.	1,935	0.42%	USD	167	4/15/15	Morgan Stanley Capital Services	$749
Receive	Intesa Sanpaolo SpA	45,693	0.67%	EUR	92	4/15/15	Morgan Stanley Capital Services	(995)
Receive	Investor AB	3,162	1.37%	SEK	691	4/15/15	Morgan Stanley Capital Services	(3,286)
Receive	Izumi Co., Ltd.	3,200	0.57%	JPY	10,656	4/15/15	Morgan Stanley Capital Services	(7,429)
Receive	Japan Tobacco, Inc.	4,800	0.57%		15,461	4/15/15	Morgan Stanley Capital Services	(3,184)
Receive	JB Hi-Fi Ltd.	648	3.09%	AUD	14	4/15/15	Morgan Stanley Capital Services	(1,723)
Receive	JB Hi-Fi Ltd.	2,203	3.09%		46	4/15/15	Morgan Stanley Capital Services	(5,852)
Receive	JB Hi-Fi Ltd.	3,120	3.09%		66	4/15/15	Morgan Stanley Capital Services	(8,296)
Receive	Jean Coutu Group PJC, Inc. (The)	2,204	1.50%	CAD	41	4/15/15	Morgan Stanley Capital Services	1,443
Receive	Jean Coutu Group PJC, Inc. (The)	1,178	1.50%		22	4/15/15	Morgan Stanley Capital Services	772
Receive	JFE Holdings, Inc.	2,100	0.57%	JPY	4,853	4/15/15	Morgan Stanley Capital Services	(3,993)
Receive	JFE Holdings, Inc.	3,100	0.57%		7,164	4/15/15	Morgan Stanley Capital Services	(5,895)
Receive	Johnson Electric Holdings Ltd.	60,500	0.71%	HKD	439	4/15/15	Morgan Stanley Capital Services	(2,597)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	139

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Johnson Matthey PLC	22	1.02%	GBP	1	4/15/15	Morgan Stanley Capital Services	$(70)
Receive	Johnson Matthey PLC	279	1.02%		10	4/15/15	Morgan Stanley Capital Services	(894)
Receive	Johnson Matthey PLC	292	1.02%		10	4/15/15	Morgan Stanley Capital Services	(936)
Receive	Johnson Matthey PLC	357	1.02%		12	4/15/15	Morgan Stanley Capital Services	(1,144)
Receive	Johnson Matthey PLC	971	1.02%		33	4/15/15	Morgan Stanley Capital Services	(3,111)
Receive	Kakaku.com, Inc.	6,400	0.57%	JPY	13,133	4/15/15	Morgan Stanley Capital Services	(7,559)
Receive	Kandenko Co., Ltd.	9,000	0.57%		5,238	4/15/15	Morgan Stanley Capital Services	(5,414)
Receive	Kandenko Co., Ltd.	13,000	0.57%		7,566	4/15/15	Morgan Stanley Capital Services	(7,819)
Receive	Kawasaki Kisen Kaisha Ltd.	46,000	0.57%		11,822	4/15/15	Morgan Stanley Capital Services	(8,508)
Receive	KBC Groep NV	2,128	0.67%	EUR	98	4/15/15	Morgan Stanley Capital Services	(7,018)
Receive	Kentz Corp., Ltd.	10,150	1.02%	GBP	69	4/15/15	Morgan Stanley Capital Services	(3,749)
Receive	Kering	30	0.73%	EUR	5	4/15/15	Morgan Stanley Capital Services	(90)
Receive	Kering	344	0.67%		52	4/15/15	Morgan Stanley Capital Services	(1,026)

140	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Keycorp	8,850	0.42%	USD	121	4/15/15	Morgan Stanley Capital Services	$(8,160)
Receive	Kintetsu Corp.	30,000	0.57%	JPY	11,100	4/15/15	Morgan Stanley Capital Services	(5,520)
Receive	Kissei Pharmaceutical Co., Ltd.	1,800	0.57%		4,680	4/15/15	Morgan Stanley Capital Services	(3,343)
Receive	Kissei Pharmaceutical Co., Ltd.	4,000	0.61%		10,400	4/15/15	Morgan Stanley Capital Services	(7,431)
Receive	KLA-Tencor Corp.	525	0.42%	USD	34	4/15/15	Morgan Stanley Capital Services	(1,270)
Receive	KLA-Tencor Corp.	1,591	0.42%		102	4/15/15	Morgan Stanley Capital Services	(3,850)
Receive	Konica Minolta, Inc.	7,500	0.61%	JPY	8,228	4/15/15	Morgan Stanley Capital Services	(1,368)
Receive	Koninklijke Ahold NV	1,918	0.73%	EUR	25	4/15/15	Morgan Stanley Capital Services	(2,127)
Receive	Koninklijke Ahold NV	2,987	0.73%		39	4/15/15	Morgan Stanley Capital Services	(3,312)
Receive	Kroger Co. (The)	2,625	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	(8,311)
Receive	Lancashire Holdings Ltd.	373	1.02%	GBP	3	4/15/15	Morgan Stanley Capital Services	(121)
Receive	Lancashire Holdings Ltd.	554	1.02%		4	4/15/15	Morgan Stanley Capital Services	(180)
Receive	Lancashire Holdings Ltd.	559	1.02%		4	4/15/15	Morgan Stanley Capital Services	(182)
Receive	Lancashire Holdings Ltd.	706	1.02%		5	4/15/15	Morgan Stanley Capital Services	(230)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	141

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Lancashire Holdings Ltd.	808	1.02%	GBP	6	4/15/15	Morgan Stanley Capital Services	$(263)
Receive	Lancashire Holdings Ltd.	865	1.02%		7	4/15/15	Morgan Stanley Capital Services	(282)
Receive	Lancashire Holdings Ltd.	891	1.02%		7	4/15/15	Morgan Stanley Capital Services	(290)
Receive	Lancashire Holdings Ltd.	4,623	1.02%		36	4/15/15	Morgan Stanley Capital Services	(1,505)
Receive	LANXESS AG	1,327	0.67%	EUR	63	4/15/15	Morgan Stanley Capital Services	1,608
Receive	Linamar Corp.	1,432	1.50%	CAD	64	4/15/15	Morgan Stanley Capital Services	(2,502)
Receive	Linear Technology Corp.	5,947	0.42%	USD	274	4/15/15	Morgan Stanley Capital Services	(9,557)
Receive	LIXIL Group Corp.	3,700	0.57%	JPY	10,982	4/15/15	Morgan Stanley Capital Services	(12,222)
Receive	Lloyds Banking Group PLC	9,812	1.02%	GBP	8	4/15/15	Morgan Stanley Capital Services	(545)
Receive	Lloyds Banking Group PLC	16,325	1.02%		14	4/15/15	Morgan Stanley Capital Services	(906)
Receive	Lloyds Banking Group PLC	36,763	1.02%		32	4/15/15	Morgan Stanley Capital Services	(2,041)
Receive	Lloyds Banking Group PLC	40,860	1.02%		35	4/15/15	Morgan Stanley Capital Services	(2,268)
Receive	London Stock Exchange Group PLC	3,084	1.02%		56	4/15/15	Morgan Stanley Capital Services	262

142	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	London Stock Exchange Group PLC	1,174	1.02%	GBP	21	4/15/15	Morgan Stanley Capital Services	$100
Receive	London Stock Exchange Group PLC	832	1.02%		15	4/15/15	Morgan Stanley Capital Services	71
Receive	London Stock Exchange Group PLC	582	1.02%		11	4/15/15	Morgan Stanley Capital Services	49
Receive	London Stock Exchange Group PLC	462	1.02%		8	4/15/15	Morgan Stanley Capital Services	39
Receive	Longfor Properties Co., Ltd.	50,000	0.71%	HKD	566	4/15/15	Morgan Stanley Capital Services	(3,883)
Receive	Lowe’s Cos., Inc.	1,741	0.42%	USD	84	4/15/15	Morgan Stanley Capital Services	(3,495)
Receive	LPL Financial Holdings, Inc.	3,283	0.42%		173	4/15/15	Morgan Stanley Capital Services	2,469
Receive	LyondellBasell Industries NV	226	0.42%		19	4/15/15	Morgan Stanley Capital Services	(905)
Receive	LyondellBasell Industries NV	527	0.42%		44	4/15/15	Morgan Stanley Capital Services	(2,109)
Receive	LyondellBasell Industries NV	1,708	0.42%		141	4/15/15	Morgan Stanley Capital Services	(6,836)
Receive	Macy’s, Inc.	2,561	0.42%		143	4/15/15	Morgan Stanley Capital Services	(6,680)
Receive	Magellan Financial Group Ltd.	3,480	0.50%	AUD	39	4/15/15	Morgan Stanley Capital Services	(137)
Receive	Magellan Financial Group Ltd.	8,034	3.09%		91	4/15/15	Morgan Stanley Capital Services	(549)
Receive	Magna International, Inc.	1,447	1.50%	CAD	135	4/15/15	Morgan Stanley Capital Services	1,857

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	143

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Magnit OJSC	1,970	0.42%	USD	121	4/15/15	Morgan Stanley Capital Services	$(17,378)
Receive	Mapfre SA	21,584	0.73%	EUR	74	4/15/15	Morgan Stanley Capital Services	(11,164)
Receive	Marathon Oil Corp.	2,731	0.42%	USD	93	4/15/15	Morgan Stanley Capital Services	(3,358)
Receive	Marvell Technology Group Ltd.	6,429	0.42%		100	4/15/15	Morgan Stanley Capital Services	(3,808)
Receive	MasterCard, Inc.	1,760	0.42%		231	6/15/14	Morgan Stanley Capital Services	(11,736)
Receive	McGraw Hill Financial, Inc.	1,789	0.42%		138	4/15/15	Morgan Stanley Capital Services	(2,311)
Receive	Merck KGaA	60	0.73%	EUR	8	4/15/15	Morgan Stanley Capital Services	(1,435)
Receive	Merck KGaA	514	0.67%		68	4/15/15	Morgan Stanley Capital Services	(12,287)
Receive	Methanex Corp.	2,133	1.50%	CAD	141	4/15/15	Morgan Stanley Capital Services	1,324
Receive	Methanex Corp.	424	1.50%		28	4/15/15	Morgan Stanley Capital Services	264
Receive	MetLife, Inc.	3,010	0.42%	USD	164	4/15/15	Morgan Stanley Capital Services	(15,887)
Receive	Metro AG	1,748	0.73%	EUR	63	4/15/15	Morgan Stanley Capital Services	(13,171)
Receive	MGM China Holdings Ltd.	39,200	0.71%	HKD	1,331	4/15/15	Morgan Stanley Capital Services	(17,822)

144	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Michael Page International PLC	21	1.02%	GBP	– 0 –	*	4/15/15	Morgan Stanley Capital Services	$(12)
Receive	Michael Page International PLC	330	1.02%		2		4/15/15	Morgan Stanley Capital Services	(189)
Receive	Michael Page International PLC	341	1.02%		2		4/15/15	Morgan Stanley Capital Services	(196)
Receive	Michael Page International PLC	358	1.02%		2		4/15/15	Morgan Stanley Capital Services	(206)
Receive	Michael Page International PLC	378	1.02%		2		4/15/15	Morgan Stanley Capital Services	(217)
Receive	Michael Page International PLC	401	1.02%		2		4/15/15	Morgan Stanley Capital Services	(230)
Receive	Michael Page International PLC	644	1.02%		3		4/15/15	Morgan Stanley Capital Services	(370)
Receive	Michael Page International PLC	756	1.02%		4		4/15/15	Morgan Stanley Capital Services	(434)
Receive	Michael Page International PLC	868	1.02%		4		4/15/15	Morgan Stanley Capital Services	(498)
Receive	Michael Page International PLC	919	1.02%		4		4/15/15	Morgan Stanley Capital Services	(528)
Receive	Michael Page International PLC	1,026	1.02%		5		4/15/15	Morgan Stanley Capital Services	(589)
Receive	Michael Page International PLC	1,092	1.02%		5		4/15/15	Morgan Stanley Capital Services	(627)
Receive	Michael Page International PLC	1,198	1.02%		6		4/15/15	Morgan Stanley Capital Services	(688)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	145

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Michael Page International PLC	1,256	1.02%	GBP	6	4/15/15	Morgan Stanley Capital Services	$(721)
Receive	Michael Page International PLC	1,328	1.02%		6	4/15/15	Morgan Stanley Capital Services	(762)
Receive	Michael Page International PLC	2,417	1.02%		12	4/15/15	Morgan Stanley Capital Services	(1,388)
Receive	Michael Page International PLC	4,304	1.02%		21	4/15/15	Morgan Stanley Capital Services	(2,471)
Receive	Microsoft Corp.	4,084	0.42%	USD	150	4/15/15	Morgan Stanley Capital Services	4,427
Receive	Mineral Resources Ltd.	6,120	3.09%	AUD	65	4/15/15	Morgan Stanley Capital Services	2,941
Receive	Mineral Resources Ltd.	2,897	3.09%		31	4/15/15	Morgan Stanley Capital Services	1,392
Receive	Mitsubishi UFJ Financial Group, Inc.	5,500	0.57%	JPY	3,713	4/15/15	Morgan Stanley Capital Services	(3,280)
Receive	Mitsubishi UFJ Financial Group, Inc.	23,500	0.61%		15,863	4/15/15	Morgan Stanley Capital Services	(14,015)
Receive	Mizuho Financial Group, Inc.	38,900	0.57%		9,103	4/15/15	Morgan Stanley Capital Services	(6,671)
Receive	Mizuho Financial Group, Inc.	98,400	0.57%		23,026	4/15/15	Morgan Stanley Capital Services	(16,874)
Receive	Motorola, Inc.	1,479	0.42%	USD	97	4/15/15	Morgan Stanley Capital Services	(2,706)
Receive	Muenchener Rueckversi-cherungs AG	393	0.63%	EUR	62	4/15/15	Morgan Stanley Capital Services	(2,406)

146	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Murphy Oil Corp.	677	0.42%	USD	43	4/15/15	Morgan Stanley Capital Services	$(4,292)
Receive	Murphy Oil Corp.	981	0.42%		62	4/15/15	Morgan Stanley Capital Services	(6,219)
Receive	Murphy Oil Corp.	1,865	0.42%		117	4/15/15	Morgan Stanley Capital Services	(11,823)
Receive	Mylan, Inc./PA	3,343	0.42%		152	4/15/15	Morgan Stanley Capital Services	(210)
Receive	Namco Bandai Holdings, Inc.	6,100	0.57%	JPY	13,719	4/15/15	Morgan Stanley Capital Services	4,132
Receive	Namco Bandai Holdings, Inc.	2,100	0.57%		4,723	4/15/15	Morgan Stanley Capital Services	1,419
Receive	National Australia Bank Ltd.	1,273	3.09%	AUD	43	4/15/15	Morgan Stanley Capital Services	(726)
Receive	National Bank of Canada	251	1.50%	CAD	22	4/15/15	Morgan Stanley Capital Services	(1,041)
Receive	National Bank of Canada	2,188	1.50%		193	4/15/15	Morgan Stanley Capital Services	(9,079)
Receive	NEC Corp.	37,000	0.57%	JPY	10,212	4/15/15	Morgan Stanley Capital Services	6,951
Receive	NEC Corp.	10,000	0.57%		2,760	4/15/15	Morgan Stanley Capital Services	1,879
Receive	Nestle SA	1,289	0.52%	CHF	86	4/15/15	Morgan Stanley Capital Services	(1,361)
Receive	News Corp.	7,233	0.42%	USD	124	4/15/15	Morgan Stanley Capital Services	(9,062)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	147

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Next PLC	1,624	1.02%	GBP	101	4/15/15	Morgan Stanley Capital Services	$314
Receive	NextEra Energy, Inc.	829	0.42%	USD	72	4/15/15	Morgan Stanley Capital Services	4,242
Receive	NextEra Energy, Inc.	798	0.42%		69	4/15/15	Morgan Stanley Capital Services	4,083
Receive	Nihon Kohden Corp.	1,800	0.57%	JPY	7,038	4/15/15	Morgan Stanley Capital Services	1,272
Receive	Nihon Kohden Corp.	1,500	0.57%		5,865	4/15/15	Morgan Stanley Capital Services	1,060
Receive	Nihon Kohden Corp.	500	0.57%		1,955	4/15/15	Morgan Stanley Capital Services	352
Receive	Nihon Nohyaku Co., Ltd.	9,000	0.57%		14,193	4/15/15	Morgan Stanley Capital Services	(13,368)
Receive	Nippon Express Co., Ltd.	23,000	0.57%		11,661	4/15/15	Morgan Stanley Capital Services	(6,125)
Receive	Nippon Meat Packers, Inc.	5,000	0.57%		9,100	4/15/15	Morgan Stanley Capital Services	(3,945)
Receive	Nippon Paper Industries Co., Ltd.	2,800	0.57%		5,370	4/15/15	Morgan Stanley Capital Services	(2,178)
Receive	Nippon Paper Industries Co., Ltd.	5,900	0.57%		11,316	4/15/15	Morgan Stanley Capital Services	(4,590)
Receive	Nordstrom, Inc.	2,240	0.42%	USD	136	4/15/15	Morgan Stanley Capital Services	(7,681)
Receive	Northland Power, Inc.	8,829	1.50%	CAD	142	4/15/15	Morgan Stanley Capital Services	1,907
Receive	Northland Power, Inc.	1,013	1.50%		16	4/15/15	Morgan Stanley Capital Services	219

148	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Novartis AG	1,548	0.52%	CHF	114	4/15/15	Morgan Stanley Capital Services	$(3,161)
Receive	Novo Nordisk A/S	3,400	0.64%	DKK	713	4/15/15	Morgan Stanley Capital Services	5,624
Receive	Novo Nordisk A/S	550	0.64%		115	4/15/15	Morgan Stanley Capital Services	909
Receive	Novozymes A/S	1,627	0.64%		384	4/15/15	Morgan Stanley Capital Services	887
Receive	Novozymes A/S	530	0.64%		125	4/15/15	Morgan Stanley Capital Services	289
Receive	NVIDIA Corp.	2,487	0.42%	USD	40	4/15/15	Morgan Stanley Capital Services	(777)
Receive	NVIDIA Corp.	2,980	0.42%		48	4/15/15	Morgan Stanley Capital Services	(931)
Receive	NVIDIA Corp.	7,339	0.42%		117	4/15/15	Morgan Stanley Capital Services	(2,294)
Receive	O’Reilly Automotive, Inc.	108	0.42%		14	4/15/15	Morgan Stanley Capital Services	(235)
Receive	O’Reilly Automotive, Inc.	134	0.42%		18	4/15/15	Morgan Stanley Capital Services	(292)
Receive	O’Reilly Automotive, Inc.	653	0.42%		87	4/15/15	Morgan Stanley Capital Services	(1,424)
Receive	Occidental Petroleum Corp.	1,477	0.42%		135	4/15/15	Morgan Stanley Capital Services	(5,766)
Receive	Oil Search Ltd.	5,265	3.09%	AUD	42	4/15/15	Morgan Stanley Capital Services	(100)
Receive	Oil Search Ltd.	13,071	3.09%		105	4/15/15	Morgan Stanley Capital Services	(248)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	149

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Oil States International, Inc.	845	0.42%	USD	85	4/15/15	Morgan Stanley Capital Services	$(5,506)
Receive	Oji Holdings Corp.	23,000	0.57%	JPY	12,213	4/15/15	Morgan Stanley Capital Services	(11,183)
Receive	Omnicare, Inc.	1,691	0.42%	USD	105	4/15/15	Morgan Stanley Capital Services	152
Receive	Omnicare, Inc.	1,008	0.42%		63	4/15/15	Morgan Stanley Capital Services	91
Receive	Orient Overseas International Ltd.	9,500	0.71%	HKD	340	4/15/15	Morgan Stanley Capital Services	(4,129)
Receive	Oriental Land Co., Ltd./Japan	1,100	0.57%	JPY	16,808	4/15/15	Morgan Stanley Capital Services	2,383
Receive	ORIX Corp.	8,000	0.57%		13,976	4/15/15	Morgan Stanley Capital Services	(15,535)
Receive	Osaka Gas Co., Ltd.	41,000	0.61%		16,810	4/15/15	Morgan Stanley Capital Services	1,016
Receive	Otsuka Corp.	300	0.57%		3,666	4/15/15	Morgan Stanley Capital Services	(306)
Receive	Otsuka Corp.	600	0.57%		7,332	4/15/15	Morgan Stanley Capital Services	(612)
Receive	Otsuka Holdings Co., Ltd.	4,800	0.61%		15,202	4/15/15	Morgan Stanley Capital Services	(1,954)
Receive	Oversea-Chinese Banking Corp. Ltd.	7,000	0.86%	SGD	68	4/15/15	Morgan Stanley Capital Services	(2,503)
Receive	Pace PLC	15,050	1.02%	GBP	54	4/15/15	Morgan Stanley Capital Services	(1,237)

150	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Packaging Corp. of America	1,961	0.42%	USD	128	4/15/15	Morgan Stanley Capital Services	$(1,765)
Receive	Panasonic Corp.	8,600	0.57%	JPY	11,765	4/15/15	Morgan Stanley Capital Services	(17,744)
Receive	Pandora A/S	811	0.64%	DKK	253	4/15/15	Morgan Stanley Capital Services	870
Receive	PartnerRe Ltd.	2,460	0.42%	USD	246	4/15/15	Morgan Stanley Capital Services	(4,908)
Receive	Peyto Exploration & Development Corp.	765	1.50%	CAD	26	4/15/15	Morgan Stanley Capital Services	(693)
Receive	Peyto Exploration & Development Corp.	1,149	1.50%		39	4/15/15	Morgan Stanley Capital Services	(1,042)
Receive	Phillips 66	1,344	0.42%	USD	102	4/15/15	Morgan Stanley Capital Services	(3,308)
Receive	Ping An Insurance Group Co. of China, Ltd.	14,000	0.71%	HKD	961	4/15/15	Morgan Stanley Capital Services	(10,681)
Receive	Platinum Asset Management Ltd.	9,540	0.50%	AUD	65	4/15/15	Morgan Stanley Capital Services	200
Receive	Publicis Groupe SA	286	0.73%	EUR	19	4/15/15	Morgan Stanley Capital Services	(796)
Receive	Publicis Groupe SA	716	0.73%		48	4/15/15	Morgan Stanley Capital Services	(1,993)
Receive	QBE Insurance Group Ltd.	5,630	0.50%	AUD	65	4/15/15	Morgan Stanley Capital Services	(158)
Receive	Ramsay Health Care Ltd.	1,069	3.09%		47	4/15/15	Morgan Stanley Capital Services	(391)
Receive	Ramsay Health Care Ltd.	1,318	3.09%		58	4/15/15	Morgan Stanley Capital Services	(483)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	151

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Randstad Holding NV	304	0.73%	EUR	15	4/15/15	Morgan Stanley Capital Services	$(721)
Receive	Randstad Holding NV	1,793	0.67%		87	4/15/15	Morgan Stanley Capital Services	(4,249)
Receive	Raymond James Financial, Inc.	1,924	0.42%	USD	105	4/15/15	Morgan Stanley Capital Services	(6,692)
Receive	REA Group Ltd.	2,271	3.09%	AUD	94	4/15/15	Morgan Stanley Capital Services	(1,290)
Receive	REA Group Ltd.	1,630	0.50%		68	4/15/15	Morgan Stanley Capital Services	(1,402)
Receive	Red Electrica Corp. SA	2,246	0.67%	EUR	121	4/15/15	Morgan Stanley Capital Services	(6,538)
Receive	Reed Elsevier NV	840	0.73%		13	4/15/15	Morgan Stanley Capital Services	(700)
Receive	Reed Elsevier NV	4,395	0.67%		70	4/15/15	Morgan Stanley Capital Services	(3,777)
Receive	Reed Elsevier PLC	1,027	1.02%	GBP	10	4/15/15	Morgan Stanley Capital Services	(706)
Receive	Reed Elsevier PLC	1,296	1.02%		12	4/15/15	Morgan Stanley Capital Services	(891)
Receive	Reed Elsevier PLC	2,471	1.02%		23	4/15/15	Morgan Stanley Capital Services	(1,698)
Receive	Reed Elsevier PLC	3,763	1.02%		35	4/15/15	Morgan Stanley Capital Services	(2,586)
Receive	Reinsurance Group of America, Inc.	1,339	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	(3,537)

152	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Resona Holdings, Inc.	33,500	0.57%	JPY	18,425	4/15/15	Morgan Stanley Capital Services	$(3,795)
Receive	Rexam PLC	1,249	1.02%	GBP	6	4/15/15	Morgan Stanley Capital Services	(493)
Receive	Rexam PLC	1,576	1.02%		8	4/15/15	Morgan Stanley Capital Services	(622)
Receive	Rexam PLC	13,764	1.02%		71	4/15/15	Morgan Stanley Capital Services	(5,431)
Receive	Rightmove PLC	101	1.02%		3	4/15/15	Morgan Stanley Capital Services	(242)
Receive	Rightmove PLC	343	1.02%		9	4/15/15	Morgan Stanley Capital Services	(823)
Receive	Rightmove PLC	352	1.02%		9	4/15/15	Morgan Stanley Capital Services	(845)
Receive	Rightmove PLC	2,175	1.02%		58	4/15/15	Morgan Stanley Capital Services	(5,221)
Receive	Rio Tinto Ltd.	2,468	3.09%	AUD	159	4/15/15	Morgan Stanley Capital Services	1,320
Receive	Rio Tinto Ltd.	653	3.09%		42	4/15/15	Morgan Stanley Capital Services	349
Receive	Rockwell Automation, Inc.	867	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	(3,501)
Receive	Rolls-Royce Holdings PLC	919	1.02%	GBP	11	4/15/15	Morgan Stanley Capital Services	(932)
Receive	Rolls-Royce Holdings PLC	1,160	1.02%		14	4/15/15	Morgan Stanley Capital Services	(1,177)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	153

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Rolls-Royce Holdings PLC	2,058	1.02%	GBP	26	4/15/15	Morgan Stanley Capital Services	$(2,087)
Receive	Rolls-Royce Holdings PLC	2,782	1.02%		35	4/15/15	Morgan Stanley Capital Services	(2,822)
Receive	RONA, Inc.	3,433	1.50%	CAD	44	4/15/15	Morgan Stanley Capital Services	(1,225)
Receive	Royal Bank of Canada	2,294	1.50%		163	4/15/15	Morgan Stanley Capital Services	(4,473)
Receive	Royal Caribbean Cruises Ltd.	2,079	0.42%	USD	103	4/15/15	Morgan Stanley Capital Services	(328)
Receive	SA SA International Holdings Ltd.	56,000	0.71%	HKD	448	4/15/15	Morgan Stanley Capital Services	(4,044)
Receive	SA SA International Holdings Ltd.	126,000	0.71%		1,008	4/15/15	Morgan Stanley Capital Services	(9,100)
Receive	Safran SA	1,697	0.67%	EUR	91	4/15/15	Morgan Stanley Capital Services	(2,132)
Receive	Salvatore Ferragamo SpA	2,633	0.67%		63	4/15/15	Morgan Stanley Capital Services	(4,096)
Receive	SanDisk Corp.	525	0.42%	USD	38	4/15/15	Morgan Stanley Capital Services	(1,534)
Receive	SanDisk Corp.	595	0.42%		43	4/15/15	Morgan Stanley Capital Services	(1,738)
Receive	SanDisk Corp.	923	0.42%		67	4/15/15	Morgan Stanley Capital Services	(2,696)
Receive	Sands China Ltd.	28,900	0.71%	HKD	1,847	4/15/15	Morgan Stanley Capital Services	(15,997)

154	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Sankyu, Inc.	28,000	0.57%	JPY	11,396	4/15/15	Morgan Stanley Capital Services	$(6,144)
Receive	Santos Ltd.	1,442	3.09%	AUD	20	4/15/15	Morgan Stanley Capital Services	(1,056)
Receive	Santos Ltd.	7,243	3.09%		103	4/15/15	Morgan Stanley Capital Services	(5,302)
Receive	Schlumberger Ltd.	1,111	0.42%	USD	99	4/15/15	Morgan Stanley Capital Services	(1,481)
Receive	Schroders PLC	266	1.02%	GBP	7	4/15/15	Morgan Stanley Capital Services	(572)
Receive	Schroders PLC	282	1.02%		7	4/15/15	Morgan Stanley Capital Services	(607)
Receive	Schroders PLC	2,980	1.02%		77	4/15/15	Morgan Stanley Capital Services	(6,412)
Receive	Scripps Networks Interactive, Inc.	2,130	0.42%	USD	162	4/15/15	Morgan Stanley Capital Services	(7,586)
Receive	Seadrill Ltd.	2,460	2.10%	NOK	605	4/15/15	Morgan Stanley Capital Services	(8,142)
Receive	Seek Ltd.	2,250	0.50%	AUD	28	4/15/15	Morgan Stanley Capital Services	(244)
Receive	Seek Ltd.	5,666	3.09%		73	4/15/15	Morgan Stanley Capital Services	(2,737)
Receive	Seek Ltd.	9,222	3.09%		119	4/15/15	Morgan Stanley Capital Services	(4,455)
Receive	SEI Investments Co.	4,809	0.42%	USD	166	4/15/15	Morgan Stanley Capital Services	(2,430)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	155

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Seino Holdings Co., Ltd.	9,000	0.61%	JPY	9,585	4/15/15	Morgan Stanley Capital Services	$(8,856)
Receive	Sekisui House Ltd.	6,000	0.57%		8,982	4/15/15	Morgan Stanley Capital Services	(5,177)
Receive	Sekisui House Ltd.	6,200	0.57%		9,281	4/15/15	Morgan Stanley Capital Services	(5,350)
Receive	Shaftesbury PLC	596	1.02%	GBP	4	4/15/15	Morgan Stanley Capital Services	(159)
Receive	Shaftesbury PLC	597	1.02%		4	4/15/15	Morgan Stanley Capital Services	(160)
Receive	Shaftesbury PLC	619	1.02%		4	4/15/15	Morgan Stanley Capital Services	(165)
Receive	Shaftesbury PLC	627	1.02%		4	4/15/15	Morgan Stanley Capital Services	(168)
Receive	Shaftesbury PLC	681	1.02%		4	4/15/15	Morgan Stanley Capital Services	(182)
Receive	Shaftesbury PLC	861	1.02%		5	4/15/15	Morgan Stanley Capital Services	(230)
Receive	Shaftesbury PLC	992	1.02%		6	4/15/15	Morgan Stanley Capital Services	(265)
Receive	Shaftesbury PLC	1,901	1.02%		12	4/15/15	Morgan Stanley Capital Services	(508)
Receive	Shaftesbury PLC	2,183	1.02%		14	4/15/15	Morgan Stanley Capital Services	(583)
Receive	Shionogi & Co., Ltd.	9,000	0.57%	JPY	20,259	4/15/15	Morgan Stanley Capital Services	(14,978)

156	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Showa Corp.	5,900	0.57%	JPY	9,918	4/15/15	Morgan Stanley Capital Services	$(19,214)
Receive	Showa Shell Sekiyu KK	11,600	0.57%		11,902	4/15/15	Morgan Stanley Capital Services	(6,123)
Receive	Siemens AG	184	0.73%	EUR	19	4/15/15	Morgan Stanley Capital Services	(1,880)
Receive	Siemens AG	636	0.63%		64	4/15/15	Morgan Stanley Capital Services	(6,494)
Receive	SIG PLC	24,600	1.02%	GBP	53	4/15/15	Morgan Stanley Capital Services	(7,465)
Receive	Sihuan Pharmaceutical Holdings Group Ltd.	167,000	0.71%	HKD	1,319	4/15/15	Morgan Stanley Capital Services	8,849
Receive	Singapore Exchange Ltd.	18,000	0.86%	SGD	128	4/15/15	Morgan Stanley Capital Services	(4,019)
Receive	Singapore Post Ltd.	105,000	0.86%		142	4/15/15	Morgan Stanley Capital Services	(1,122)
Receive	Singapore Post Ltd.	114,000	0.86%		154	4/15/15	Morgan Stanley Capital Services	(1,218)
Receive	Sino Biopharmaceutical Ltd.	116,000	0.71%	HKD	788	4/15/15	Morgan Stanley Capital Services	(3,413)
Receive	SJM Holdings Ltd.	16,000	0.71%		412	4/15/15	Morgan Stanley Capital Services	(3,489)
Receive	Skandinaviska Enskilda Banken AB	9,425	1.37%	SEK	818	4/15/15	Morgan Stanley Capital Services	(3,497)
Receive	SKF AB	1,970	1.37%		339	4/15/15	Morgan Stanley Capital Services	387

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	157

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	SLM Corp.	3,734	0.42%	USD	102	4/15/15	Morgan Stanley Capital Services	$(16,744)
Receive	Smith & Nephew PLC	8,650	1.02%	GBP	75	4/15/15	Morgan Stanley Capital Services	455
Receive	Smith & Nephew PLC	700	1.02%		6	4/15/15	Morgan Stanley Capital Services	37
Receive	Smiths Group PLC	519	1.02%		8	4/15/15	Morgan Stanley Capital Services	(691)
Receive	Smiths Group PLC	795	1.02%		12	4/15/15	Morgan Stanley Capital Services	(1,059)
Receive	Smiths Group PLC	5,324	1.02%		81	4/15/15	Morgan Stanley Capital Services	(7,091)
Receive	SOHO China Ltd.	154,500	0.71%	HKD	987	4/15/15	Morgan Stanley Capital Services	(4,634)
Receive	Southern Copper Corp.	3,511	0.42%	USD	99	4/15/15	Morgan Stanley Capital Services	(535)
Receive	SP AusNet	110,406	3.09%	AUD	137	4/15/15	Morgan Stanley Capital Services	(366)
Receive	Square Enix Holdings Co., Ltd.	4,900	0.57%	JPY	8,560	4/15/15	Morgan Stanley Capital Services	54,344
Receive	Square Enix Holdings Co., Ltd.	3,200	0.57%		5,590	4/15/15	Morgan Stanley Capital Services	35,490
Receive	Starbucks Corp.	95	0.42%	USD	7	4/15/15	Morgan Stanley Capital Services	(483)
Receive	Starbucks Corp.	2,564	0.42%		195	4/15/15	Morgan Stanley Capital Services	(13,029)

158	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Starhub Ltd.	59,000	0.86%	SGD	249	4/15/15	Morgan Stanley Capital Services	$2,111
Receive	Statoil ASA	2,240	2.06%	NOK	344	4/15/15	Morgan Stanley Capital Services	(1,729)
Receive	Statoil ASA	3,738	2.06%		574	4/15/15	Morgan Stanley Capital Services	(2,886)
Receive	Stericycle, Inc.	59	0.42%	USD	7	4/15/15	Morgan Stanley Capital Services	(40)
Receive	Stericycle, Inc.	1,115	0.42%		131	4/15/15	Morgan Stanley Capital Services	(756)
Receive	Stryker Corp.	2,370	0.42%		185	4/15/15	Morgan Stanley Capital Services	(1,569)
Receive	Sumitomo Corp.	2,300	0.57%	JPY	3,059	4/15/15	Morgan Stanley Capital Services	(1,288)
Receive	Sumitomo Corp.	14,400	0.57%		19,152	4/15/15	Morgan Stanley Capital Services	(8,065)
Receive	Suncor Energy, Inc.	693	1.50%	CAD	26	4/15/15	Morgan Stanley Capital Services	(486)
Receive	Suncor Energy, Inc.	6,032	1.50%		225	4/15/15	Morgan Stanley Capital Services	(4,235)
Receive	Suncorp Group Ltd.	2,914	3.09%	AUD	38	4/15/15	Morgan Stanley Capital Services	(2,343)
Receive	Suncorp Group Ltd.	3,696	3.09%		48	4/15/15	Morgan Stanley Capital Services	(2,972)
Receive	Swiss Re AG	1,255	0.52%	CHF	102	4/15/15	Morgan Stanley Capital Services	(4,113)
Receive	T. Rowe Price Group, Inc.	2,589	0.42%	USD	217	4/15/15	Morgan Stanley Capital Services	(14,221)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	159

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Takara Holdings, Inc.	7,000	0.57%	JPY	6,433	4/15/15	Morgan Stanley Capital Services	$(6,523)
Receive	Takara Holdings, Inc.	8,000	0.57%		7,352	4/15/15	Morgan Stanley Capital Services	(7,455)
Receive	TDC A/S	4,697	0.64%	DKK	240	4/15/15	Morgan Stanley Capital Services	668
Receive	Technip SA	578	0.73%	EUR	39	4/15/15	Morgan Stanley Capital Services	(2,959)
Receive	Telenor ASA	1,408	2.06%	NOK	208	4/15/15	Morgan Stanley Capital Services	(3,841)
Receive	Telenor ASA	2,311	2.06%		341	4/15/15	Morgan Stanley Capital Services	(6,305)
Receive	TeliaSonera AB	6,720	1.37%	SEK	356	4/15/15	Morgan Stanley Capital Services	(4,676)
Receive	TELUS Corp.	1,660	1.50%	CAD	62	4/15/15	Morgan Stanley Capital Services	2,531
Receive	Tencent Holdings Ltd.	3,200	0.71%	HKD	1,627	4/15/15	Morgan Stanley Capital Services	14,706
Receive	Terna Rete Elettrica Nazionale SpA	11,483	0.73%	EUR	41	4/15/15	Morgan Stanley Capital Services	523
Receive	Tesco PLC	2,275	1.02%	GBP	8	4/15/15	Morgan Stanley Capital Services	(476)
Receive	Tesco PLC	2,840	1.02%		9	4/15/15	Morgan Stanley Capital Services	(594)
Receive	Tesco PLC	7,268	1.02%		24	4/15/15	Morgan Stanley Capital Services	(1,520)
Receive	Tesco PLC	9,420	1.02%		31	4/15/15	Morgan Stanley Capital Services	(1,969)

160	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Thomas Cook Group PLC	29,940	1.02%	GBP	56	4/15/15	Morgan Stanley Capital Services	$(3,177)
Receive	ThyssenKrupp AG	2,500	0.67%	EUR	46	4/15/15	Morgan Stanley Capital Services	1,705
Receive	ThyssenKrupp AG	800	0.73%		15	4/15/15	Morgan Stanley Capital Services	545
Receive	Tim Hortons, Inc.	336	1.50%	CAD	20	4/15/15	Morgan Stanley Capital Services	(731)
Receive	Tim Hortons, Inc.	1,010	1.50%		61	4/15/15	Morgan Stanley Capital Services	(2,199)
Receive	TJX Cos., Inc.	2,376	0.42%	USD	149	4/15/15	Morgan Stanley Capital Services	(12,354)
Receive	Toda Corp.	36,000	0.57%	JPY	13,572	4/15/15	Morgan Stanley Capital Services	(13,159)
Receive	Tokio Marine Holdings, Inc.	5,500	0.61%		18,486	4/15/15	Morgan Stanley Capital Services	(20,381)
Receive	Toll Holdings Ltd.	18,959	3.09%	AUD	109	4/15/15	Morgan Stanley Capital Services	(2,929)
Receive	Toppan Printing Co., Ltd.	16,000	0.61%	JPY	13,184	4/15/15	Morgan Stanley Capital Services	(12,395)
Receive	Toronto-Dominion Bank	1,681	1.50%	CAD	164	4/15/15	Morgan Stanley Capital Services	(2,018)
Receive	Total SA	1,682	0.73%	EUR	74	4/15/15	Morgan Stanley Capital Services	(3,667)
Receive	Tourmaline Oil Corp.	3,570	1.50%	CAD	165	4/15/15	Morgan Stanley Capital Services	2,926
Receive	Tourmaline Oil Corp.	410	1.50%		19	4/15/15	Morgan Stanley Capital Services	337

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	161

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Toyota Boshoku Corp.	3,600	0.57%	JPY	4,572	4/15/15	Morgan Stanley Capital Services	$(3,762)
Receive	Toyota Boshoku Corp.	6,200	0.57%		7,874	4/15/15	Morgan Stanley Capital Services	(6,479)
Receive	TPG Telecom Ltd.	10,720	0.50%	AUD	57	4/15/15	Morgan Stanley Capital Services	352
Receive	TPG Telecom Ltd.	11,429	3.09%		62	4/15/15	Morgan Stanley Capital Services	(693)
Receive	TransDigm Group, Inc.	372	0.42%	USD	64	4/15/15	Morgan Stanley Capital Services	(1,952)
Receive	TransDigm Group, Inc.	613	0.42%		106	4/15/15	Morgan Stanley Capital Services	(3,217)
Receive	Travis Perkins PLC	394	1.02%	GBP	7	4/15/15	Morgan Stanley Capital Services	(978)
Receive	Travis Perkins PLC	491	1.02%		9	4/15/15	Morgan Stanley Capital Services	(1,219)
Receive	Travis Perkins PLC	531	1.02%		10	4/15/15	Morgan Stanley Capital Services	(1,318)
Receive	Travis Perkins PLC	539	1.02%		10	4/15/15	Morgan Stanley Capital Services	(1,338)
Receive	Travis Perkins PLC	543	1.02%		10	4/15/15	Morgan Stanley Capital Services	(1,348)
Receive	Travis Perkins PLC	593	1.02%		11	4/15/15	Morgan Stanley Capital Services	(1,472)
Receive	Travis Perkins PLC	1,062	1.02%		20	4/15/15	Morgan Stanley Capital Services	(2,637)
Receive	Travis Perkins PLC	1,075	1.02%		20	4/15/15	Morgan Stanley Capital Services	(2,669)

162	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Trican Well Service Ltd.	2,865	1.50%	CAD	37	4/15/15	Morgan Stanley Capital Services	$7
Receive	Tsingtao Brewery Co., Ltd.	18,000	0.71%	HKD	1,083	4/15/15	Morgan Stanley Capital Services	(7,469)
Receive	TUI Travel PLC	6,443	1.02%	GBP	28	4/15/15	Morgan Stanley Capital Services	(292)
Receive	TUI Travel PLC	14,054	1.02%		60	4/15/15	Morgan Stanley Capital Services	(637)
Receive	Tupperware Brands Corp.	1,032	0.42%	USD	93	4/15/15	Morgan Stanley Capital Services	(12,646)
Receive	Twenty-First Century Fox, Inc.	2,920	0.42%		95	4/15/15	Morgan Stanley Capital Services	(2,321)
Receive	Ube Industries Ltd./Japan	38,000	0.57%	JPY	8,740	4/15/15	Morgan Stanley Capital Services	(7,595)
Receive	UBM PLC	1,039	1.02%	GBP	7	4/15/15	Morgan Stanley Capital Services	(602)
Receive	UBM PLC	1,297	1.02%		9	4/15/15	Morgan Stanley Capital Services	(751)
Receive	UBM PLC	11,465	1.02%		82	4/15/15	Morgan Stanley Capital Services	(6,640)
Receive	UBS AG	3,119	0.52%	CHF	59	4/15/15	Morgan Stanley Capital Services	(2,928)
Receive	Unione di Banche Italiane SCPA	8,109	0.73%	EUR	47	4/15/15	Morgan Stanley Capital Services	(3,758)
Receive	United Technologies Corp.	1,174	0.42%	USD	134	4/15/15	Morgan Stanley Capital Services	(79)
Receive	UnitedHealth Group, Inc.	1,982	0.42%		148	4/15/15	Morgan Stanley Capital Services	(5,115)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	163

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Valeant Pharmaceuticals International, Inc.	545	1.50%	CAD	80	4/15/15	Morgan Stanley Capital Services	$2,498
Receive	Valeo SA	1,167	0.73%	EUR	100	4/15/15	Morgan Stanley Capital Services	(4,909)
Receive	VeriSign, Inc.	1,359	0.42%	USD	85	4/15/15	Morgan Stanley Capital Services	(5,259)
Receive	VeriSign, Inc.	1,686	0.42%		106	4/15/15	Morgan Stanley Capital Services	(6,524)
Receive	Vermilion Energy, Inc.	2,825	1.50%	CAD	175	4/15/15	Morgan Stanley Capital Services	(1,277)
Receive	Vesuvius PLC	694	1.02%	GBP	3	4/15/15	Morgan Stanley Capital Services	(274)
Receive	Vesuvius PLC	880	1.02%		4	4/15/15	Morgan Stanley Capital Services	(347)
Receive	Vesuvius PLC	898	1.02%		4	4/15/15	Morgan Stanley Capital Services	(354)
Receive	Vesuvius PLC	1,004	1.02%		5	4/15/15	Morgan Stanley Capital Services	(396)
Receive	Vesuvius PLC	1,109	1.02%		5	4/15/15	Morgan Stanley Capital Services	(438)
Receive	Vesuvius PLC	1,829	1.02%		9	4/15/15	Morgan Stanley Capital Services	(722)
Receive	Vesuvius PLC	2,503	1.02%		12	4/15/15	Morgan Stanley Capital Services	(988)
Receive	Vesuvius PLC	2,764	1.02%		13	4/15/15	Morgan Stanley Capital Services	(1,091)
Receive	VF Corp.	2,628	0.42%	USD	158	4/15/15	Morgan Stanley Capital Services	(4,676)

164	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Viacom, Inc.	2,763	0.42%	GBP	235	4/15/15	Morgan Stanley Capital Services	$(7,938)
Receive	Vodafone Group PLC	3,262	1.02%		8	4/15/15	Morgan Stanley Capital Services	(704)
Receive	Vodafone Group PLC	4,116	1.02%		10	4/15/15	Morgan Stanley Capital Services	(888)
Receive	Vodafone Group PLC	35,953	1.02%		86	4/15/15	Morgan Stanley Capital Services	(7,756)
Receive	Volvo AB	330	1.37%	SEK	29	4/15/15	Morgan Stanley Capital Services	(102)
Receive	Volvo AB	5,722	1.37%		507	4/15/15	Morgan Stanley Capital Services	(1,766)
Receive	Waddell & Reed Financial, Inc.	1,787	0.42%	USD	122	4/15/15	Morgan Stanley Capital Services	(6,166)
Receive	Wesfarmers Ltd.	1,451	3.09%	AUD	63	4/15/15	Morgan Stanley Capital Services	(1,975)
Receive	Wesfarmers Ltd.	1,497	3.09%		65	4/15/15	Morgan Stanley Capital Services	(2,405)
Receive	West Fraser Timber Co., Ltd.	822	1.50%	CAD	46	4/15/15	Morgan Stanley Capital Services	906
Receive	Westlake Chemical Corp.	1,010	0.42%	USD	125	4/15/15	Morgan Stanley Capital Services	(2,645)
Receive	Westpac Banking Corp.	5,826	3.09%	AUD	185	4/15/15	Morgan Stanley Capital Services	(4,852)
Receive	Whitbread PLC	201	1.02%	GBP	8	4/15/15	Morgan Stanley Capital Services	(766)
Receive	Whitbread PLC	2,467	1.02%		98	4/15/15	Morgan Stanley Capital Services	(9,404)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	165

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Wing Tai Holdings Ltd.	44,000	0.86%	SGD	81	4/15/15	Morgan Stanley Capital Services	$(3,834)
Receive	Wing Tai Holdings Ltd.	53,000	0.86%		98	4/15/15	Morgan Stanley Capital Services	(4,618)
Receive	Woolworths Ltd.	3,245	3.09%	AUD	110	4/15/15	Morgan Stanley Capital Services	498
Receive	Woolworths Ltd.	1,038	3.09%		35	4/15/15	Morgan Stanley Capital Services	159
Receive	WPP PLC	7,925	1.02%	GBP	110	4/15/15	Morgan Stanley Capital Services	(14,200)
Receive	WSP Global, Inc.	1,382	1.50%	CAD	45	4/15/15	Morgan Stanley Capital Services	1,056
Receive	Wynn Macau Ltd.	13,600	0.71%	HKD	494	4/15/15	Morgan Stanley Capital Services	(5,842)
Receive	Wynn Macau Ltd.	14,800	0.71%		537	4/15/15	Morgan Stanley Capital Services	(6,358)
Receive	Wynn Resorts Ltd.	599	0.42%	USD	126	4/15/15	Morgan Stanley Capital Services	4,366
Receive	Yahoo!, Inc.	161	0.42%		7	4/15/15	Morgan Stanley Capital Services	(814)
Receive	Yahoo!, Inc.	832	0.42%		34	4/15/15	Morgan Stanley Capital Services	(4,207)
Receive	Yahoo!, Inc.	1,592	0.42%		65	4/15/15	Morgan Stanley Capital Services	(8,050)
Receive	Yamada Denki Co. Ltd.	34,000	0.57%	JPY	12,682	4/15/15	Morgan Stanley Capital Services	(7,462)

166	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Market Neutral Strategy – Global—Portfolio of Investments

Receive/ Pay Total Return on Reference Entity	Entity	# of Shares or Units	Rate Paid/ Received by the Fund		Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Yamaha Corp.	11,300	0.57%	JPY	18,577	4/15/15	Morgan Stanley Capital Services	$(16,200)
Receive	Yangzijiang Shipbuilding Holdings Ltd.	187,000	0.86%	SGD	224	4/15/15	Morgan Stanley Capital Services	(7,500)

								$171,305

+	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov or call AllianceBernstein at (800) 227-4618.

*	Notional amount less than $500.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $12,432,471.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for exchange-traded transactions outstanding. The aggregate market value of these securities amounted to $99,996.

(d)	One contract relates to 100 shares.

Currency	Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– Great British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Glossary:

ETF	– Exchange Traded Fund
SPDR	– Standard & Poor’s Depository Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	167

Market Neutral Strategy – Global—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2014 (unaudited)

	Market Neutral Strategy — U.S.		Market Neutral Strategy — Global
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,999,862 and $12,999,446, respectively)	$1,999,862		$12,999,446
Affiliated issuers (cost $1,746,723 and $13,553,141, respectively)	1,746,723		13,553,141
Cash	92		– 0	–
Foreign currencies, at value (cost $0 and $1,089,085, respectively)	– 0	–	1,087,494
Receivable due from Adviser	394,704		816,868
Unrealized appreciation on total return swaps	335,329		2,631,062
Dividends and interest receivable	14,589		63,958
Receivable for capital stock sold	8,765		22
Receivable for terminated total return swaps	64		12,251
Receivable for investment securities sold	– 0	–	16

Total assets	4,500,128		31,164,258

Liabilities
Due to custodian	– 0	–	39,327
Unrealized depreciation on total return swaps	336,419		2,459,757
Custody fee payable	67,220		139,632
Audit fee payable	25,315		28,373
Dividends payable on securities sold short	12,524		50,958
Options written, at value (premiums received $5,175 and $12,560, respectively)	4,768		13,200
Payable for terminated total return swaps	4,518		2,844
Transfer Agent fee payable	748		1,741
Distribution fee payable	405		577
Payable for capital stock redeemed	– 0	–	25,668
Accrued expenses	31,316		39,778

Total liabilities	483,233		2,801,855

Net Assets	$4,016,895		$28,362,403

Composition of Net Assets
Capital stock, at par	$815		$5,438
Additional paid-in capital	4,095,953		28,021,141
Accumulated net investment loss	(204,626)		(610,493)
Accumulated net realized gain on investment and foreign currency transactions	125,436		776,846
Net unrealized appreciation / (depreciation) on foreign currency denominated assets and liabilities	(683)		169,471

Net Assets	$4,016,895		$28,362,403

See notes to financial statements.

168	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Statement of Assets & Liabilities

Net Asset Value Per Share—36,000,000,000 shares of capital stock authorized, $.002 par value

	Net Assets	Shares Outstanding	Net Asset Value

Market Neutral Strategy — U.S.

Class A	$734,040	74,602	$9.84	*

Class C	$171,611	17,766	$9.66

Advisor Class	$1,057,170	106,435	$9.93

Class R	$9,734	1,000	$9.73

Class K	$122,900	12,530	$9.81

Class I	$1,921,440	195,000	$9.85

Market Neutral Strategy — Global

Class A	$1,084,330	104,983	$10.33	*

Class C	$302,105	30,010	$10.07

Advisor Class	$2,148,824	205,917	$10.44

Class R	$22,843	2,229	$10.25

Class K	$10,344	1,000	$10.34

Class I	$24,793,957	2,375,095	$10.44

*	The maximum offering price per share for Class A shares of Market Neutral – U.S. and Market Neutral – Global were $10.28 and $10.79, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	169

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2014 (unaudited)

	Market Neutral Strategy – U.S.		Market Neutral Strategy – Global
Investment Income
Dividends
Unaffiliated issuers	$1,849		$4,890
Affiliated issuers	1,536		6,135
Interest	112		1,106
Securities lending income	– 0	–	229

Total income	3,497		12,360

Expenses
Advisory fee (see Note B)	30,799		183,751
Distribution fee – Class A	1,724		2,458
Distribution fee – Class C	1,415		2,829
Distribution fee – Class R	25		57
Distribution fee – Class K	151		13
Transfer agency – Class A	3,906		3,471
Transfer agency – Class C	1,124		1,152
Transfer agency – Advisor Class	4,897		4,651
Transfer agency – Class R	3		30
Transfer agency – Class K	121		3
Transfer agency – Class I	201		2,503
Custodian	447,576		952,780
Registration fees	39,276		40,695
Administrative	32,600		31,100
Audit	21,542		22,785
Legal	18,341		18,263
Printing	11,994		2,146
Directors’ fees	3,192		3,361
Miscellaneous	1,781		13,859

Total expenses before expenses on securities sold short	620,668		1,285,907
Dividend expense	54,014		145,516
Broker fee	262		2,101
Interest expense	170		1,222

Total expenses	675,114		1,434,746
Less: expenses waived and reimbursed by the Adviser (see Note B)	(586,554)		(1,089,448)

Net expenses	88,560		345,298

Net investment loss	(85,063)		(332,938)

See notes to financial statements.

170	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Statement of Operations

	Market Neutral Strategy – U.S.	Market Neutral Strategy – Global
Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$813,001	$3,341,053
Securities sold short	(553,089)	(1,545,246)
Options written	(6,902)	(16,450)
Swaps	117,620	532,188
Foreign currency transactions	(3)	26,213
Net change in unrealized appreciation/depreciation of:
Investments	(791,245)	(3,184,918)
Securities sold short	542,804	1,353,831
Options written	407	(640)
Swaps	(1,090)	171,305
Foreign currency denominated assets and liabilities	(1)	(3,508)

Net gain on investment and foreign currency transactions	121,502	673,828

Net Increase in Net Assets from Operations	$36,439	$340,890

See notes to financial statements.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	171

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Market Neutral Strategy – U.S.
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(85,063)	$(86,029)
Net realized gain (loss) on investment and foreign currency transactions	370,627	(140,252)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(249,125)	69,554

Net increase (decrease) in net assets from operations	36,439	(156,727)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,681)	– 0	–
Advisor Class	(10,424)	– 0	–
Class R	(100)	– 0	–
Class K	(1,395)	– 0	–
Class I	(29,406)	– 0	–
Net realized gain on investment transactions
Class A	(15,329)	(11,249)
Class C	(3,274)	(2,469)
Advisor Class	(24,526)	(12,094)
Class R	(177)	(36)
Class K	(2,129)	(325)
Class I	(34,593)	(7,020)
Capital Stock Transactions
Net decrease	(644,342)	(1,261,228)

Total decrease	(732,937)	(1,451,148)
Net Assets
Beginning of period	4,749,832	6,200,980

End of period (including accumulated net investment loss of ($204,626) and ($74,557), respectively)	$4,016,895	$4,749,832

See notes to financial statements.

172	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Statement of changes in Net Assets

	Market Neutral Strategy – Global
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(332,938)	$(561,884)
Net realized gain (loss) on investment and foreign currency transactions	2,337,758	(127,759)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(1,663,930)	825,083

Net increase in net assets from operations	340,890	135,440
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(15,628)	– 0	–
Class C	(3,581)	– 0	–
Advisor Class	(22,518)	– 0	–
Class R	(250)	– 0	–
Class K	(113)	– 0	–
Class I	(267,911)	– 0	–
Capital Stock Transactions
Net increase (decrease)	(1,609,966)	1,532,603

Total increase (decrease)	(1,579,077)	1,668,043
Net Assets
Beginning of period	29,941,480	28,273,437

End of period (including accumulated net investment loss of ($610,493) and ($277,555), respectively)	$28,362,403	$29,941,480

See notes to financial statements.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	173

Statement of changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of eight portfolios: AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—U.S., AllianceBernstein Market Neutral Strategy—Global, AllianceBernstein International Discovery Equity Portfolio, AllianceBernstein Emerging Markets Multi-Asset Portfolio, AllianceBernstein Select U.S. Equity Portfolio, AllianceBernstein Dynamic All Market Fund Portfolio and AllianceBernstein Select U.S. Long/Short Portfolio (the “Portfolios”). The AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—U.S., AllianceBernstein Market Neutral Strategy—Global and AllianceBernstein International Discovery Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AllianceBernstein Emerging Markets Multi-Asset Portfolio commenced operations on August 31, 2011. AllianceBernstein Select U.S. Equity Portfolio commenced operations on December 8, 2011. AllianceBernstein Dynamic All Market Fund commenced operations on December 16, 2011. AllianceBernstein Select U.S. Long/Short Portfolio commenced operations on December 12, 2012. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Market Neutral Strategy—U.S. and AllianceBernstein Market Neutral Strategy—Global (the “Strategies”). The Strategies have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class B shares are not currently offered. As of January 31, 2014, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R and Class I shares of AllianceBernstein Market Neutral Strategy—U.S. The Advisor was also the sole shareholder of Class K and Class I shares of AllianceBernstein Market Neutral Strategy—Global as of January 31, 2014. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

174	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	175

Notes to Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market value as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

176	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following tables summarize the valuation of the Strategies’ investments by the above fair value hierarchy levels as of January 31, 2014:

Market Neutral Strategy – U.S.
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$1,746,723		$	– 0	–	$	– 0	–	$1,746,723
U.S. Treasury Bills	– 0	–		1,999,862			– 0	–	1,999,862

Total Investments in Securities	1,746,723			1,999,862			– 0	–	3,746,585
Other Financial Instruments* :
Assets:
Total Return Swaps	– 0	–		335,329			– 0	–	335,329
Liabilities:
Call Options Written	– 0	–		(1,160)			– 0	–	(1,160)
Put Options Written	– 0	–		(3,608)			– 0	–	(3,608)
Total Return Swaps	– 0	–		(336,419)			– 0	–	(336,419)

Total+	$1,746,723			$1,994,004		$	– 0	–	$3,740,727

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

+	There were no transfers between Level 1 and Level 2 during the reporting period.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	177

Notes to Financial Statements

Market Neutral Strategy – Global
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$13,553,141		$	– 0	–	$	– 0	–	$13,553,141
U.S. Treasury Bills	– 0	–		12,999,446			– 0	–	12,999,446

Total Investments in Securities	13,553,141			12,999,446			– 0	–	26,552,587
Other Financial Instruments* :
Assets:
Total Return Swaps	– 0	–		2,630,989			73		2,631,062
Liabilities:
Call Options Written	– 0	–		(3,019)			– 0	–	(3,019)
Put Options Written	– 0	–		(10,181)			– 0	–	(10,181)
Total Return Swaps	– 0	–		(2,459,757)			– 0	–	(2,459,757)

Total+	$13,553,141			$13,157,478			$73		$26,710,692

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategies recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Market Neutral Strategy – Global	Rights			Total Return Swaps			Total
Balance as of 7/31/13		$2,470		$	– 0	–	$2,470
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(296)			73		(223)
Purchases		– 0	–		– 0	–	– 0	–
Sales		(2,174)			– 0	–	(2,174)
Settlements		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 1/31/14	$	– 0	–		$73		$73

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14*	$	– 0	–		$73		$73

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

178	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategies. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	179

Notes to Financial Statements

dividends, interest and foreign withholding taxes recorded on the Strategies’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Strategies) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined

180	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Strategy pays the Adviser an advisory fee at an annual rate of 1.25% of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses, excluding expenses associated with securities sold short, on an annual basis as follows:

Strategy	Class A	Class C	Advisor Class	Class R	Class K	Class I
U.S.	1.55%	2.25%	1.25%	1.75%	1.50%	1.25%
Global	1.60%	2.30%	1.30%	1.80%	1.55%	1.30%

This fee waiver and/or expense reimbursement agreement may not be terminated before November 1, 2014. For the six months ended January 31, 2014, such reimbursement amounted to $553,954 and $1,058,348 for Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively.

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to each Strategy by the Adviser. For the six months ended January 31, 2014, such fees amounted to $32,600 and $31,100 for Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively. Such fees were voluntarily waived by the Adviser.

Each Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,028 for Market Neutral Strategy—U.S. Strategies and $8,993 for Market Neutral Strategy—Global Strategies for the six months ended January 31, 2014.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	181

Notes to Financial Statements

imposed upon redemptions by shareholders of Class A and Class C shares, for each Strategy, for the six months ended January 31, 2014 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A			Class C
U.S.	$125	$	– 0	–	$63
Global	272		– 0	–	212

The Strategies may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Strategies’ transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2014 is as follows:

Strategy	Market Value July 31, 2013 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2014 (000)	Dividend Income (000)
U.S.	$517	$37,192	$35,962	$1,747	$2
Global	1,376	65,847	53,670	13,553	6

Brokerage commissions paid on investment transactions for the six months ended January 31, 2014 amounted to $1,614 and $14,685 for the Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively, of which $0 and $0; and $0 and $0; were paid by the Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively, to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Strategies’ average daily net assets attributable to Class A shares, 1% of the Strategies’ average daily net assets attributable to Class C shares, .50% of the Strategies’ average daily net assets attributable to Class R shares and .25% of the Strategies’ average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the

182	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

commencement of the Strategies’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy as follows:

Strategy	Class C	Class R	Class K
U.S.	$15,448	$581	$2,853
Global	16,855	627	672

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2014, were as follows:

Strategy	Purchases	Sales	Securities Sold Short			Covers on Securities Sold Short
U.S.	$137,984	$4,906,482	$	– 0	–	$4,688,893
Global	417,822	28,858,529		302		10,602,789

During the six months ended January 31, 2014, there were no purchases or sales of U.S. Government Securities.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency, written options and swap transactions) are as follows:

	Gross Unrealized						Net Unrealized Appreciation/ (Depreciation) on Investments
Strategy	Appreciation on Investments			Depreciation on Investments
U.S.	$	– 0	–	$	– 0	–	$	– 0	–
Global		– 0	–		– 0	–		– 0	–

1. Derivative Financial Instruments

The Strategies may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	183

Notes to Financial Statements

The principal types of derivatives utilized by the Strategies, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Strategies may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Strategy may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Strategy pays a premium whether or not the option is exercised. Additionally, the Strategy bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Strategy writes an option, the premium received by the Strategy is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Strategy on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Strategy has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Strategy. In writing an option, the Strategy bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Strategy could result in the Strategy selling or buying a security or currency at a price different from the current market value.

During the six months ended January 31, 2014, AllianceBernstein Market Neutral Strategy—U.S. and AllianceBernstein Market Neutral Strategy—Global held purchased options for non-hedging purposes.

During the six months ended January 31, 2014, AllianceBernstein Market Neutral Strategy—U.S. and AllianceBernstein Market Neutral Strategy—Global held written options for hedging purposes.

184	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

For the six months ended January 31, 2014, the Strategies had the following transactions in written options:

Market Neutral Strategy – U.S.	Number of Contracts		Premiums Received
Options written outstanding as of 7/31/13	– 0	–	$	– 0	–
Options written	104			6,657
Options expired	– 0	–		– 0	–
Options bought back	(19)			(1,482)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 1/31/14	85			$5,175

At January 31, 2014, the maximum loss for written call options was unknown with a fair value of $1,160 expiring February 2014 and the maximum payments for the written put options were $203,450 with a fair value of $3,608 expiring February 2014, as reflected in the Portfolio of Investments. In certain circumstances maximum loss/maximum payments for written call/put options may be partially offset by upfront premiums received upon entering into the contract. In addition, maximum payout amounts for written put options may be partially offset by recovery values of the respective referenced assets.

Market Neutral Strategy – Global	Number of Contracts		Premiums Received
Options written outstanding as of 7/31/13	– 0	–	$	– 0	–
Options written	245			15,253
Options expired	– 0	–		– 0	–
Options bought back	(38)			(2,693)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 1/31/14	207			$12,560

At January 31, 2014, the maximum loss for written call options was unknown with a fair value of $3,019 expiring February 2014 and the maximum payments for the written put options were $484,350 with a fair value of $10,181 expiring February 2014, as reflected in the Portfolio of Investments. In certain circumstances maximum loss/maximum payments for written call/put options may be partially offset by upfront premiums received upon entering into the contract. In addition, maximum payout amounts for written put options may be partially offset by recovery values of the respective referenced assets.

•	Swaps

The Strategy may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Strategy may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	185

Notes to Financial Statements

“Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swaps to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting of collateral by the counterparty to the Strategy to cover the Strategy’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Strategy may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Strategy is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Strategy will receive a payment from or make a payment to the counterparty.

During the six months ended January 31, 2014, AllianceBernstein Market Neutral Strategy—U.S. and AllianceBernstein Market Neutral Strategy—Global held total return swaps for non-hedging purposes.

The Strategies typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master

186	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategies typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Strategy and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Strategies’ net liability, held by the defaulting party, may be delayed or denied.

The Strategies’ Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategies’ counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction. As of January 31, 2014, the Strategies had OTC derivatives with contingent features in net liability positions in the amount of $1,090 and $3,888 for the Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively. The fair value of assets pledged as collateral by the Strategies for such derivatives was $1,799,876 and $0 for the Market Neutral Strategy—U.S. and Market Neutral Strategy—Global, respectively, at January 31, 2014. If a trigger event had occurred at January 31, 2014, for those derivatives in a net liability position, no additional amounts would be required to be posted by the Market Neutral Strategy—U.S., since the aggregate fair value of the required collateral posted exceeded the settlement amounts of open derivative contracts; $3,888 would be required to be posted by Market Neutral Strategy—Global.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	187

Notes to Financial Statements

At January 31, 2014, the Strategies had entered into the following derivatives:

Market Neutral Strategy—U.S.
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Options written, at value	$4,768

Equity contracts	Unrealized appreciation on total return swaps	$335,329	Unrealized depreciation on total return swaps	336,419

Total		$335,329		$341,187

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	$(9,542)	$	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(6,902)		407

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	117,620		(1,090)

Total		$101,176		$(683)

188	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

Market Neutral Strategy—Global
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Options written, at value	$13,200

Equity contracts	Unrealized appreciation on total return swaps	$2,631,062	Unrealized depreciation on total return swaps	2,459,757

Total		$2,631,062		$2,472,957

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	$(54,074)	$	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(16,450)		(640)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	532,188		171,305

Total		$461,664		$170,665

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	189

Notes to Financial Statements

The following tables represent the volume of the Strategies’ derivative transactions during the six months ended January 31, 2014:

Market Neutral Strategy – U.S.
Purchased Options:
Average monthly cost	$18,300	(a)
Total Return Swaps:
Average notional amount	$16,971,828

(a)	Positions were open for five months during the period.

Market Neutral Strategy – Global
Purchased Options:
Average monthly cost	$103,700	(a)
Total Return Swaps:
Average notional amount	$106,593,790

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Strategies do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held during the reporting period were subject to netting arrangements. The following tables present the Strategies’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Strategies as of January 31, 2014:

Market Neutral Strategy – U.S.
Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset		Cash Collateral Received			Securities Collateral Received		Net Amount of Derivatives Assets
Morgan Stanley Capital Services	$335,329	$(335,329)		$	– 0	–	$ – 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged			Securities Collateral Pledged		Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services	$336,419	$(335,329)		$	– 0	–	$(1,090	)*	$	– 0	–
Exchage-Traded Morgan Stanley Co., Inc.	4,768	– 0	–		– 0	–	– 0	–		4,768

Total	$341,187	$(335,329)		$	– 0	–	$(1,090)			$4,768

*	The actual collateral pledged is more than the amount reported due to overcollateralization.

190	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

Market Neutral Strategy – Global
Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset		Cash Collateral Received			Securities Collateral Received			Net Amount of Derivatives Assets
Morgan Stanley Capital Services*	$2,631,062	$(2,455,869)		$	– 0	–	$	– 0	–	$175,193

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged			Securities Collateral Pledged			Net Amount of Derivatives Liabilities
Credit Suisse Securities (Europe) Limited	$3,888	$ – 0	–	$	– 0	–	$	– 0	–	$3,888
Morgan Stanley Capital Services	2,455,869	(2,455,869)			– 0	–		– 0	–	– 0	–
Exchage-Traded Morgan Stanley Co., Inc.	13,200	– 0	–		– 0	–		(13,200	)**	– 0	–

Total	$2,472,957	$(2,455,869)		$	– 0	–		$(13,200)		$3,888

*	Securities have been segregated to collateralize OTC derivatives outstanding at January 31, 2014.

**	The actual collateral pledged is more than the amount reported due to overcollateralization.

2. Currency Transactions

The Strategies may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategies may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategies and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategies may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Strategies may sell securities short. A short sale is a transaction in which the Strategy sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Strategy is obligated to replace the borrowed securities at their market prices at the time of settlement. The Strategy’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	191

Notes to Financial Statements

sales by the Strategy involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Strategy may enter into securities lending transactions. Under the Strategy’s securities lending program, all loans of securities will be collateralized continually by cash. The Strategy will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Strategy in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Strategy to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Strategy will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Strategy amounts equal to any income or other distributions from the securities. The Strategy will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Strategy in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Strategy, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Strategy lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2014, the Market Neutral Strategy—U.S. and the Market Neutral Strategy—Global had no securities out on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Market Neutral Strategy—U.S. did not engage in securities lending transactions. The Market Neutral Strategy—Global earned securities lending income of $229 and $11 from the borrowers and AllianceBernstein Exchange Reserves, respectively, for the six months ended January 31, 2014; these amounts are also reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of

192	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

the Strategies’ transactions in shares of AllianceBernstein Exchange Reserves for the six months ended January 31, 2014 is as follows:

Strategy	Market Value July 31, 2013 (000)			Purchases at Cost (000)			Sales Proceeds (000)			Market Value January 31, 2014 (000)
U.S.	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Global		1,333			2			1,335			– 0	–

NOTE F

Capital Stock

With respect to share classes currently offered, the Company has allocated 18,000,000,000 of authorized shares to the Market Neutral—U.S. Strategy of which 3,000,000,000 is allocated to each of Class A, Class C, Advisor Class, Class R, Class K, and Class I shares and 18,000,000,000 of authorized shares to the Market Neutral—Global Strategy of which 3,000,000,000 is allocated to each of Class A, Class C, Advisor Class, Class R, Class K, and Class I shares. Transactions in capital shares for each class were as follows:

	Market Neutral Strategy – U.S.
	Shares		Amount
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

Class A
Shares sold	110,503	138,578	$1,108,612	$1,415,599

Shares issued in reinvestment of dividends and distributions	1,770	1,060	17,610	10,849

Shares redeemed	(126,070)	(315,749)	(1,283,434)	(3,213,604)

Net decrease	(13,797)	(176,111)	$(157,212)	$(1,787,156)

Class C
Shares sold	4,796	22,428	$47,223	$226,839

Shares issued in reinvestment of distributions	284	198	2,787	2,000

Shares redeemed	(25,800)	(44,978)	(253,181)	(448,577)

Net decrease	(20,720)	(22,352)	$(203,171)	$(219,738)

Advisor Class
Shares sold	5,639	378,090	$57,645	$3,919,882

Shares issued in reinvestment of dividends and distributions	2,222	999	22,307	10,323

Shares redeemed	(37,956)	(315,740)	(380,581)	(3,210,893)

Net increase (decrease)	(30,095)	63,349	$(300,629)	$719,312

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	193

Notes to Financial Statements

	Market Neutral Strategy – U.S.
	Shares		Amount
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

Class K
Shares sold	1,411	2,614	$14,165	$26,527

Shares issued in reinvestment of dividends and distributions	326	28	3,229	289

Shares redeemed	(74)	(45)	(724)	(462)

Net increase	1,663	2,597	$16,670	$26,354

	Market Neutral Strategy – Global
	Shares			Amount
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

Class A
Shares sold	10,746	223,475		$109,130	$2,302,904

Shares issued in reinvestment of distributions	1,216	– 0	–	12,462	– 0	–

Shares redeemed	(103,496)	(158,261)		(1,058,259)	(1,641,058)

Net increase (decrease)	(91,534)	65,214		$(936,667)	$661,846

Class C
Shares sold	3,287	110,587		$33,006	$1,127,818

Shares issued in reinvestment of distributions	347	– 0	–	3,468	– 0	–

Shares redeemed	(74,472)	(46,806)		(740,802)	(473,887)

Net increase (decrease)	(70,838)	63,781		$(704,328)	$653,931

Advisor Class
Shares sold	66,411	193,803		$686,391	$2,017,652

Shares issued in reinvestment of distributions	2,074	– 0	–	21,479	– 0	–

Shares redeemed	(65,535)	(174,753)		(677,727)	(1,812,624)

Net increase	2,950	19,050		$30,143	$205,028

Class R
Shares sold	76	1,144		$770	$11,794

Shares issued in reinvestment of distributions	13	– 0	–	137	– 0	–

Shares redeemed	(2)	(2)		(21)	(23)

Net increase	87	1,142		$886	$11,771

194	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

	Market Neutral Strategy – Global
	Shares				Amount
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)			Year Ended July 31, 2013

Class I
Shares sold	– 0	–	– 0	–	$	– 0	–	$27

Net increase	– 0	–	– 0	–	$	– 0	–	$27

NOTE G

Risks Involved in Investing in the Strategies

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Strategies’ investments or reduce the returns of the Strategy. For example, the value of the Strategies’ investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Strategies’ investments denominated in foreign currencies, the Strategies’ positions in various foreign currencies may cause the Strategy to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Strategies may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—To the extent the Strategies use leveraging techniques, their net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategies’ investments.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	195

Notes to Financial Statements

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended January 31, 2014.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2013 and July 31, 2012 were as follows:

Market Neutral Strategy – U.S.	2013			2012
Distributions paid from:
Ordinary income	$	– 0	–	$ – 0	–
Long-term capital gain		33,193		7,499

Total distributions paid		$33,193		$7,499

Market Neutral Strategy – Global	2013			2012
Distributions paid from:
Ordinary income	$	– 0	–	$116,888
Long-term capital gain		– 0	–	14,178

Total distributions paid	$	– 0	–	$131,066

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Market Neutral Strategy – U.S.
Undistributed long-term capital gain	$	– 0	–
Accumulated capital and other losses		(170,847	)(a)
Unrealized appreciation/(depreciation)		179,569	(b)

Total accumulated earnings/(deficit)		$8,722

(a)

On July 31, 2013, the Strategy had a net capital loss carryforward of $96,290. At July 31, 2013, the Strategy had a qualified late-year ordinary loss deferral of $74,557. These losses are deemed to arise on August 1, 2013.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of unsettled short sales.

196	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Notes to Financial Statements

	Market Neutral Strategy – Global
Accumulated capital and other losses	$(1,119,085	)(a)
Unrealized appreciation/(depreciation)	1,424,021	(b)

Total accumulated earnings/(deficit)	$304,936

(a)

On July 31, 2013, the Strategy had a net capital loss carryforward of $923,572. At July 31, 2013, the Strategy had a qualified late-year ordinary loss deferral of $195,513. These losses are deemed to arise on August 1, 2013.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies (PFICs) and the tax treatment of unsettled short sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of July 31, 2013 the Strategies had capital loss carryforwards as follows:

	Short-Term Amount	Long-Term Amount		Expiration
Market Neutral Strategy – U.S.	$96,290	$	– 0 –	No Expiration
Market Neutral Strategy – Global	923,572		– 0 –	No Expiration

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	197

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Market Neutral Strategy – U.S.
Class A
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2013	2012

Net asset value, beginning of period	$ 10.04	$ 10.27	$ 10.07	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.22)	(.12)	(.15)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24	(.07)	.36	.17

Net increase (decrease) in net asset value from operations	.02	(.19)	.21	.07

Less: Dividends and Distributions
Dividends from net investment income	(.04)	– 0	–	(.00	)(d)	– 0	–
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.84	$ 10.04	$ 10.27	$ 10.07

Total Return
Total investment return based on net asset value(e)	.18%	(1.90)%	2.07%	.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$734	$888	$2,715	$51
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	4.11	%^	3.61%	3.24%	2.87	%^+
Expenses, before waivers/reimbursements(f)	24.76	%^	9.25%	9.05%	59.34	%^+
Net investment loss(c)	(3.98	)%^	(1.10)%	(1.35)%	(1.12	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	(g)	200%	212%	216%

See footnote summary on pages 210-211.

198	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – U.S.
	Class C
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,		August 3, 2010(a) to July 31, 2011
		2013	2012

Net asset value, beginning of period	$ 9.85	$ 10.14	$ 10.01	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.20)	(.21)	(.20)	(.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	(.04)	.34	.17

Net increase (decrease) in net asset value from operations	(.01)	(.25)	.14	.01

Less: Distributions
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.66	$ 9.85	$ 10.14	$ 10.01

Total Return
Total investment return based on net asset value(e)	(.15)%	(2.51)%	1.37%	.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172	$379	$617	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	4.16%^	4.39%	3.87%	3.62	%^+
Expenses, before waivers/reimbursements(f)	25.12%^	10.11%	13.19%	57.90	%^+
Net investment loss(c)	(3.99)%^	(2.05)%	(2.06)%	(1.71	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A (g)	200%	212%	216%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Market Neutral Strategy – U.S.
Advisor Class
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2013	2012

Net asset value, beginning of period	$ 10.15	$ 10.34	$ 10.10	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.17)	(.11)	(.12)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	(.04)	.37	.17

Net increase (decrease) in net asset value from operations	.03	(.15)	.25	.10

Less: Dividends and Distributions
Dividends from net investment income	(.07)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.25)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.93	$ 10.15	$ 10.34	$ 10.10

Total Return
Total investment return based on net asset value(e)	.30%	(1.50)%	2.45%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,057	$1,385	$757	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.41	%^	3.42%	2.95%	2.60	%^+
Expenses, before waivers/reimbursements(f)	26.81	%^	9.01%	9.44%	56.90	%^+
Net investment loss(c)	(3.26	)%^	(1.08)%	(1.11)%	(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	(g)	200%	212%	216%

See footnote summary on pages 210-211.

200	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Market Neutral Strategy – U.S.
Class R
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2013	2012

Net asset value, beginning of period	$ 10.00	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.19)	(.17)	(.16)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	(.03)	.36	.17

Net increase (decrease) in net asset value from operations	.01	(.20)	.20	.05

Less: Dividends and Distributions
Dividends from net investment income	(.10)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.28)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.73	$ 10.00	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	.04%	(2.00)%	1.96%	.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.85	%^	3.86%	3.42%	3.10	%^+
Expenses, before waivers/reimbursements(f)	29.98	%^	9.00%	11.08%	29.74	%^+
Net investment loss(c)	(3.72	)%^	(1.63)%	(1.57)%	(1.24	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	(g)	200%	212%	216%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Market Neutral Strategy – U.S.
Class K
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2013	2012

Net asset value, beginning of period	$ 10.08	$ 10.30	$ 10.08	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.18)	(.14)	(.13)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	(.04)	.36	.18

Net increase (decrease) in net asset value from operations	.02	(.18)	.23	.08

Less: Dividends and Distributions
Dividends from net investment income	(.11)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.29)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.81	$ 10.08	$ 10.30	$ 10.08

Total Return
Total investment return based on net asset value(e)	.20%	(1.79)%	2.25%	.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123	$110	$85	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.60	%^	3.60%	3.25%	2.85	%^+
Expenses, before waivers/reimbursements(f)	30.83	%^	8.76%	10.96%	29.47	%^+
Net investment loss(c)	(3.46	)%^	(1.41)%	(1.29)%	(.99	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	(g)	200%	212%	216%

See footnote summary on pages 210-211.

202	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Market Neutral Strategy – U.S.
Class I
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2013	2012

Net asset value, beginning of period	$ 10.14	$ 10.34	$ 10.10	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.17)	(.12)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21	(.04)	.36	.17

Net increase (decrease) in net asset value from operations	.04	(.16)	.25	.10

Less: Dividends and Distributions
Dividends from net investment income	(.15)	– 0	–	(.00	)(d)	– 0	–
Distributions from net realized gain on investment transactions	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.33)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.85	$ 10.14	$ 10.34	$ 10.10

Total Return
Total investment return based on net asset value(e)	.34%	(1.59)%	2.51%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,921	$1,978	$2,017	$1,971
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.34	%^	3.35%	2.93%	2.60	%^+
Expenses, before waivers/reimbursements(f)	29.41	%^	8.45%	10.53%	29.19	%^+
Net investment loss(c)	(3.20	)%^	(1.12)%	(1.07)%	(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	20%	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	(g)	200%	212%	216%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Class A
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.33		$ 10.30		$ 10.47	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.14)		(.22)		(.23)	(.16)
Net realized and unrealized gain on investment and foreign currency transactions	.25		.25		.11	.63
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.11		.03		(.12)	.47

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.33		$ 10.33		$ 10.30	$ 10.47

Total Return
Total investment return based on net asset value(e)	1.10%		.29%		(1.14)%	4.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,084		$2,029		$1,353	$156
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.66	%^	4.79%		5.09%	4.52	%^+
Expenses, before waivers/reimbursements(f)	8.73	%^	6.50%		8.19%	42.88	%^+
Net investment loss(c)	(2.57	)%^	(2.11)%		(2.23)%	(1.76	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

204	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Class C
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.11		$ 10.15		$ 10.39	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.15)		(.30)		(.31)	(.34)
Net realized and unrealized gain on investment and foreign currency transactions	.22		.26		.12	.73
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.07		(.04)		(.19)	.39

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.07		$ 10.11		$ 10.15	$ 10.39

Total Return
Total investment return based on net asset value(e)	.73%		(.39)%		(1.82)%	3.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$302		$1,019		$376	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.02	%^	5.56%		5.72%	5.45	%^+
Expenses, before waivers/reimbursements(f)	8.12	%^	7.29%		8.72%	43.85	%^+
Net investment loss(c)	(2.91	)%^	(2.89)%		(3.03)%	(3.49	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Advisor Class
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.41		$ 10.36		$ 10.50	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.12)		(.20)		(.21)	(.13)
Net realized and unrealized gain on investment and foreign currency transactions	.26		.25		.12	.63
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.14		.05		(.09)	.50

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.44		$ 10.41		$ 10.36	$ 10.50

Total Return
Total investment return based on net asset value(e)	1.38%		.48%		(.85)%	5.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,149		$2,114		$1,906	$99
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.29	%^	4.59%		4.85%	4.18	%^+
Expenses, before waivers/reimbursements(f)	10.22	%^	6.32%		7.75%	41.00	%^+
Net investment loss(c)	(2.21	)%^	(1.90)%		(2.04)%	(1.40	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

206	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Class R
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.26		$ 10.26		$ 10.45	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.14)		(.25)		(.26)	(.20)
Net realized and unrealized gain on investment and foreign currency transactions	.24		.25		.12	.65
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.10		– 0	–	(.14)	.45

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.25		$ 10.26		$ 10.26	$ 10.45

Total Return
Total investment return based on net asset value(e)	1.01%		– 0	–%	(1.33)%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23		$22		$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.80	%^	4.96%		5.14%	4.63	%^+
Expenses, before waivers/reimbursements(f)	10.64	%^	6.50%		8.97%	31.18	%^+
Net investment loss(c)	(2.73	)%^	(2.33)%		(2.52)%	(2.02	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Class K
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.34		$ 10.31		$ 10.48	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.13)		(.21)		(.24)	(.18)
Net realized and unrealized gain on investment and foreign currency transactions	.24		.24		.12	.66
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.11		.03		(.12)	.48

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.34		$ 10.34		$ 10.31	$ 10.48

Total Return
Total investment return based on net asset value(e)	1.10%		.29%		(1.13)%	4.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.56	%^	4.76%		4.89%	4.38	%^+
Expenses, before waivers/reimbursements(f)	10.09	%^	6.19%		8.71%	30.92	%^+
Net investment loss(c)	(2.47	)%^	(2.07)%		(2.27)%	(1.77	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

208	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Market Neutral Strategy – Global
	Class I
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31,			August 3, 2010(a) to July 31, 2011
			2013		2012

Net asset value, beginning of period	$ 10.42		$ 10.37		$ 10.50	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.12)		(.19)		(.22)	(.15)
Net realized and unrealized gain on investment and foreign currency transactions	.25		.24		.14	.65
Contributions from Adviser	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.13		.05		(.08)	.50

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.05)	– 0	–

Net asset value, end of period	$ 10.44		$ 10.42		$ 10.37	$ 10.50

Total Return
Total investment return based on net asset value(e)	1.28%		.48%		(.75)%	5.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,794		$24,747		$24,618	$2,048
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.32	%^	4.51%		4.71%	4.13	%^+
Expenses, before waivers/reimbursements(f)	9.82	%^	5.89%		6.71%	30.66	%^+
Net investment loss(c)	(2.23	)%^	(1.83)%		(2.08)%	(1.52	)%^+
Portfolio turnover rate (excluding securities sold short)	10%		154%		201%	189%
Portfolio turnover rate (including securities sold short)	N/A	(g)	175%		270%	240%

See footnote summary on pages 210-211.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	209

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest expense and expenses on securities sold short:

	Six Months Ended January 31, 2014 (unaudited)				August 3, 2010(a) to July 31, 2011
			Year Ended July 31,
			2013	2012
Market Neutral Strategy — U.S.
Class A
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55	%^+
Before waivers/reimbursements	22.19	%^	7.20%	7.36%	58.02	%^+
Class C
Net of waivers/reimbursements	2.25	%^	2.25%	2.25%	2.25	%^+
Before waivers/reimbursements	23.20	%^	7.97%	11.57%	56.53	%^+
Advisor Class
Net of waivers/reimbursements	1.25	%^	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	24.65	%^	6.83%	7.74%	55.54	%^+
Class R
Net of waivers/reimbursements	1.75	%^	1.75%	1.75%	1.75	%^+
Before waivers/reimbursements	27.88	%^	6.89%	9.40%	28.39	%^+
Class K
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50	%^+
Before waivers/reimbursements	28.73	%^	6.66%	9.21%	28.11	%^+
Class I
Net of waivers/reimbursements	1.25	%^	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	27.31	%^	6.35%	8.85%	27.84	%^+

Market Neutral Strategy —Global
Class A
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60	%^+
Before waivers/reimbursements	7.67	%^	3.31%	4.70%	39.96	%^+
Class C
Net of waivers/reimbursements	2.30	%^	2.30%	2.30%	2.30	%^+
Before waivers/reimbursements	7.41	%^	4.03%	5.30%	40.70	%^+
Advisor Class
Net of waivers/reimbursements	1.30	%^	1.30%	1.30%	1.30	%^+
Before waivers/reimbursements	9.23	%^	3.03%	4.21%	38.12	%^+
Class R
Net of waivers/reimbursements	1.80	%^	1.80%	1.80%	1.80	%^+
Before waivers/reimbursements	9.64	%^	3.34%	5.64%	28.36	%^+
Class K
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55	%^+
Before waivers/reimbursements	9.07	%^	2.98%	5.37%	28.09	%^+
Class I
Net of waivers/reimbursements	1.30	%^	1.30%	1.30%	1.30	%^+
Before waivers/reimbursements	8.81	%^	2.68%	3.30%	27.83	%^+

210	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Financial Highlights

(g)	The Strategy achieved its short exposures during the reporting period, principally through the use of derivatives, which are not accounted for when calculating portfolio turnover rates. In past reporting periods, short exposures were achieved, in significant part, through the use of securities sold short.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	211

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.,(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Yun Chen(2), Vice President

Vadim Zlotnikov(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Strategies’ portfolios are made by the Adviser’s Market Neutral Investment Team. Mr. Yun Chen and Mr. Vadim Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Strategies’ portfolios.

212	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Cap Fund (the “Fund”), in respect of AllianceBernstein Market Neutral Strategy – U.S. (“U.S. Market Neutral Strategy”) and Market Neutral Strategy – Global (“Global Market Neutral Strategy”) (each a “Strategy” and collectively, the “Strategies”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of

1	The information in the fee evaluation was completed on April 22, 2013 and discussed with the Board of Directors on April 30-May 2, 2013.

2	Future references to the Fund and the Strategies do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	213

arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

STRATEGY ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Strategies pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. Also shown are the Strategies’ net assets on March 31, 2013.

Strategy	Net Assets 3/31/12 ($MIL)	Advisory Fee Schedule
U.S. Market Neutral Strategy	$7.1	1.25% of average daily net assets
Global Market Neutral Strategy	$30.0	1.25% of average daily net assets

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. During the Strategies’ most recently completed fiscal year, the Adviser was entitled to receive $62,500 (0.903% of the Strategy’s average daily net assets) from U.S. Market Neutral Strategy and $60,500 (0.273% of the Strategy’s average daily net assets) from Global Market Neutral Strategy for providing such services, but waived the amounts in their entirety.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ total expense ratios to the amounts set forth below for the Strategies’ current fiscal year. The waiver is terminable by the Adviser at the end of the Strategies’ fiscal year upon at least 60 days’ written notice prior to the Strategies’ prospectus update. Also, set forth below are the Strategies’ annualized semi-annual gross expense ratios:4

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (1/31/13)[5]		Fiscal Year End
U.S. Market Neutral Strategy	Advisor Class A Class C Class R Class K Class I	1.25 1.55 2.25 1.75 1.50 1.25	% % % % % %	5.70 6.42 7.13 6.14 5.94 5.59	% % % % % %	July 31 (ratios as of January 31, 2013)

3	Jones v. Harris at 1427.

4	Semi-annual total expense ratios are unaudited.

5	Annualized.

214	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (1/31/13)		Fiscal Year End
Global Market Neutral Strategy	Advisor Class A Class C Class R Class K Class I	1.30 1.60 2.30 1.80 1.55 1.30	% % % % % %	2.90 3.18 3.90 3.24 2.91 2.60	% % % % % %	July 31 (ratios as of January 31, 2013)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	215

given to the advisory fees charged to institutional accounts with a similar investment style as the Strategies.6 In addition to the AllianceBernstein institutional fee schedule, set forth below are what would have been the effective advisory fees of the Strategies had the AllianceBernstein institutional fee schedules been applicable to the Strategies based on March 31, 2013 net assets:7

Strategy	Net Assets 3/31/13 ($MIL)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Strategy Advisory Fee
U.S. Market Neutral Strategy	$7.1	Market Neutral – U.S. 1.00% or 0.50% plus 20% of returns above the benchmark (ML 3 Mo. T-Bill Index).	1.000%	1.250%

Global Market Neutral Strategy	$30.0	Market Neutral – Global 1.00% or 0.50 % plus 20% of returns above the benchmark (ML 3 Mo. T-Bill Index).	1.000%	1.250%

The Adviser represented that it does not provide any sub-advisory investment services to other investment companies that have a substantially similar investment style as the Strategies.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services offered by other investment advisers.8 Lipper’s analysis included the comparison of each Strategy’s contractual

6	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

7	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

8	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

216	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

management fee, estimated at the approximate current asset level of the Strategy, to the median of the Strategy’s Lipper Expense Group (“EG”)9 and the Strategy’s contractual management fee ranking.10

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Strategy	Contractual Management Fee (%)[11]	Lipper EG Median (%)	Lipper EG Rank
U.S. Market Neutral Strategy	1.250	1.330	3/8
Global Market Neutral Strategy	1.250	1.288	4/8

Lipper also compared the Strategies’ total expense ratios to the medians of the Strategies’ Lipper Expense Universes (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Strategy.12 Set forth below is Lipper’s comparison of the Strategies’ total expense ratios and the medians of the Strategies’ EGs and EUs. The Strategies’ total expense ratio rankings are also shown.

Strategy	Total Expense Ratio (%)[13]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
U.S. Market Neutral Strategy	1.550	1.600	4/8	1.527	7/12
Global Market Neutral Strategy	1.600	1.620	4/8	1.575	8/14

9	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

10	The contractual management fee is calculated by Lipper using the Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Fund had the lowest effective fee rate in the Lipper peer group.

11	The contractual management fee does not reflect any expense reimbursements made by the Strategies to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

12	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

13	Projected total expense ratio information pertains to the Strategy’s Class A shares.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	217

Based on this analysis, U.S. Market Neutral Strategy has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis and Global Market Neutral Strategy has equally favorable rankings on a contractual management fee basis and on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Strategies. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Strategies was negative during calendar years 2012.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support (revenue sharing payments).

218	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

During the Strategies’ most recently completed fiscal year, ABI received from U.S. Market Neutral Strategy $48, $13,914 and $0, and from Global Market Neutral Strategy $0, $4,463 and $174, in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Strategies’ most recently completed fiscal year, ABIS received $18,007 and $18,011 in fees from the U.S. Market Neutral Strategy and Global Market Neutral Strategy, respectively.

The Strategies effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Strategies is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	219

business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli14 study on advisory fees and various fund characteristics.15 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.16 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $443 billion as of March 31, 2013, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

14	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

15	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

16	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

220	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

The information prepared by Lipper shows the 1 year performance return and rankings17 of each Strategy relative to the Strategy’s Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”) for the period ended February 28, 2013.18,19

	Strategy (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
U.S. Market Neutral Strategy
1 year	-2.08	-0.89	0.95	5/8	13/17

Global Market Neutral Strategy
1 year	0.98	0.74	0.95	3/8	8/17

Set forth below are the 1 year and since inception performance returns of the Strategies (in bold)20 versus their benchmarks.21

	Period Ended February 28, 2013 Annualized Performance
	1 Year (%)	Since Inception (%)
U.S. Market Neutral Strategy	-2.08	0.44
ML 3 Month Treasury Bill	0.11	0.10
S&P 500 Index	13.46	14.85
Inception Date: August 3, 2010

Global Market Neutral Strategy	0.98	1.50
ML 3 Month Treasury Bill	0.11	0.10
S&P 500 Index	13.46	14.85
Inception Date: August 3, 2010

17	The performance returns and rankings of the Strategy are for the Strategy’s Class A shares. The performance returns of the Strategies were provided by Lipper.

18	The Strategies’ PGs are identical to their EGs. The Strategies’ PUs are not identical to their EUs, as the criteria for including/excluding a fund from a PU is somewhat different from that of an EU.

19	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Strategy even if a Strategy had a different investment classification/objective at a different point in time.

20	The performance returns and risk measures shown in the table are for the Class A shares of the Strategies.

21	The Adviser provided Strategy and benchmark performance return information for periods through February 28, 2013.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	221

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 29, 2013

222	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

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Select US Equity Portfolio

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Emerging Markets Multi-Asset Portfolio

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES •	223

AllianceBernstein Family of Funds

NOTES

224	• ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MNS-0152-0114

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014